POST-EFFECTIVE AMENDMENT TO REGISTRATION STATEMENT ON FORM N-1A

AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON JUNE 30, 2026

1933 Act Registration File No.: 333-289838

1940 Act File No.: 811-24117

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. ___	[ ]
Post-Effective Amendment No. 60	[X]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 64	[X]

Corgi ETF Trust I

(Exact Name of Registrant as Specified in Charter)

425 Bush St, Suite 500

San Francisco, CA 94104

(Address of Principal Executive Offices, Zip Code)

Registrant's Telephone Number, including Area Code: (855) 552-6744

Northwest Registered Agent Service, Inc.

8 The Green, STE B

Dover, DE 19901

(Name and Address of Agent for Service)

With Copies to:

Emily Z. Yuan

Corgi Strategies, LLC

425 Bush St, Suite 500

San Francisco, CA 94104

Peter Skaliy (Counsel / Filing Contact)
Corgi Strategies, LLC
425 Bush St, Suite 500
San Francisco, CA 94104
Tel: (404) 275-0259

Approximate date of proposed public offering: As soon as practicable after the effective date of this registration statement.

It is proposed that this filing will become effective (check appropriate box):

[ ]	immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[X]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on [ ], 2026 pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PRELIMINARY PROSPECTUS

SUBJECT TO COMPLETION

JUNE 30, 2026

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

Prospectus

[ ], 2026

Fund Name	Ticker
Corgi 500 ETF	[ ]	[ ]
Corgi U.S. Large Cap Growth ETF	[ ]	[ ]
Corgi U.S. Value ETF	[ ]	[ ]
Corgi U.S. Total Market ETF	[ ]	[ ]
Corgi U.S. Mid Cap ETF	[ ]	[ ]
Corgi U.S. Equal Weight ETF	[ ]	[ ]
Corgi U.S. 100 ETF	[ ]	[ ]
Corgi U.S. Small Cap ETF	[ ]	[ ]
Corgi U.S. Small Cap Growth ETF	[ ]	[ ]
Corgi U.S. Small Cap Value ETF	[ ]	[ ]
Corgi U.S. Multifactor ETF	[ ]	[ ]
Corgi U.S. Low Volatility ETF	[ ]	[ ]
Corgi U.S. Quality ETF	[ ]	[ ]
Corgi U.S. Momentum ETF	[ ]	[ ]
Corgi U.S. Dividend ETF	[ ]	[ ]
Corgi U.S. Dividend Growth ETF	[ ]	[ ]
Corgi U.S. Mid Cap Dividend ETF	[ ]	[ ]

The U.S. Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

FUND SUMMARY – Corgi 500 ETF
FUND SUMMARY – Corgi U.S. Large Cap Growth ETF
FUND SUMMARY – Corgi U.S. Value ETF
FUND SUMMARY – Corgi U.S. Total Market ETF
FUND SUMMARY – Corgi U.S. Mid Cap ETF
FUND SUMMARY – Corgi U.S. Equal Weight ETF
FUND SUMMARY – Corgi U.S. 100 ETF
FUND SUMMARY – Corgi U.S. Small Cap ETF
FUND SUMMARY – Corgi U.S. Small Cap Growth ETF
FUND SUMMARY – Corgi U.S. Small Cap Value ETF
FUND SUMMARY – Corgi U.S. Multifactor ETF
FUND SUMMARY – Corgi U.S. Low Volatility ETF
FUND SUMMARY – Corgi U.S. Quality ETF
FUND SUMMARY – Corgi U.S. Momentum ETF
FUND SUMMARY – Corgi U.S. Dividend ETF
FUND SUMMARY – Corgi U.S. Dividend Growth ETF
FUND SUMMARY – Corgi U.S. Mid Cap Dividend ETF
ADDITIONAL INFORMATION ABOUT FUNDS
MANAGEMENT
HOW TO BUY AND SELL SHARES
FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES
DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES
FINANCIAL HIGHLIGHTS

FUND SUMMARY – Corgi 500 ETF

Investment Objective

The Corgi 500 ETF (the "Fund") seeks to track the investment results of an index that measures the performance of 500 large-capitalization U.S. companies.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other possible fees, such as your broker-dealer's brokerage commissions and any other fees from financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	[ ]%
Other Expenses(2)	[ ]%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Adviser uses a full replication approach to manage the Fund. Under normal market conditions, the Fund generally expects to invest in all (or substantially all) of the securities included in the Index in approximately the same proportions as the Index. However, the Adviser may use a representative sampling approach when full replication is not practical due to factors such as the number or liquidity of Index constituents, portfolio rebalancing requirements, corporate actions, or other market conditions that make it more efficient to hold a representative sample of Index securities. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Index. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. As a result, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund.

The Index measures the performance of the large-capitalization sector of the U.S. equity market and includes approximately 500 of the largest U.S. companies. The securities in the Index are weighted based on the float-adjusted market value of their outstanding shares. The Index consists of securities from a broad range of industries. As of [  ], a significant portion of the Index is represented by securities of companies in the [  ] industry or sector. The components of the Index are likely to change over time.

The Fund has adopted a non-fundamental investment policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in the types of investments suggested by the Fund's name (the "80% investment policy"). The Fund considers the investments suggested by its name to be equity securities of large-capitalization U.S. companies, which are the securities that comprise the Index. In addition, in seeking to track the Index, the Fund may invest in equity securities not included in the Index, cash and cash equivalents, and money market instruments (including money market funds advised by the Adviser). The Fund's 80% investment policy may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

The Index is sponsored by [ ] (the "Index Provider"), which is not affiliated with the Fund or the Adviser. The Index Provider determines the Index's composition and the relative weightings of the securities included in the Index and publishes information regarding the Index's market value.

The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is so concentrated. The degree to which components of the Index represent certain sectors or industries may change over time.

Principal Risks of Investing in the Fund

The principal risks are presented below in alphabetical order. The order in which the risks appear does not necessarily indicate the relative importance of any particular risk to the Fund. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Concentration Risk. To the extent the Fund's underlying Index concentrates in the securities of issuers in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent. A concentrated fund may be subject to greater risk of loss as a result of adverse economic, business, or other developments affecting that industry than a more broadly diversified fund.

Equity Market Risk. The Fund's investments are subject to changes in overall economic conditions, broad market movements, and the risks inherent in investing in securities markets. Markets may be volatile, and investment prices may fluctuate significantly due to various factors, including, but not limited to, economic expansion or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and overall market liquidity. The Fund also faces the risk that geopolitical developments may disrupt securities markets and negatively affect global economies and markets. Local, regional, or global events (such as war, terrorism, the spread of infectious disease or other public health concerns, or similar events) could materially affect the Fund and its investments.

ETF Risks. The Fund is an exchange-traded fund ("ETF") and is subject to risks associated with ETF structure and secondary-market trading. These include potential reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations described below.

• AP and Market Maker Dependence Risk. The Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or "AP"). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.

• Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of a Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.

• Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from a Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.

• Trading. Although Shares are listed for trading on [ ] (the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of a Fund's portfolio holdings may deteriorate.

•          Index Calculation & Methodology Risk. The Index may be calculated incorrectly or the methodology may be misapplied due to errors, delays, or omissions in data, corporate action processing, or the application of Index rules. Such issues may cause unintended inclusions or exclusions, inaccurate weights, or delayed implementation of Index changes and, until corrected, may cause the Fund to deviate from its intended exposures and from the Index's published values.

Large-Capitalization Companies Risk. Large-capitalization companies may be less able than smaller-capitalization companies to adapt to changing market conditions and competitive challenges. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller-capitalization companies. The performance of large-capitalization companies could trail the overall performance of the broader securities markets.

Limited Shareholder Rights Risk. The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings of shareholders and permits removal of a Trustee only by the remaining Trustees. The Trust's Declaration of Trust provides that certain disputes must be resolved in a specific state court and contains a jury trial waiver. These provisions may discourage certain types of claims or limit shareholders' ability to bring claims in a judicial forum they consider favorable. In addition, under the Declaration of Trust, the Board may take certain actions without a shareholder vote, including liquidating the Fund. These provisions, set forth in Article VI, Section 4 of the Declaration of Trust, do not apply to claims arising under the federal securities laws.

Liquidity Risk. Certain equity investments may become less liquid, particularly during periods of market stress or heightened volatility. Reduced liquidity may make it more difficult or costly to buy or sell securities at desired times or prices, may increase bid-ask spreads, and may contribute to valuation differences and tracking error.

New Adviser Risk. The Adviser is a recently registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing a Fund's investment approach or in achieving a Fund's intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient index tracking.

Non-Diversification Risk. The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended. As a result, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund. The Fund's performance may be more sensitive to any single economic, business, political, regulatory, or other occurrence affecting those issuers.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties and other third parties could impair operations, result in financial loss, or hinder the Fund's ability to meet its objective.

Passive Strategy Risk. The Fund seeks to track the Index and, under normal circumstances, generally does not take temporary defensive positions in response to market conditions. Performance may deviate from broad market returns or active strategies; the Fund will not attempt to mitigate declines in the Index.

•          Third-Party Data Risk. The Index relies on third-party data (e.g., prices, amounts outstanding/issue size (and, where applicable, float-adjusted amounts outstanding), classifications, and corporate actions) and may be calculated by an unaffiliated index calculation agent based on rules owned and set by the Index Provider. Errors, delays, or misapplications by data vendors, the Index Provider, or the index calculation agent may cause incorrect constituents/weights or delayed changes, which could cause the Fund to deviate from the Index and its published values. If required data licenses are unavailable or revoked, or fees materially increase, Index calculation or dissemination may be interrupted or terminated on short notice.

Tracking Difference and Tracking Error Risk. The Fund's results may differ from those of the Index for various reasons. The Fund bears operating expenses and portfolio transaction costs that the Index does not. The Fund may not be fully invested in Index constituents at all times, may hold securities not included in the Index, and may experience timing differences, cash holdings, corporate actions, tax considerations, or fair-value pricing that contribute to tracking difference.

•          Unaffiliated Index Provider Risk. The Index is owned and maintained by an unaffiliated third party (the "Index Provider"). The Adviser has no control over the Index methodology or the Index Provider's determinations, including how the methodology is interpreted or applied to corporate actions, data questions, or constituent eligibility. Decisions, changes, or failures by the Index Provider may adversely affect the Index and, in turn, the Fund.

Valuation Risk. Certain portfolio holdings, and potentially a significant portion of the Fund's portfolio, may be valued using factors other than market quotations. This may occur more frequently during periods of market stress or reduced liquidity. When market quotations are not readily available, a portfolio holding may be valued using one of several available methods. The value assigned to a holding at a given time may differ from the value that would result if a different methodology were used or if the holding were priced using market quotations. Portfolio holdings valued using methods other than market quotations, including "fair-valued" securities, may experience greater day-to-day fluctuations in value than if market quotations were available.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will present a calendar-year bar chart and a table showing average annual total returns, which will help illustrate return variability over time and will compare the Fund's results with those of the Index and a broad-based securities market index.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, Portfolio Managers for the Adviser; each of whom has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

 The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

 Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

 If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, or for shareholder and educational support. These payments may create a conflict of interest by incentivizing the intermediary or its personnel to recommend the Fund over other investments. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. Ask your salesperson or visit your intermediary's website for more information.

FUND SUMMARY – Corgi U.S. Large Cap Growth ETF

Investment Objective

The Corgi U.S. Large Cap Growth ETF (the "Fund") seeks to track the investment results of an index that measures the performance of U.S. large-capitalization equities that exhibit growth characteristics.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other possible fees, such as your broker-dealer's brokerage commissions and any other fees from financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	[ ]%
Other Expenses(2)	[ ]%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Adviser uses a full replication approach to manage the Fund. Under normal market conditions, the Fund generally expects to invest in all (or substantially all) of the securities included in the Index in approximately the same proportions as the Index. However, the Adviser may use a representative sampling approach when full replication is not practical due to factors such as the number or liquidity of Index constituents, portfolio rebalancing requirements, corporate actions, or other market conditions that make it more efficient to hold a representative sample of Index securities. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Index. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. As a result, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund.

The Index measures the performance of the large-capitalization growth sector of the U.S. equity market. The Index is a subset of a broader U.S. large-capitalization equity index and selects equity securities that exhibit growth characteristics, including higher price-to-book ratios, higher forecasted earnings growth, and higher sales per share historical growth relative to other securities in the parent index. The Index is reconstituted annually and rebalanced quarterly. As of the date of this Prospectus, the Index includes approximately [ ] components.

The Fund has adopted a non-fundamental investment policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in the types of investments suggested by the Fund's name (the "80% investment policy"). The Fund considers the investments suggested by its name to be large-capitalization U.S. equity securities that exhibit growth characteristics, which are the securities that comprise the Index. In addition, in seeking to track the Index, the Fund may invest in equity securities not included in the Index, cash and cash equivalents, and money market instruments (including money market funds advised by the Adviser). The Fund's 80% investment policy may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

The Index is sponsored by [ ] (the "Index Provider"), which is not affiliated with the Fund or the Adviser. The Index Provider determines the Index's composition and the relative weightings of the securities included in the Index and publishes information regarding the Index's market value.

The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is so concentrated. The degree to which components of the Index represent certain sectors or industries may change over time.

Principal Risks of Investing in the Fund

The principal risks are presented below in alphabetical order. The order in which the risks appear does not necessarily indicate the relative importance of any particular risk to the Fund. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Concentration Risk. To the extent the Fund's underlying Index concentrates in the securities of issuers in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent. A concentrated fund may be subject to greater risk of loss as a result of adverse economic, business, or other developments affecting that industry than a more broadly diversified fund.

Equity Market Risk. The Fund's investments are subject to changes in overall economic conditions, broad market movements, and the risks inherent in investing in securities markets. Markets may be volatile, and investment prices may fluctuate significantly due to various factors, including, but not limited to, economic expansion or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and overall market liquidity. The Fund also faces the risk that geopolitical developments may disrupt securities markets and negatively affect global economies and markets. Local, regional, or global events (such as war, terrorism, the spread of infectious disease or other public health concerns, or similar events) could materially affect the Fund and its investments.

ETF Risks. The Fund is an exchange-traded fund ("ETF") and is subject to risks associated with ETF structure and secondary-market trading. These include potential reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations described below.

• AP and Market Maker Dependence Risk. The Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or "AP"). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.

• Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of a Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.

• Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from a Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.

• Trading. Although Shares are listed for trading on [ ] (the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of a Fund's portfolio holdings may deteriorate.

Growth Investing Risk. Growth stocks can be more volatile than other types of stocks. If the market does not value the growth characteristics of such company, the price of the company's shares may decline or fail to appreciate as expected.

•          Index Calculation & Methodology Risk. The Index may be calculated incorrectly or the methodology may be misapplied due to errors, delays, or omissions in data, corporate action processing, or the application of Index rules. Such issues may cause unintended inclusions or exclusions, inaccurate weights, or delayed implementation of Index changes and, until corrected, may cause the Fund to deviate from its intended exposures and from the Index's published values.

Large-Capitalization Companies Risk. Large-capitalization companies may be less able than smaller-capitalization companies to adapt to changing market conditions and competitive challenges. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller-capitalization companies. The performance of large-capitalization companies could trail the overall performance of the broader securities markets.

Limited Shareholder Rights Risk. The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings of shareholders and permits removal of a Trustee only by the remaining Trustees. The Trust's Declaration of Trust provides that certain disputes must be resolved in a specific state court and contains a jury trial waiver. These provisions may discourage certain types of claims or limit shareholders' ability to bring claims in a judicial forum they consider favorable. In addition, under the Declaration of Trust, the Board may take certain actions without a shareholder vote, including liquidating the Fund. These provisions, set forth in Article VI, Section 4 of the Declaration of Trust, do not apply to claims arising under the federal securities laws.

Liquidity Risk. Certain equity investments may become less liquid, particularly during periods of market stress or heightened volatility. Reduced liquidity may make it more difficult or costly to buy or sell securities at desired times or prices, may increase bid-ask spreads, and may contribute to valuation differences and tracking error.

New Adviser Risk. The Adviser is a recently registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing a Fund's investment approach or in achieving a Fund's intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient index tracking.

Non-Diversification Risk. The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended. As a result, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund. The Fund's performance may be more sensitive to any single economic, business, political, regulatory, or other occurrence affecting those issuers.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties and other third parties could impair operations, result in financial loss, or hinder the Fund's ability to meet its objective.

Passive Strategy Risk. The Fund seeks to track the Index and, under normal circumstances, generally does not take temporary defensive positions in response to market conditions. Performance may deviate from broad market returns or active strategies; the Fund will not attempt to mitigate declines in the Index.

•          Third-Party Data Risk. The Index relies on third-party data (e.g., prices, amounts outstanding/issue size (and, where applicable, float-adjusted amounts outstanding), classifications, and corporate actions) and may be calculated by an unaffiliated index calculation agent based on rules owned and set by the Index Provider. Errors, delays, or misapplications by data vendors, the Index Provider, or the index calculation agent may cause incorrect constituents/weights or delayed changes, which could cause the Fund to deviate from the Index and its published values. If required data licenses are unavailable or revoked, or fees materially increase, Index calculation or dissemination may be interrupted or terminated on short notice.

Tracking Difference and Tracking Error Risk. The Fund's results may differ from those of the Index for various reasons. The Fund bears operating expenses and portfolio transaction costs that the Index does not. The Fund may not be fully invested in Index constituents at all times, may hold securities not included in the Index, and may experience timing differences, cash holdings, corporate actions, tax considerations, or fair-value pricing that contribute to tracking difference.

•          Unaffiliated Index Provider Risk. The Index is owned and maintained by an unaffiliated third party (the "Index Provider"). The Adviser has no control over the Index methodology or the Index Provider's determinations, including how the methodology is interpreted or applied to corporate actions, data questions, or constituent eligibility. Decisions, changes, or failures by the Index Provider may adversely affect the Index and, in turn, the Fund.

Valuation Risk. Certain portfolio holdings, and potentially a significant portion of the Fund's portfolio, may be valued using factors other than market quotations. This may occur more frequently during periods of market stress or reduced liquidity. When market quotations are not readily available, a portfolio holding may be valued using one of several available methods. The value assigned to a holding at a given time may differ from the value that would result if a different methodology were used or if the holding were priced using market quotations. Portfolio holdings valued using methods other than market quotations, including "fair-valued" securities, may experience greater day-to-day fluctuations in value than if market quotations were available.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will present a calendar-year bar chart and a table showing average annual total returns, which will help illustrate return variability over time and will compare the Fund's results with those of the Index and a broad-based securities market index.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, Portfolio Managers for the Adviser; each of whom has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

 The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

 Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

 If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, or for shareholder and educational support. These payments may create a conflict of interest by incentivizing the intermediary or its personnel to recommend the Fund over other investments. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. Ask your salesperson or visit your intermediary's website for more information.

FUND SUMMARY – Corgi U.S. Value ETF

Investment Objective

The Corgi U.S. Value ETF (the "Fund") seeks to track the investment results of an index that measures the performance of U.S. large-capitalization equities that exhibit value characteristics.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other possible fees, such as your broker-dealer's brokerage commissions and any other fees from financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	[ ]%
Other Expenses(2)	[ ]%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Adviser uses a full replication approach to manage the Fund. Under normal market conditions, the Fund generally expects to invest in all (or substantially all) of the securities included in the Index in approximately the same proportions as the Index. However, the Adviser may use a representative sampling approach when full replication is not practical due to factors such as the number or liquidity of Index constituents, portfolio rebalancing requirements, corporate actions, or other market conditions that make it more efficient to hold a representative sample of Index securities. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Index. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. As a result, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund.

The Index measures the performance of the large-capitalization value sector of the U.S. equity market. The Index is a subset of a broader U.S. large-capitalization equity index and selects equity securities that exhibit value characteristics, including lower price-to-book ratios, lower forecasted earnings growth, and lower sales per share historical growth relative to other securities in the parent index. The Index is reconstituted annually and rebalanced quarterly. As of the date of this Prospectus, the Index includes approximately [ ] components.

The Fund has adopted a non-fundamental investment policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in the types of investments suggested by the Fund's name (the "80% investment policy"). The Fund considers the investments suggested by its name to be U.S. equity securities that exhibit value characteristics, which are the securities that comprise the Index. In addition, in seeking to track the Index, the Fund may invest in equity securities not included in the Index, cash and cash equivalents, and money market instruments (including money market funds advised by the Adviser). The Fund's 80% investment policy may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

The Index is sponsored by [ ] (the "Index Provider"), which is not affiliated with the Fund or the Adviser. The Index Provider determines the Index's composition and the relative weightings of the securities included in the Index and publishes information regarding the Index's market value.

The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is so concentrated. The degree to which components of the Index represent certain sectors or industries may change over time.

Principal Risks of Investing in the Fund

The principal risks are presented below in alphabetical order. The order in which the risks appear does not necessarily indicate the relative importance of any particular risk to the Fund. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Concentration Risk. To the extent the Fund's underlying Index concentrates in the securities of issuers in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent. A concentrated fund may be subject to greater risk of loss as a result of adverse economic, business, or other developments affecting that industry than a more broadly diversified fund.

Equity Market Risk. The Fund's investments are subject to changes in overall economic conditions, broad market movements, and the risks inherent in investing in securities markets. Markets may be volatile, and investment prices may fluctuate significantly due to various factors, including, but not limited to, economic expansion or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and overall market liquidity. The Fund also faces the risk that geopolitical developments may disrupt securities markets and negatively affect global economies and markets. Local, regional, or global events (such as war, terrorism, the spread of infectious disease or other public health concerns, or similar events) could materially affect the Fund and its investments.

ETF Risks. The Fund is an exchange-traded fund ("ETF") and is subject to risks associated with ETF structure and secondary-market trading. These include potential reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations described below.

• AP and Market Maker Dependence Risk. The Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or "AP"). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.

• Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of a Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.

• Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from a Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.

• Trading. Although Shares are listed for trading on [ ] (the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of a Fund's portfolio holdings may deteriorate.

•          Index Calculation & Methodology Risk. The Index may be calculated incorrectly or the methodology may be misapplied due to errors, delays, or omissions in data, corporate action processing, or the application of Index rules. Such issues may cause unintended inclusions or exclusions, inaccurate weights, or delayed implementation of Index changes and, until corrected, may cause the Fund to deviate from its intended exposures and from the Index's published values.

Large-Capitalization Companies Risk. Large-capitalization companies may be less able than smaller-capitalization companies to adapt to changing market conditions and competitive challenges. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller-capitalization companies. The performance of large-capitalization companies could trail the overall performance of the broader securities markets.

Limited Shareholder Rights Risk. The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings of shareholders and permits removal of a Trustee only by the remaining Trustees. The Trust's Declaration of Trust provides that certain disputes must be resolved in a specific state court and contains a jury trial waiver. These provisions may discourage certain types of claims or limit shareholders' ability to bring claims in a judicial forum they consider favorable. In addition, under the Declaration of Trust, the Board may take certain actions without a shareholder vote, including liquidating the Fund. These provisions, set forth in Article VI, Section 4 of the Declaration of Trust, do not apply to claims arising under the federal securities laws.

Liquidity Risk. Certain equity investments may become less liquid, particularly during periods of market stress or heightened volatility. Reduced liquidity may make it more difficult or costly to buy or sell securities at desired times or prices, may increase bid-ask spreads, and may contribute to valuation differences and tracking error.

New Adviser Risk. The Adviser is a recently registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing a Fund's investment approach or in achieving a Fund's intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient index tracking.

Non-Diversification Risk. The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended. As a result, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund. The Fund's performance may be more sensitive to any single economic, business, political, regulatory, or other occurrence affecting those issuers.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties and other third parties could impair operations, result in financial loss, or hinder the Fund's ability to meet its objective.

Passive Strategy Risk. The Fund seeks to track the Index and, under normal circumstances, generally does not take temporary defensive positions in response to market conditions. Performance may deviate from broad market returns or active strategies; the Fund will not attempt to mitigate declines in the Index.

•          Third-Party Data Risk. The Index relies on third-party data (e.g., prices, amounts outstanding/issue size (and, where applicable, float-adjusted amounts outstanding), classifications, and corporate actions) and may be calculated by an unaffiliated index calculation agent based on rules owned and set by the Index Provider. Errors, delays, or misapplications by data vendors, the Index Provider, or the index calculation agent may cause incorrect constituents/weights or delayed changes, which could cause the Fund to deviate from the Index and its published values. If required data licenses are unavailable or revoked, or fees materially increase, Index calculation or dissemination may be interrupted or terminated on short notice.

Tracking Difference and Tracking Error Risk. The Fund's results may differ from those of the Index for various reasons. The Fund bears operating expenses and portfolio transaction costs that the Index does not. The Fund may not be fully invested in Index constituents at all times, may hold securities not included in the Index, and may experience timing differences, cash holdings, corporate actions, tax considerations, or fair-value pricing that contribute to tracking difference.

•          Unaffiliated Index Provider Risk. The Index is owned and maintained by an unaffiliated third party (the "Index Provider"). The Adviser has no control over the Index methodology or the Index Provider's determinations, including how the methodology is interpreted or applied to corporate actions, data questions, or constituent eligibility. Decisions, changes, or failures by the Index Provider may adversely affect the Index and, in turn, the Fund.

Valuation Risk. Certain portfolio holdings, and potentially a significant portion of the Fund's portfolio, may be valued using factors other than market quotations. This may occur more frequently during periods of market stress or reduced liquidity. When market quotations are not readily available, a portfolio holding may be valued using one of several available methods. The value assigned to a holding at a given time may differ from the value that would result if a different methodology were used or if the holding were priced using market quotations. Portfolio holdings valued using methods other than market quotations, including "fair-valued" securities, may experience greater day-to-day fluctuations in value than if market quotations were available.

Value Investing Risk. Value securities are subject to the risk that their valuations never recover or that returns on value securities are less than returns on other styles of investing or the overall stock market. Value securities may remain undervalued for extended periods.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will present a calendar-year bar chart and a table showing average annual total returns, which will help illustrate return variability over time and will compare the Fund's results with those of the Index and a broad-based securities market index.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, Portfolio Managers for the Adviser; each of whom has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

 The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

 Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

 If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, or for shareholder and educational support. These payments may create a conflict of interest by incentivizing the intermediary or its personnel to recommend the Fund over other investments. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. Ask your salesperson or visit your intermediary's website for more information.

FUND SUMMARY – Corgi U.S. Total Market ETF

Investment Objective

The Corgi U.S. Total Market ETF (the "Fund") seeks to track the investment results of an index that measures the performance of the broad U.S. equity market, including large-, mid-, small-, and micro-capitalization stocks.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other possible fees, such as your broker-dealer's brokerage commissions and any other fees from financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	[ ]%
Other Expenses(2)	[ ]%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Adviser uses a representative sampling indexing strategy to manage the Fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield), and liquidity measures similar to those of the Index. The Fund may or may not hold all of the securities in the Index. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. As a result, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund. The Adviser may shift between representative sampling and substantially full replication depending on factors such as the Index's component count, the Fund's size, transaction costs, and the liquidity of Index constituents.

The Index is designed to measure the performance of the broad U.S. equity market, including large-, mid-, small-, and micro-capitalization stocks. The Index represents approximately the total U.S. investable equity market, consisting of U.S. common equities listed on major U.S. stock exchanges. The securities in the Index are weighted based on the float-adjusted market value of their outstanding shares. As of [  ], a significant portion of the Index is represented by securities of companies in the [  ] industries or sectors. The components of the Index are likely to change over time. The Index is reconstituted annually and rebalanced quarterly.

The Fund has adopted a non-fundamental investment policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in the types of investments suggested by the Fund's name (the "80% investment policy"). The Fund considers the investments suggested by its name to be U.S. equity securities of all market capitalizations (including large-, mid-, small-, and micro-capitalization companies), which are the securities that comprise the Index. In addition, in seeking to track the Index, the Fund may invest in equity securities not included in the Index, cash and cash equivalents, and money market instruments (including money market funds advised by the Adviser). The Fund's 80% investment policy may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

The Index is sponsored by [ ] (the "Index Provider"), which is not affiliated with the Fund or the Adviser. The Index Provider determines the Index's composition and the relative weightings of the securities included in the Index and publishes information regarding the Index's market value.

The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is so concentrated. The degree to which components of the Index represent certain sectors or industries may change over time.

Principal Risks of Investing in the Fund

The principal risks are presented below in alphabetical order. The order in which the risks appear does not necessarily indicate the relative importance of any particular risk to the Fund. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Concentration Risk. To the extent the Fund's underlying Index concentrates in the securities of issuers in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent. A concentrated fund may be subject to greater risk of loss as a result of adverse economic, business, or other developments affecting that industry than a more broadly diversified fund.

Equity Market Risk. The Fund's investments are subject to changes in overall economic conditions, broad market movements, and the risks inherent in investing in securities markets. Markets may be volatile, and investment prices may fluctuate significantly due to various factors, including, but not limited to, economic expansion or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and overall market liquidity. The Fund also faces the risk that geopolitical developments may disrupt securities markets and negatively affect global economies and markets. Local, regional, or global events (such as war, terrorism, the spread of infectious disease or other public health concerns, or similar events) could materially affect the Fund and its investments.

ETF Risks. The Fund is an exchange-traded fund ("ETF") and is subject to risks associated with ETF structure and secondary-market trading. These include potential reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations described below.

• AP and Market Maker Dependence Risk. The Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or "AP"). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.

• Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of a Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.

• Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from a Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.

• Trading. Although Shares are listed for trading on [ ] (the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of a Fund's portfolio holdings may deteriorate.

•          Index Calculation & Methodology Risk. The Index may be calculated incorrectly or the methodology may be misapplied due to errors, delays, or omissions in data, corporate action processing, or the application of Index rules. Such issues may cause unintended inclusions or exclusions, inaccurate weights, or delayed implementation of Index changes and, until corrected, may cause the Fund to deviate from its intended exposures and from the Index's published values.

Large-Capitalization Companies Risk. Large-capitalization companies may be less able than smaller-capitalization companies to adapt to changing market conditions and competitive challenges. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller-capitalization companies. The performance of large-capitalization companies could trail the overall performance of the broader securities markets.

Limited Shareholder Rights Risk. The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings of shareholders and permits removal of a Trustee only by the remaining Trustees. The Trust's Declaration of Trust provides that certain disputes must be resolved in a specific state court and contains a jury trial waiver. These provisions may discourage certain types of claims or limit shareholders' ability to bring claims in a judicial forum they consider favorable. In addition, under the Declaration of Trust, the Board may take certain actions without a shareholder vote, including liquidating the Fund. These provisions, set forth in Article VI, Section 4 of the Declaration of Trust, do not apply to claims arising under the federal securities laws.

Liquidity Risk. Certain equity investments may become less liquid, particularly during periods of market stress or heightened volatility. Reduced liquidity may make it more difficult or costly to buy or sell securities at desired times or prices, may increase bid-ask spreads, and may contribute to valuation differences and tracking error.

Micro-Capitalization Companies Risk. Micro-capitalization companies may be subject to substantially greater volatility, lower liquidity, and more limited financial disclosure than larger companies. Their securities may trade less frequently, in smaller volumes, and at greater bid-ask spreads, which can make them more difficult to buy or sell at desired prices. Adverse business or economic developments may also have a more pronounced effect on micro-capitalization companies than on larger, more established issuers.

Mid-Capitalization Companies Risk. Mid-capitalization companies may be subject to greater risk of loss and price volatility than large-capitalization companies. Securities of mid-capitalization companies may be more volatile and less liquid than those of larger companies.

New Adviser Risk. The Adviser is a recently registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing a Fund's investment approach or in achieving a Fund's intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient index tracking.

Non-Diversification Risk. The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended. As a result, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund. The Fund's performance may be more sensitive to any single economic, business, political, regulatory, or other occurrence affecting those issuers.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties and other third parties could impair operations, result in financial loss, or hinder the Fund's ability to meet its objective.

Passive Strategy Risk. The Fund seeks to track the Index and, under normal circumstances, generally does not take temporary defensive positions in response to market conditions. Performance may deviate from broad market returns or active strategies; the Fund will not attempt to mitigate declines in the Index.

Small-Capitalization Companies Risk. Small-capitalization companies may be more vulnerable to adverse business or economic developments, and their securities may be more volatile and less liquid than those of larger companies. Small-capitalization stocks may trade less frequently, making them harder to sell at an acceptable price.

•          Third-Party Data Risk. The Index relies on third-party data (e.g., prices, amounts outstanding/issue size (and, where applicable, float-adjusted amounts outstanding), classifications, and corporate actions) and may be calculated by an unaffiliated index calculation agent based on rules owned and set by the Index Provider. Errors, delays, or misapplications by data vendors, the Index Provider, or the index calculation agent may cause incorrect constituents/weights or delayed changes, which could cause the Fund to deviate from the Index and its published values. If required data licenses are unavailable or revoked, or fees materially increase, Index calculation or dissemination may be interrupted or terminated on short notice.

Tracking Difference and Tracking Error Risk. The Fund's results may differ from those of the Index for various reasons. The Fund bears operating expenses and portfolio transaction costs that the Index does not. The Fund may not be fully invested in Index constituents at all times, may hold securities not included in the Index, and may experience timing differences, cash holdings, corporate actions, tax considerations, or fair-value pricing that contribute to tracking difference.

•          Unaffiliated Index Provider Risk. The Index is owned and maintained by an unaffiliated third party (the "Index Provider"). The Adviser has no control over the Index methodology or the Index Provider's determinations, including how the methodology is interpreted or applied to corporate actions, data questions, or constituent eligibility. Decisions, changes, or failures by the Index Provider may adversely affect the Index and, in turn, the Fund.

Valuation Risk. Certain portfolio holdings, and potentially a significant portion of the Fund's portfolio, may be valued using factors other than market quotations. This may occur more frequently during periods of market stress or reduced liquidity. When market quotations are not readily available, a portfolio holding may be valued using one of several available methods. The value assigned to a holding at a given time may differ from the value that would result if a different methodology were used or if the holding were priced using market quotations. Portfolio holdings valued using methods other than market quotations, including "fair-valued" securities, may experience greater day-to-day fluctuations in value than if market quotations were available.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will present a calendar-year bar chart and a table showing average annual total returns, which will help illustrate return variability over time and will compare the Fund's results with those of the Index and a broad-based securities market index.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, Portfolio Managers for the Adviser; each of whom has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

 The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

 Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

 If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, or for shareholder and educational support. These payments may create a conflict of interest by incentivizing the intermediary or its personnel to recommend the Fund over other investments. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. Ask your salesperson or visit your intermediary's website for more information.

FUND SUMMARY – Corgi U.S. Mid Cap ETF

Investment Objective

The Corgi U.S. Mid Cap ETF (the "Fund") seeks to track the investment results of an index that measures the performance of mid-capitalization U.S. equities.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other possible fees, such as your broker-dealer's brokerage commissions and any other fees from financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	[ ]%
Other Expenses(2)	[ ]%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Adviser uses a representative sampling indexing strategy to manage the Fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield), and liquidity measures similar to those of the Index. The Fund may or may not hold all of the securities in the Index. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. As a result, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund. The Adviser may shift between representative sampling and substantially full replication depending on factors such as the Index's component count, the Fund's size, transaction costs, and the liquidity of Index constituents.

The Index measures the performance of the mid-capitalization sector of the U.S. equity market. The Index includes [ ] companies selected based on market capitalization and liquidity criteria, and is weighted based on the float-adjusted market value of their outstanding shares. The Index consists of securities from a broad range of industries. As of [  ], a significant portion of the Index is represented by securities of companies in the [  ] industries or sectors. The components of the Index are likely to change over time. The Index is rebalanced quarterly.

The Fund has adopted a non-fundamental investment policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in the types of investments suggested by the Fund's name (the "80% investment policy"). The Fund considers the investments suggested by its name to be equity securities of mid-capitalization U.S. companies, which are the securities that comprise the Index. In addition, in seeking to track the Index, the Fund may invest in equity securities not included in the Index, cash and cash equivalents, and money market instruments (including money market funds advised by the Adviser). The Fund's 80% investment policy may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

The Index is sponsored by [ ] (the "Index Provider"), which is not affiliated with the Fund or the Adviser. The Index Provider determines the Index's composition and the relative weightings of the securities included in the Index and publishes information regarding the Index's market value.

The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is so concentrated. The degree to which components of the Index represent certain sectors or industries may change over time.

Principal Risks of Investing in the Fund

The principal risks are presented below in alphabetical order. The order in which the risks appear does not necessarily indicate the relative importance of any particular risk to the Fund. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Concentration Risk. To the extent the Fund's underlying Index concentrates in the securities of issuers in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent. A concentrated fund may be subject to greater risk of loss as a result of adverse economic, business, or other developments affecting that industry than a more broadly diversified fund.

Equity Market Risk. The Fund's investments are subject to changes in overall economic conditions, broad market movements, and the risks inherent in investing in securities markets. Markets may be volatile, and investment prices may fluctuate significantly due to various factors, including, but not limited to, economic expansion or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and overall market liquidity. The Fund also faces the risk that geopolitical developments may disrupt securities markets and negatively affect global economies and markets. Local, regional, or global events (such as war, terrorism, the spread of infectious disease or other public health concerns, or similar events) could materially affect the Fund and its investments.

ETF Risks. The Fund is an exchange-traded fund ("ETF") and is subject to risks associated with ETF structure and secondary-market trading. These include potential reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations described below.

• AP and Market Maker Dependence Risk. The Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or "AP"). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.

• Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of a Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.

• Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from a Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.

• Trading. Although Shares are listed for trading on [ ] (the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of a Fund's portfolio holdings may deteriorate.

•          Index Calculation & Methodology Risk. The Index may be calculated incorrectly or the methodology may be misapplied due to errors, delays, or omissions in data, corporate action processing, or the application of Index rules. Such issues may cause unintended inclusions or exclusions, inaccurate weights, or delayed implementation of Index changes and, until corrected, may cause the Fund to deviate from its intended exposures and from the Index's published values.

Limited Shareholder Rights Risk. The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings of shareholders and permits removal of a Trustee only by the remaining Trustees. The Trust's Declaration of Trust provides that certain disputes must be resolved in a specific state court and contains a jury trial waiver. These provisions may discourage certain types of claims or limit shareholders' ability to bring claims in a judicial forum they consider favorable. In addition, under the Declaration of Trust, the Board may take certain actions without a shareholder vote, including liquidating the Fund. These provisions, set forth in Article VI, Section 4 of the Declaration of Trust, do not apply to claims arising under the federal securities laws.

Liquidity Risk. Certain equity investments may become less liquid, particularly during periods of market stress or heightened volatility. Reduced liquidity may make it more difficult or costly to buy or sell securities at desired times or prices, may increase bid-ask spreads, and may contribute to valuation differences and tracking error.

Mid-Capitalization Companies Risk. Mid-capitalization companies may be subject to greater risk of loss and price volatility than large-capitalization companies. Securities of mid-capitalization companies may be more volatile and less liquid than those of larger companies.

New Adviser Risk. The Adviser is a recently registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing a Fund's investment approach or in achieving a Fund's intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient index tracking.

Non-Diversification Risk. The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended. As a result, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund. The Fund's performance may be more sensitive to any single economic, business, political, regulatory, or other occurrence affecting those issuers.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties and other third parties could impair operations, result in financial loss, or hinder the Fund's ability to meet its objective.

Passive Strategy Risk. The Fund seeks to track the Index and, under normal circumstances, generally does not take temporary defensive positions in response to market conditions. Performance may deviate from broad market returns or active strategies; the Fund will not attempt to mitigate declines in the Index.

•          Third-Party Data Risk. The Index relies on third-party data (e.g., prices, amounts outstanding/issue size (and, where applicable, float-adjusted amounts outstanding), classifications, and corporate actions) and may be calculated by an unaffiliated index calculation agent based on rules owned and set by the Index Provider. Errors, delays, or misapplications by data vendors, the Index Provider, or the index calculation agent may cause incorrect constituents/weights or delayed changes, which could cause the Fund to deviate from the Index and its published values. If required data licenses are unavailable or revoked, or fees materially increase, Index calculation or dissemination may be interrupted or terminated on short notice.

Tracking Difference and Tracking Error Risk. The Fund's results may differ from those of the Index for various reasons. The Fund bears operating expenses and portfolio transaction costs that the Index does not. The Fund may not be fully invested in Index constituents at all times, may hold securities not included in the Index, and may experience timing differences, cash holdings, corporate actions, tax considerations, or fair-value pricing that contribute to tracking difference.

•          Unaffiliated Index Provider Risk. The Index is owned and maintained by an unaffiliated third party (the "Index Provider"). The Adviser has no control over the Index methodology or the Index Provider's determinations, including how the methodology is interpreted or applied to corporate actions, data questions, or constituent eligibility. Decisions, changes, or failures by the Index Provider may adversely affect the Index and, in turn, the Fund.

Valuation Risk. Certain portfolio holdings, and potentially a significant portion of the Fund's portfolio, may be valued using factors other than market quotations. This may occur more frequently during periods of market stress or reduced liquidity. When market quotations are not readily available, a portfolio holding may be valued using one of several available methods. The value assigned to a holding at a given time may differ from the value that would result if a different methodology were used or if the holding were priced using market quotations. Portfolio holdings valued using methods other than market quotations, including "fair-valued" securities, may experience greater day-to-day fluctuations in value than if market quotations were available.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will present a calendar-year bar chart and a table showing average annual total returns, which will help illustrate return variability over time and will compare the Fund's results with those of the Index and a broad-based securities market index.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, Portfolio Managers for the Adviser; each of whom has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

 The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

 Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

 If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, or for shareholder and educational support. These payments may create a conflict of interest by incentivizing the intermediary or its personnel to recommend the Fund over other investments. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. Ask your salesperson or visit your intermediary's website for more information.

FUND SUMMARY – Corgi U.S. Equal Weight ETF

Investment Objective

The Corgi U.S. Equal Weight ETF (the "Fund") seeks to track the investment results of an index that equally weights the constituents of a broad U.S. large-cap equity index.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other possible fees, such as your broker-dealer's brokerage commissions and any other fees from financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	[ ]%
Other Expenses(2)	[ ]%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Adviser uses a full replication approach to manage the Fund. Under normal market conditions, the Fund generally expects to invest in all (or substantially all) of the securities included in the Index in approximately the same proportions as the Index. However, the Adviser may use a representative sampling approach when full replication is not practical due to factors such as the number or liquidity of Index constituents, portfolio rebalancing requirements, corporate actions, or other market conditions that make it more efficient to hold a representative sample of Index securities. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Index. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. As a result, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund.

The Index is an equal-weighted version of a broad U.S. large-capitalization equity index. Unlike market capitalization-weighted indices, the Index assigns each component security the same weight at each quarterly rebalance, which results in greater exposure to smaller companies within the large-cap universe and reduced concentration in the largest companies. Because of its equal-weight methodology, the Index may have greater exposure to mid-capitalization companies relative to market capitalization-weighted indices. The Index is rebalanced quarterly.

The Fund has adopted a non-fundamental investment policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in the types of investments suggested by the Fund's name (the "80% investment policy"). The Fund considers the investments suggested by its name to be U.S. large-capitalization equity securities, equally weighted (with each component receiving approximately equal weight at each Index rebalance), which are the securities that comprise the Index. In addition, in seeking to track the Index, the Fund may invest in equity securities not included in the Index, cash and cash equivalents, and money market instruments (including money market funds advised by the Adviser). The Fund's 80% investment policy may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders. As of the date of this Prospectus, the Index includes approximately [ ] components.

The Index is sponsored by [ ] (the "Index Provider"), which is not affiliated with the Fund or the Adviser. The Index Provider determines the Index's composition and the relative weightings of the securities included in the Index and publishes information regarding the Index's market value.

The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is so concentrated. The degree to which components of the Index represent certain sectors or industries may change over time.

Principal Risks of Investing in the Fund

The principal risks are presented below in alphabetical order. The order in which the risks appear does not necessarily indicate the relative importance of any particular risk to the Fund. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Concentration Risk. To the extent the Fund's underlying Index concentrates in the securities of issuers in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent. A concentrated fund may be subject to greater risk of loss as a result of adverse economic, business, or other developments affecting that industry than a more broadly diversified fund.

Equal Weight Risk. The Fund's equal weighting approach means the Fund will invest a greater percentage of its assets in smaller companies included in its Index than would a market-capitalization-weighted fund. This may increase the Fund's volatility and decrease its liquidity relative to a comparable cap-weighted fund.

Equity Market Risk. The Fund's investments are subject to changes in overall economic conditions, broad market movements, and the risks inherent in investing in securities markets. Markets may be volatile, and investment prices may fluctuate significantly due to various factors, including, but not limited to, economic expansion or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and overall market liquidity. The Fund also faces the risk that geopolitical developments may disrupt securities markets and negatively affect global economies and markets. Local, regional, or global events (such as war, terrorism, the spread of infectious disease or other public health concerns, or similar events) could materially affect the Fund and its investments.

ETF Risks. The Fund is an exchange-traded fund ("ETF") and is subject to risks associated with ETF structure and secondary-market trading. These include potential reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations described below.

• AP and Market Maker Dependence Risk. The Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or "AP"). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.

• Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of a Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.

• Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from a Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.

• Trading. Although Shares are listed for trading on [ ] (the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of a Fund's portfolio holdings may deteriorate.

•          Index Calculation & Methodology Risk. The Index may be calculated incorrectly or the methodology may be misapplied due to errors, delays, or omissions in data, corporate action processing, or the application of Index rules. Such issues may cause unintended inclusions or exclusions, inaccurate weights, or delayed implementation of Index changes and, until corrected, may cause the Fund to deviate from its intended exposures and from the Index's published values.

Large-Capitalization Companies Risk. Large-capitalization companies may be less able than smaller-capitalization companies to adapt to changing market conditions and competitive challenges. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller-capitalization companies. The performance of large-capitalization companies could trail the overall performance of the broader securities markets.

Limited Shareholder Rights Risk. The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings of shareholders and permits removal of a Trustee only by the remaining Trustees. The Trust's Declaration of Trust provides that certain disputes must be resolved in a specific state court and contains a jury trial waiver. These provisions may discourage certain types of claims or limit shareholders' ability to bring claims in a judicial forum they consider favorable. In addition, under the Declaration of Trust, the Board may take certain actions without a shareholder vote, including liquidating the Fund. These provisions, set forth in Article VI, Section 4 of the Declaration of Trust, do not apply to claims arising under the federal securities laws.

Liquidity Risk. Certain equity investments may become less liquid, particularly during periods of market stress or heightened volatility. Reduced liquidity may make it more difficult or costly to buy or sell securities at desired times or prices, may increase bid-ask spreads, and may contribute to valuation differences and tracking error.

New Adviser Risk. The Adviser is a recently registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing a Fund's investment approach or in achieving a Fund's intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient index tracking.

Non-Diversification Risk. The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended. As a result, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund. The Fund's performance may be more sensitive to any single economic, business, political, regulatory, or other occurrence affecting those issuers.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties and other third parties could impair operations, result in financial loss, or hinder the Fund's ability to meet its objective.

Passive Strategy Risk. The Fund seeks to track the Index and, under normal circumstances, generally does not take temporary defensive positions in response to market conditions. Performance may deviate from broad market returns or active strategies; the Fund will not attempt to mitigate declines in the Index.

•          Third-Party Data Risk. The Index relies on third-party data (e.g., prices, amounts outstanding/issue size (and, where applicable, float-adjusted amounts outstanding), classifications, and corporate actions) and may be calculated by an unaffiliated index calculation agent based on rules owned and set by the Index Provider. Errors, delays, or misapplications by data vendors, the Index Provider, or the index calculation agent may cause incorrect constituents/weights or delayed changes, which could cause the Fund to deviate from the Index and its published values. If required data licenses are unavailable or revoked, or fees materially increase, Index calculation or dissemination may be interrupted or terminated on short notice.

Tracking Difference and Tracking Error Risk. The Fund's results may differ from those of the Index for various reasons. The Fund bears operating expenses and portfolio transaction costs that the Index does not. The Fund may not be fully invested in Index constituents at all times, may hold securities not included in the Index, and may experience timing differences, cash holdings, corporate actions, tax considerations, or fair-value pricing that contribute to tracking difference.

•          Unaffiliated Index Provider Risk. The Index is owned and maintained by an unaffiliated third party (the "Index Provider"). The Adviser has no control over the Index methodology or the Index Provider's determinations, including how the methodology is interpreted or applied to corporate actions, data questions, or constituent eligibility. Decisions, changes, or failures by the Index Provider may adversely affect the Index and, in turn, the Fund.

Valuation Risk. Certain portfolio holdings, and potentially a significant portion of the Fund's portfolio, may be valued using factors other than market quotations. This may occur more frequently during periods of market stress or reduced liquidity. When market quotations are not readily available, a portfolio holding may be valued using one of several available methods. The value assigned to a holding at a given time may differ from the value that would result if a different methodology were used or if the holding were priced using market quotations. Portfolio holdings valued using methods other than market quotations, including "fair-valued" securities, may experience greater day-to-day fluctuations in value than if market quotations were available.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will present a calendar-year bar chart and a table showing average annual total returns, which will help illustrate return variability over time and will compare the Fund's results with those of the Index and a broad-based securities market index.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, Portfolio Managers for the Adviser; each of whom has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

 The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

 Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

 If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, or for shareholder and educational support. These payments may create a conflict of interest by incentivizing the intermediary or its personnel to recommend the Fund over other investments. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. Ask your salesperson or visit your intermediary's website for more information.

FUND SUMMARY – Corgi U.S. 100 ETF

Investment Objective

The Corgi U.S. 100 ETF (the "Fund") seeks to track the investment results of an index that measures the performance of the 100 largest non-financial companies listed on the Nasdaq Stock Market.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other possible fees, such as your broker-dealer's brokerage commissions and any other fees from financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	[ ]%
Other Expenses(2)	[ ]%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Adviser uses a full replication approach to manage the Fund. Under normal market conditions, the Fund generally expects to invest in all (or substantially all) of the securities included in the Index in approximately the same proportions as the Index. However, the Adviser may use a representative sampling approach when full replication is not practical due to factors such as the number or liquidity of Index constituents, portfolio rebalancing requirements, corporate actions, or other market conditions that make it more efficient to hold a representative sample of Index securities. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Index. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended.

The Index includes 100 of the largest non-financial companies listed on the Nasdaq Stock Market based on market capitalization. Security types generally eligible for inclusion in the Index include common stocks and tracking stocks. The Index reflects companies across approximately five sectors and excludes financials. The Index uses a modified market capitalization weighting methodology under which no single component security may exceed [  ]% of the Index weight. The Index is reconstituted and rebalanced quarterly. The Index is expected to be heavily weighted toward companies in particular industries or groups of industries, which may change over time.

The Fund has adopted a non-fundamental investment policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in the types of investments suggested by the Fund's name (the "80% investment policy"). The Fund considers the investments suggested by its name to be equity securities of the 100 largest non-financial companies listed on the Nasdaq Stock Market, which are the securities that comprise the Index. In addition, in seeking to track the Index, the Fund may invest in equity securities not included in the Index, cash and cash equivalents, and money market instruments (including money market funds advised by the Adviser). The Fund's 80% investment policy may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

The Index is sponsored by [ ] (the "Index Provider"), which is not affiliated with the Fund or the Adviser. The Index Provider determines the Index's composition and the relative weightings of the securities included in the Index and publishes information regarding the Index's market value.

The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is so concentrated. The degree to which components of the Index represent certain sectors or industries may change over time.

Principal Risks of Investing in the Fund

The principal risks are presented below in alphabetical order. The order in which the risks appear does not necessarily indicate the relative importance of any particular risk to the Fund. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Concentration Risk. To the extent the Fund's underlying Index concentrates in the securities of issuers in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent. A concentrated fund may be subject to greater risk of loss as a result of adverse economic, business, or other developments affecting that industry than a more broadly diversified fund.

Equity Market Risk. The Fund's investments are subject to changes in overall economic conditions, broad market movements, and the risks inherent in investing in securities markets. Markets may be volatile, and investment prices may fluctuate significantly due to various factors, including, but not limited to, economic expansion or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and overall market liquidity. The Fund also faces the risk that geopolitical developments may disrupt securities markets and negatively affect global economies and markets. Local, regional, or global events (such as war, terrorism, the spread of infectious disease or other public health concerns, or similar events) could materially affect the Fund and its investments.

ETF Risks. The Fund is an exchange-traded fund ("ETF") and is subject to risks associated with ETF structure and secondary-market trading. These include potential reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations described below.

• AP and Market Maker Dependence Risk. The Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or "AP"). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.

• Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of a Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.

• Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from a Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.

• Trading. Although Shares are listed for trading on [ ] (the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of a Fund's portfolio holdings may deteriorate.

•          Index Calculation & Methodology Risk. The Index may be calculated incorrectly or the methodology may be misapplied due to errors, delays, or omissions in data, corporate action processing, or the application of Index rules. Such issues may cause unintended inclusions or exclusions, inaccurate weights, or delayed implementation of Index changes and, until corrected, may cause the Fund to deviate from its intended exposures and from the Index's published values.

Large-Capitalization Companies Risk. Large-capitalization companies may be less able than smaller-capitalization companies to adapt to changing market conditions and competitive challenges. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller-capitalization companies. The performance of large-capitalization companies could trail the overall performance of the broader securities markets.

Limited Shareholder Rights Risk. The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings of shareholders and permits removal of a Trustee only by the remaining Trustees. The Trust's Declaration of Trust provides that certain disputes must be resolved in a specific state court and contains a jury trial waiver. These provisions may discourage certain types of claims or limit shareholders' ability to bring claims in a judicial forum they consider favorable. In addition, under the Declaration of Trust, the Board may take certain actions without a shareholder vote, including liquidating the Fund. These provisions, set forth in Article VI, Section 4 of the Declaration of Trust, do not apply to claims arising under the federal securities laws.

Liquidity Risk. Certain equity investments may become less liquid, particularly during periods of market stress or heightened volatility. Reduced liquidity may make it more difficult or costly to buy or sell securities at desired times or prices, may increase bid-ask spreads, and may contribute to valuation differences and tracking error.

New Adviser Risk. The Adviser is a recently registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing a Fund's investment approach or in achieving a Fund's intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient index tracking.

Non-Diversification Risk. The Fund is classified as a non-diversified investment company. As a result, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers. This increases the Fund's vulnerability to factors affecting a single issuer.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties and other third parties could impair operations, result in financial loss, or hinder the Fund's ability to meet its objective.

Passive Strategy Risk. The Fund seeks to track the Index and, under normal circumstances, generally does not take temporary defensive positions in response to market conditions. Performance may deviate from broad market returns or active strategies; the Fund will not attempt to mitigate declines in the Index.

•          Third-Party Data Risk. The Index relies on third-party data (e.g., prices, amounts outstanding/issue size (and, where applicable, float-adjusted amounts outstanding), classifications, and corporate actions) and may be calculated by an unaffiliated index calculation agent based on rules owned and set by the Index Provider. Errors, delays, or misapplications by data vendors, the Index Provider, or the index calculation agent may cause incorrect constituents/weights or delayed changes, which could cause the Fund to deviate from the Index and its published values. If required data licenses are unavailable or revoked, or fees materially increase, Index calculation or dissemination may be interrupted or terminated on short notice.

Tracking Difference and Tracking Error Risk. The Fund's results may differ from those of the Index for various reasons. The Fund bears operating expenses and portfolio transaction costs that the Index does not. The Fund may not be fully invested in Index constituents at all times, may hold securities not included in the Index, and may experience timing differences, cash holdings, corporate actions, tax considerations, or fair-value pricing that contribute to tracking difference.

•          Unaffiliated Index Provider Risk. The Index is owned and maintained by an unaffiliated third party (the "Index Provider"). The Adviser has no control over the Index methodology or the Index Provider's determinations, including how the methodology is interpreted or applied to corporate actions, data questions, or constituent eligibility. Decisions, changes, or failures by the Index Provider may adversely affect the Index and, in turn, the Fund.

Valuation Risk. Certain portfolio holdings, and potentially a significant portion of the Fund's portfolio, may be valued using factors other than market quotations. This may occur more frequently during periods of market stress or reduced liquidity. When market quotations are not readily available, a portfolio holding may be valued using one of several available methods. The value assigned to a holding at a given time may differ from the value that would result if a different methodology were used or if the holding were priced using market quotations. Portfolio holdings valued using methods other than market quotations, including "fair-valued" securities, may experience greater day-to-day fluctuations in value than if market quotations were available.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will present a calendar-year bar chart and a table showing average annual total returns, which will help illustrate return variability over time and will compare the Fund's results with those of the Index and a broad-based securities market index.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, Portfolio Managers for the Adviser; each of whom has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

 The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

 Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

 If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, or for shareholder and educational support. These payments may create a conflict of interest by incentivizing the intermediary or its personnel to recommend the Fund over other investments. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. Ask your salesperson or visit your intermediary's website for more information.

FUND SUMMARY – Corgi U.S. Small Cap ETF

Investment Objective

The Corgi U.S. Small Cap ETF (the "Fund") seeks to track the investment results of an index that measures the performance of small-capitalization U.S. equities.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other possible fees, such as your broker-dealer's brokerage commissions and any other fees from financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	[ ]%
Other Expenses(2)	[ ]%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Adviser uses a representative sampling indexing strategy to manage the Fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield), and liquidity measures similar to those of the Index. The Fund may or may not hold all of the securities in the Index. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. As a result, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund. The Adviser may shift between representative sampling and substantially full replication depending on factors such as the Index's component count, the Fund's size, transaction costs, and the liquidity of Index constituents.

The Index measures the performance of the small-capitalization sector of the U.S. equity market. The Index includes [ ] companies selected based on market capitalization and liquidity criteria, and is weighted based on the float-adjusted market value of their outstanding shares. The Index consists of securities from a broad range of industries. As of [  ], a significant portion of the Index is represented by securities of companies in the [  ] industries or sectors. The components of the Index are likely to change over time. The Index is rebalanced quarterly.

The Fund has adopted a non-fundamental investment policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in the types of investments suggested by the Fund's name (the "80% investment policy"). The Fund considers the investments suggested by its name to be equity securities of small-capitalization U.S. companies, which are the securities that comprise the Index. In addition, in seeking to track the Index, the Fund may invest in equity securities not included in the Index, cash and cash equivalents, and money market instruments (including money market funds advised by the Adviser). The Fund's 80% investment policy may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

The Index is sponsored by [ ] (the "Index Provider"), which is not affiliated with the Fund or the Adviser. The Index Provider determines the Index's composition and the relative weightings of the securities included in the Index and publishes information regarding the Index's market value.

The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is so concentrated. The degree to which components of the Index represent certain sectors or industries may change over time.

Principal Risks of Investing in the Fund

The principal risks are presented below in alphabetical order. The order in which the risks appear does not necessarily indicate the relative importance of any particular risk to the Fund. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Concentration Risk. To the extent the Fund's underlying Index concentrates in the securities of issuers in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent. A concentrated fund may be subject to greater risk of loss as a result of adverse economic, business, or other developments affecting that industry than a more broadly diversified fund.

Equity Market Risk. The Fund's investments are subject to changes in overall economic conditions, broad market movements, and the risks inherent in investing in securities markets. Markets may be volatile, and investment prices may fluctuate significantly due to various factors, including, but not limited to, economic expansion or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and overall market liquidity. The Fund also faces the risk that geopolitical developments may disrupt securities markets and negatively affect global economies and markets. Local, regional, or global events (such as war, terrorism, the spread of infectious disease or other public health concerns, or similar events) could materially affect the Fund and its investments.

ETF Risks. The Fund is an exchange-traded fund ("ETF") and is subject to risks associated with ETF structure and secondary-market trading. These include potential reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations described below.

• AP and Market Maker Dependence Risk. The Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or "AP"). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.

• Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of a Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.

• Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from a Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.

• Trading. Although Shares are listed for trading on [ ] (the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of a Fund's portfolio holdings may deteriorate.

•          Index Calculation & Methodology Risk. The Index may be calculated incorrectly or the methodology may be misapplied due to errors, delays, or omissions in data, corporate action processing, or the application of Index rules. Such issues may cause unintended inclusions or exclusions, inaccurate weights, or delayed implementation of Index changes and, until corrected, may cause the Fund to deviate from its intended exposures and from the Index's published values.

Limited Shareholder Rights Risk. The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings of shareholders and permits removal of a Trustee only by the remaining Trustees. The Trust's Declaration of Trust provides that certain disputes must be resolved in a specific state court and contains a jury trial waiver. These provisions may discourage certain types of claims or limit shareholders' ability to bring claims in a judicial forum they consider favorable. In addition, under the Declaration of Trust, the Board may take certain actions without a shareholder vote, including liquidating the Fund. These provisions, set forth in Article VI, Section 4 of the Declaration of Trust, do not apply to claims arising under the federal securities laws.

Liquidity Risk. Certain equity investments may become less liquid, particularly during periods of market stress or heightened volatility. Reduced liquidity may make it more difficult or costly to buy or sell securities at desired times or prices, may increase bid-ask spreads, and may contribute to valuation differences and tracking error.

New Adviser Risk. The Adviser is a recently registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing a Fund's investment approach or in achieving a Fund's intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient index tracking.

Non-Diversification Risk. The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended. As a result, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund. The Fund's performance may be more sensitive to any single economic, business, political, regulatory, or other occurrence affecting those issuers.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties and other third parties could impair operations, result in financial loss, or hinder the Fund's ability to meet its objective.

Passive Strategy Risk. The Fund seeks to track the Index and, under normal circumstances, generally does not take temporary defensive positions in response to market conditions. Performance may deviate from broad market returns or active strategies; the Fund will not attempt to mitigate declines in the Index.

Small-Capitalization Companies Risk. Small-capitalization companies may be more vulnerable to adverse business or economic developments, and their securities may be more volatile and less liquid than those of larger companies. Small-capitalization stocks may trade less frequently, making them harder to sell at an acceptable price.

•          Third-Party Data Risk. The Index relies on third-party data (e.g., prices, amounts outstanding/issue size (and, where applicable, float-adjusted amounts outstanding), classifications, and corporate actions) and may be calculated by an unaffiliated index calculation agent based on rules owned and set by the Index Provider. Errors, delays, or misapplications by data vendors, the Index Provider, or the index calculation agent may cause incorrect constituents/weights or delayed changes, which could cause the Fund to deviate from the Index and its published values. If required data licenses are unavailable or revoked, or fees materially increase, Index calculation or dissemination may be interrupted or terminated on short notice.

Tracking Difference and Tracking Error Risk. The Fund's results may differ from those of the Index for various reasons. The Fund bears operating expenses and portfolio transaction costs that the Index does not. The Fund may not be fully invested in Index constituents at all times, may hold securities not included in the Index, and may experience timing differences, cash holdings, corporate actions, tax considerations, or fair-value pricing that contribute to tracking difference.

•          Unaffiliated Index Provider Risk. The Index is owned and maintained by an unaffiliated third party (the "Index Provider"). The Adviser has no control over the Index methodology or the Index Provider's determinations, including how the methodology is interpreted or applied to corporate actions, data questions, or constituent eligibility. Decisions, changes, or failures by the Index Provider may adversely affect the Index and, in turn, the Fund.

Valuation Risk. Certain portfolio holdings, and potentially a significant portion of the Fund's portfolio, may be valued using factors other than market quotations. This may occur more frequently during periods of market stress or reduced liquidity. When market quotations are not readily available, a portfolio holding may be valued using one of several available methods. The value assigned to a holding at a given time may differ from the value that would result if a different methodology were used or if the holding were priced using market quotations. Portfolio holdings valued using methods other than market quotations, including "fair-valued" securities, may experience greater day-to-day fluctuations in value than if market quotations were available.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will present a calendar-year bar chart and a table showing average annual total returns, which will help illustrate return variability over time and will compare the Fund's results with those of the Index and a broad-based securities market index.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, Portfolio Managers for the Adviser; each of whom has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

 The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

 Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

 If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, or for shareholder and educational support. These payments may create a conflict of interest by incentivizing the intermediary or its personnel to recommend the Fund over other investments. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. Ask your salesperson or visit your intermediary's website for more information.

FUND SUMMARY – Corgi U.S. Small Cap Growth ETF

Investment Objective

The Corgi U.S. Small Cap Growth ETF (the "Fund") seeks to track the investment results of an index that measures the performance of small-capitalization U.S. equities that exhibit growth characteristics.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other possible fees, such as your broker-dealer's brokerage commissions and any other fees from financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	[ ]%
Other Expenses(2)	[ ]%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Adviser uses a representative sampling indexing strategy to manage the Fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield), and liquidity measures similar to those of the Index. The Fund may or may not hold all of the securities in the Index. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. As a result, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund. The Adviser may shift between representative sampling and substantially full replication depending on factors such as the Index's component count, the Fund's size, transaction costs, and the liquidity of Index constituents.

The Index measures the performance of the small-capitalization growth sector of the U.S. equity market. The Index is a subset of a broader small-capitalization U.S. equity index and selects equity securities that exhibit growth characteristics, including higher price-to-book ratios, higher forecasted earnings growth, and higher sales per share historical growth relative to other securities in the parent index. The Index is reconstituted annually and rebalanced quarterly. As of the date of this Prospectus, the Index includes approximately [ ] components.

The Fund has adopted a non-fundamental investment policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in the types of investments suggested by the Fund's name (the "80% investment policy"). The Fund considers the investments suggested by its name to be U.S. small-capitalization equity securities that exhibit growth characteristics, which are the securities that comprise the Index. In addition, in seeking to track the Index, the Fund may invest in equity securities not included in the Index, cash and cash equivalents, and money market instruments (including money market funds advised by the Adviser). The Fund's 80% investment policy may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

The Index is sponsored by [ ] (the "Index Provider"), which is not affiliated with the Fund or the Adviser. The Index Provider determines the Index's composition and the relative weightings of the securities included in the Index and publishes information regarding the Index's market value.

The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is so concentrated. The degree to which components of the Index represent certain sectors or industries may change over time.

Principal Risks of Investing in the Fund

The principal risks are presented below in alphabetical order. The order in which the risks appear does not necessarily indicate the relative importance of any particular risk to the Fund. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Concentration Risk. To the extent the Fund's underlying Index concentrates in the securities of issuers in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent. A concentrated fund may be subject to greater risk of loss as a result of adverse economic, business, or other developments affecting that industry than a more broadly diversified fund.

Equity Market Risk. The Fund's investments are subject to changes in overall economic conditions, broad market movements, and the risks inherent in investing in securities markets. Markets may be volatile, and investment prices may fluctuate significantly due to various factors, including, but not limited to, economic expansion or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and overall market liquidity. The Fund also faces the risk that geopolitical developments may disrupt securities markets and negatively affect global economies and markets. Local, regional, or global events (such as war, terrorism, the spread of infectious disease or other public health concerns, or similar events) could materially affect the Fund and its investments.

ETF Risks. The Fund is an exchange-traded fund ("ETF") and is subject to risks associated with ETF structure and secondary-market trading. These include potential reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations described below.

• AP and Market Maker Dependence Risk. The Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or "AP"). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.

• Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of a Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.

• Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from a Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.

• Trading. Although Shares are listed for trading on [ ] (the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of a Fund's portfolio holdings may deteriorate.

Growth Investing Risk. Growth stocks can be more volatile than other types of stocks. If the market does not value the growth characteristics of such company, the price of the company's shares may decline or fail to appreciate as expected.

•          Index Calculation & Methodology Risk. The Index may be calculated incorrectly or the methodology may be misapplied due to errors, delays, or omissions in data, corporate action processing, or the application of Index rules. Such issues may cause unintended inclusions or exclusions, inaccurate weights, or delayed implementation of Index changes and, until corrected, may cause the Fund to deviate from its intended exposures and from the Index's published values.

Limited Shareholder Rights Risk. The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings of shareholders and permits removal of a Trustee only by the remaining Trustees. The Trust's Declaration of Trust provides that certain disputes must be resolved in a specific state court and contains a jury trial waiver. These provisions may discourage certain types of claims or limit shareholders' ability to bring claims in a judicial forum they consider favorable. In addition, under the Declaration of Trust, the Board may take certain actions without a shareholder vote, including liquidating the Fund. These provisions, set forth in Article VI, Section 4 of the Declaration of Trust, do not apply to claims arising under the federal securities laws.

Liquidity Risk. Certain equity investments may become less liquid, particularly during periods of market stress or heightened volatility. Reduced liquidity may make it more difficult or costly to buy or sell securities at desired times or prices, may increase bid-ask spreads, and may contribute to valuation differences and tracking error.

New Adviser Risk. The Adviser is a recently registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing a Fund's investment approach or in achieving a Fund's intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient index tracking.

Non-Diversification Risk. The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended. As a result, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund. The Fund's performance may be more sensitive to any single economic, business, political, regulatory, or other occurrence affecting those issuers.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties and other third parties could impair operations, result in financial loss, or hinder the Fund's ability to meet its objective.

Passive Strategy Risk. The Fund seeks to track the Index and, under normal circumstances, generally does not take temporary defensive positions in response to market conditions. Performance may deviate from broad market returns or active strategies; the Fund will not attempt to mitigate declines in the Index.

Small-Capitalization Companies Risk. Small-capitalization companies may be more vulnerable to adverse business or economic developments, and their securities may be more volatile and less liquid than those of larger companies. Small-capitalization stocks may trade less frequently, making them harder to sell at an acceptable price.

•          Third-Party Data Risk. The Index relies on third-party data (e.g., prices, amounts outstanding/issue size (and, where applicable, float-adjusted amounts outstanding), classifications, and corporate actions) and may be calculated by an unaffiliated index calculation agent based on rules owned and set by the Index Provider. Errors, delays, or misapplications by data vendors, the Index Provider, or the index calculation agent may cause incorrect constituents/weights or delayed changes, which could cause the Fund to deviate from the Index and its published values. If required data licenses are unavailable or revoked, or fees materially increase, Index calculation or dissemination may be interrupted or terminated on short notice.

Tracking Difference and Tracking Error Risk. The Fund's results may differ from those of the Index for various reasons. The Fund bears operating expenses and portfolio transaction costs that the Index does not. The Fund may not be fully invested in Index constituents at all times, may hold securities not included in the Index, and may experience timing differences, cash holdings, corporate actions, tax considerations, or fair-value pricing that contribute to tracking difference.

•          Unaffiliated Index Provider Risk. The Index is owned and maintained by an unaffiliated third party (the "Index Provider"). The Adviser has no control over the Index methodology or the Index Provider's determinations, including how the methodology is interpreted or applied to corporate actions, data questions, or constituent eligibility. Decisions, changes, or failures by the Index Provider may adversely affect the Index and, in turn, the Fund.

Valuation Risk. Certain portfolio holdings, and potentially a significant portion of the Fund's portfolio, may be valued using factors other than market quotations. This may occur more frequently during periods of market stress or reduced liquidity. When market quotations are not readily available, a portfolio holding may be valued using one of several available methods. The value assigned to a holding at a given time may differ from the value that would result if a different methodology were used or if the holding were priced using market quotations. Portfolio holdings valued using methods other than market quotations, including "fair-valued" securities, may experience greater day-to-day fluctuations in value than if market quotations were available.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will present a calendar-year bar chart and a table showing average annual total returns, which will help illustrate return variability over time and will compare the Fund's results with those of the Index and a broad-based securities market index.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, Portfolio Managers for the Adviser; each of whom has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

 The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

 Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

 If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, or for shareholder and educational support. These payments may create a conflict of interest by incentivizing the intermediary or its personnel to recommend the Fund over other investments. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. Ask your salesperson or visit your intermediary's website for more information.

FUND SUMMARY – Corgi U.S. Small Cap Value ETF

Investment Objective

The Corgi U.S. Small Cap Value ETF (the "Fund") seeks to track the investment results of an index that measures the performance of small-capitalization U.S. equities that exhibit value characteristics.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other possible fees, such as your broker-dealer's brokerage commissions and any other fees from financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	[ ]%
Other Expenses(2)	[ ]%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Adviser uses a representative sampling indexing strategy to manage the Fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield), and liquidity measures similar to those of the Index. The Fund may or may not hold all of the securities in the Index. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. As a result, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund. The Adviser may shift between representative sampling and substantially full replication depending on factors such as the Index's component count, the Fund's size, transaction costs, and the liquidity of Index constituents.

The Index measures the performance of the small-capitalization value sector of the U.S. equity market. The Index is a subset of a broader small-capitalization U.S. equity index and selects equity securities that exhibit value characteristics, including lower price-to-book ratios, lower forecasted earnings growth, and lower sales per share historical growth relative to other securities in the parent index. The Index is reconstituted annually and rebalanced quarterly. As of the date of this Prospectus, the Index includes approximately [ ] components.

The Fund has adopted a non-fundamental investment policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in the types of investments suggested by the Fund's name (the "80% investment policy"). The Fund considers the investments suggested by its name to be U.S. small-capitalization equity securities that exhibit value characteristics, which are the securities that comprise the Index. In addition, in seeking to track the Index, the Fund may invest in equity securities not included in the Index, cash and cash equivalents, and money market instruments (including money market funds advised by the Adviser). The Fund's 80% investment policy may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

The Index is sponsored by [ ] (the "Index Provider"), which is not affiliated with the Fund or the Adviser. The Index Provider determines the Index's composition and the relative weightings of the securities included in the Index and publishes information regarding the Index's market value.

The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is so concentrated. The degree to which components of the Index represent certain sectors or industries may change over time.

Principal Risks of Investing in the Fund

The principal risks are presented below in alphabetical order. The order in which the risks appear does not necessarily indicate the relative importance of any particular risk to the Fund. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Concentration Risk. To the extent the Fund's underlying Index concentrates in the securities of issuers in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent. A concentrated fund may be subject to greater risk of loss as a result of adverse economic, business, or other developments affecting that industry than a more broadly diversified fund.

Equity Market Risk. The Fund's investments are subject to changes in overall economic conditions, broad market movements, and the risks inherent in investing in securities markets. Markets may be volatile, and investment prices may fluctuate significantly due to various factors, including, but not limited to, economic expansion or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and overall market liquidity. The Fund also faces the risk that geopolitical developments may disrupt securities markets and negatively affect global economies and markets. Local, regional, or global events (such as war, terrorism, the spread of infectious disease or other public health concerns, or similar events) could materially affect the Fund and its investments.

ETF Risks. The Fund is an exchange-traded fund ("ETF") and is subject to risks associated with ETF structure and secondary-market trading. These include potential reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations described below.

• AP and Market Maker Dependence Risk. The Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or "AP"). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.

• Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of a Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.

• Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from a Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.

• Trading. Although Shares are listed for trading on [ ] (the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of a Fund's portfolio holdings may deteriorate.

•          Index Calculation & Methodology Risk. The Index may be calculated incorrectly or the methodology may be misapplied due to errors, delays, or omissions in data, corporate action processing, or the application of Index rules. Such issues may cause unintended inclusions or exclusions, inaccurate weights, or delayed implementation of Index changes and, until corrected, may cause the Fund to deviate from its intended exposures and from the Index's published values.

Limited Shareholder Rights Risk. The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings of shareholders and permits removal of a Trustee only by the remaining Trustees. The Trust's Declaration of Trust provides that certain disputes must be resolved in a specific state court and contains a jury trial waiver. These provisions may discourage certain types of claims or limit shareholders' ability to bring claims in a judicial forum they consider favorable. In addition, under the Declaration of Trust, the Board may take certain actions without a shareholder vote, including liquidating the Fund. These provisions, set forth in Article VI, Section 4 of the Declaration of Trust, do not apply to claims arising under the federal securities laws.

Liquidity Risk. Certain equity investments may become less liquid, particularly during periods of market stress or heightened volatility. Reduced liquidity may make it more difficult or costly to buy or sell securities at desired times or prices, may increase bid-ask spreads, and may contribute to valuation differences and tracking error.

New Adviser Risk. The Adviser is a recently registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing a Fund's investment approach or in achieving a Fund's intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient index tracking.

Non-Diversification Risk. The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended. As a result, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund. The Fund's performance may be more sensitive to any single economic, business, political, regulatory, or other occurrence affecting those issuers.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties and other third parties could impair operations, result in financial loss, or hinder the Fund's ability to meet its objective.

Passive Strategy Risk. The Fund seeks to track the Index and, under normal circumstances, generally does not take temporary defensive positions in response to market conditions. Performance may deviate from broad market returns or active strategies; the Fund will not attempt to mitigate declines in the Index.

Small-Capitalization Companies Risk. Small-capitalization companies may be more vulnerable to adverse business or economic developments, and their securities may be more volatile and less liquid than those of larger companies. Small-capitalization stocks may trade less frequently, making them harder to sell at an acceptable price.

•          Third-Party Data Risk. The Index relies on third-party data (e.g., prices, amounts outstanding/issue size (and, where applicable, float-adjusted amounts outstanding), classifications, and corporate actions) and may be calculated by an unaffiliated index calculation agent based on rules owned and set by the Index Provider. Errors, delays, or misapplications by data vendors, the Index Provider, or the index calculation agent may cause incorrect constituents/weights or delayed changes, which could cause the Fund to deviate from the Index and its published values. If required data licenses are unavailable or revoked, or fees materially increase, Index calculation or dissemination may be interrupted or terminated on short notice.

Tracking Difference and Tracking Error Risk. The Fund's results may differ from those of the Index for various reasons. The Fund bears operating expenses and portfolio transaction costs that the Index does not. The Fund may not be fully invested in Index constituents at all times, may hold securities not included in the Index, and may experience timing differences, cash holdings, corporate actions, tax considerations, or fair-value pricing that contribute to tracking difference.

•          Unaffiliated Index Provider Risk. The Index is owned and maintained by an unaffiliated third party (the "Index Provider"). The Adviser has no control over the Index methodology or the Index Provider's determinations, including how the methodology is interpreted or applied to corporate actions, data questions, or constituent eligibility. Decisions, changes, or failures by the Index Provider may adversely affect the Index and, in turn, the Fund.

Valuation Risk. Certain portfolio holdings, and potentially a significant portion of the Fund's portfolio, may be valued using factors other than market quotations. This may occur more frequently during periods of market stress or reduced liquidity. When market quotations are not readily available, a portfolio holding may be valued using one of several available methods. The value assigned to a holding at a given time may differ from the value that would result if a different methodology were used or if the holding were priced using market quotations. Portfolio holdings valued using methods other than market quotations, including "fair-valued" securities, may experience greater day-to-day fluctuations in value than if market quotations were available.

Value Investing Risk. Value securities are subject to the risk that their valuations never recover or that returns on value securities are less than returns on other styles of investing or the overall stock market. Value securities may remain undervalued for extended periods.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will present a calendar-year bar chart and a table showing average annual total returns, which will help illustrate return variability over time and will compare the Fund's results with those of the Index and a broad-based securities market index.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, Portfolio Managers for the Adviser; each of whom has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

 The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

 Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

 If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, or for shareholder and educational support. These payments may create a conflict of interest by incentivizing the intermediary or its personnel to recommend the Fund over other investments. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. Ask your salesperson or visit your intermediary's website for more information.

FUND SUMMARY – Corgi U.S. Multifactor ETF

Investment Objective

The Corgi U.S. Multifactor ETF (the "Fund") seeks to track the investment results of an index that measures the performance of U.S. large-capitalization equities selected and weighted based on multiple investment factors.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other possible fees, such as your broker-dealer's brokerage commissions and any other fees from financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	[ ]%
Other Expenses(2)	[ ]%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Adviser uses a full replication approach to manage the Fund. Under normal market conditions, the Fund generally expects to invest in all (or substantially all) of the securities included in the Index in approximately the same proportions as the Index. However, the Adviser may use a representative sampling approach when full replication is not practical due to factors such as the number or liquidity of Index constituents, portfolio rebalancing requirements, corporate actions, or other market conditions that make it more efficient to hold a representative sample of Index securities. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Index. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. As a result, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund.

The Index combines multiple investment factors—value, momentum, quality, low volatility, and size—applied to U.S. large-capitalization equities. Security selection and weighting reflect a static, rules-based combination of factor exposures. The Index is designed to emphasize companies that exhibit attractive valuations and high-quality fundamental characteristics relative to the broader U.S. large-capitalization equity universe. The Index is reconstituted and rebalanced quarterly. As of the date of this Prospectus, the Index includes approximately [ ] components.

The Fund has adopted a non-fundamental investment policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in the types of investments suggested by the Fund's name (the "80% investment policy"). The Fund considers the investments suggested by its name to be U.S. equity securities selected based on multiple investment factors (defined by the Index as objective, rules-based screens for value, momentum, quality, low volatility, and size), which are the securities that comprise the Index. In addition, in seeking to track the Index, the Fund may invest in equity securities not included in the Index, cash and cash equivalents, and money market instruments (including money market funds advised by the Adviser). The Fund's 80% investment policy may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

The Index is sponsored by [ ] (the "Index Provider"), which is not affiliated with the Fund or the Adviser. The Index Provider determines the Index's composition and the relative weightings of the securities included in the Index and publishes information regarding the Index's market value.

The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is so concentrated. The degree to which components of the Index represent certain sectors or industries may change over time.

Principal Risks of Investing in the Fund

The principal risks are presented below in alphabetical order. The order in which the risks appear does not necessarily indicate the relative importance of any particular risk to the Fund. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Concentration Risk. To the extent the Fund's underlying Index concentrates in the securities of issuers in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent. A concentrated fund may be subject to greater risk of loss as a result of adverse economic, business, or other developments affecting that industry than a more broadly diversified fund.

Equity Market Risk. The Fund's investments are subject to changes in overall economic conditions, broad market movements, and the risks inherent in investing in securities markets. Markets may be volatile, and investment prices may fluctuate significantly due to various factors, including, but not limited to, economic expansion or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and overall market liquidity. The Fund also faces the risk that geopolitical developments may disrupt securities markets and negatively affect global economies and markets. Local, regional, or global events (such as war, terrorism, the spread of infectious disease or other public health concerns, or similar events) could materially affect the Fund and its investments.

ETF Risks. The Fund is an exchange-traded fund ("ETF") and is subject to risks associated with ETF structure and secondary-market trading. These include potential reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations described below.

• AP and Market Maker Dependence Risk. The Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or "AP"). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.

• Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of a Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.

• Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from a Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.

• Trading. Although Shares are listed for trading on [ ] (the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of a Fund's portfolio holdings may deteriorate.

•          Index Calculation & Methodology Risk. The Index may be calculated incorrectly or the methodology may be misapplied due to errors, delays, or omissions in data, corporate action processing, or the application of Index rules. Such issues may cause unintended inclusions or exclusions, inaccurate weights, or delayed implementation of Index changes and, until corrected, may cause the Fund to deviate from its intended exposures and from the Index's published values.

Large-Capitalization Companies Risk. Large-capitalization companies may be less able than smaller-capitalization companies to adapt to changing market conditions and competitive challenges. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller-capitalization companies. The performance of large-capitalization companies could trail the overall performance of the broader securities markets.

Limited Shareholder Rights Risk. The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings of shareholders and permits removal of a Trustee only by the remaining Trustees. The Trust's Declaration of Trust provides that certain disputes must be resolved in a specific state court and contains a jury trial waiver. These provisions may discourage certain types of claims or limit shareholders' ability to bring claims in a judicial forum they consider favorable. In addition, under the Declaration of Trust, the Board may take certain actions without a shareholder vote, including liquidating the Fund. These provisions, set forth in Article VI, Section 4 of the Declaration of Trust, do not apply to claims arising under the federal securities laws.

Liquidity Risk. Certain equity investments may become less liquid, particularly during periods of market stress or heightened volatility. Reduced liquidity may make it more difficult or costly to buy or sell securities at desired times or prices, may increase bid-ask spreads, and may contribute to valuation differences and tracking error.

Multifactor Investing Risk. The Fund invests in securities based on multiple investment factors. There is no guarantee that the combination of factors used will result in outperformance versus other strategies. The factors may not work together as expected, and individual factors may detract from performance at different times.

New Adviser Risk. The Adviser is a recently registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing a Fund's investment approach or in achieving a Fund's intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient index tracking.

Non-Diversification Risk. The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended. As a result, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund. The Fund's performance may be more sensitive to any single economic, business, political, regulatory, or other occurrence affecting those issuers.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties and other third parties could impair operations, result in financial loss, or hinder the Fund's ability to meet its objective.

Passive Strategy Risk. The Fund seeks to track the Index and, under normal circumstances, generally does not take temporary defensive positions in response to market conditions. Performance may deviate from broad market returns or active strategies; the Fund will not attempt to mitigate declines in the Index.

Portfolio Turnover Risk. The Fund may experience higher portfolio turnover than other index funds due to the frequency of factor rebalancing. Higher portfolio turnover may result in higher transaction costs and greater tax liability for taxable shareholders.

•          Third-Party Data Risk. The Index relies on third-party data (e.g., prices, amounts outstanding/issue size (and, where applicable, float-adjusted amounts outstanding), classifications, and corporate actions) and may be calculated by an unaffiliated index calculation agent based on rules owned and set by the Index Provider. Errors, delays, or misapplications by data vendors, the Index Provider, or the index calculation agent may cause incorrect constituents/weights or delayed changes, which could cause the Fund to deviate from the Index and its published values. If required data licenses are unavailable or revoked, or fees materially increase, Index calculation or dissemination may be interrupted or terminated on short notice.

Tracking Difference and Tracking Error Risk. The Fund's results may differ from those of the Index for various reasons. The Fund bears operating expenses and portfolio transaction costs that the Index does not. The Fund may not be fully invested in Index constituents at all times, may hold securities not included in the Index, and may experience timing differences, cash holdings, corporate actions, tax considerations, or fair-value pricing that contribute to tracking difference.

•          Unaffiliated Index Provider Risk. The Index is owned and maintained by an unaffiliated third party (the "Index Provider"). The Adviser has no control over the Index methodology or the Index Provider's determinations, including how the methodology is interpreted or applied to corporate actions, data questions, or constituent eligibility. Decisions, changes, or failures by the Index Provider may adversely affect the Index and, in turn, the Fund.

Valuation Risk. Certain portfolio holdings, and potentially a significant portion of the Fund's portfolio, may be valued using factors other than market quotations. This may occur more frequently during periods of market stress or reduced liquidity. When market quotations are not readily available, a portfolio holding may be valued using one of several available methods. The value assigned to a holding at a given time may differ from the value that would result if a different methodology were used or if the holding were priced using market quotations. Portfolio holdings valued using methods other than market quotations, including "fair-valued" securities, may experience greater day-to-day fluctuations in value than if market quotations were available.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will present a calendar-year bar chart and a table showing average annual total returns, which will help illustrate return variability over time and will compare the Fund's results with those of the Index and a broad-based securities market index.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, Portfolio Managers for the Adviser; each of whom has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

 The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

 Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

 If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, or for shareholder and educational support. These payments may create a conflict of interest by incentivizing the intermediary or its personnel to recommend the Fund over other investments. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. Ask your salesperson or visit your intermediary's website for more information.

FUND SUMMARY – Corgi U.S. Low Volatility ETF

Investment Objective

The Corgi U.S. Low Volatility ETF (the "Fund") seeks to track the investment results of an index that measures the performance of U.S. large- and mid-capitalization equities that, in the aggregate, have lower volatility characteristics relative to the broader U.S. equity market.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other possible fees, such as your broker-dealer's brokerage commissions and any other fees from financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	[ ]%
Other Expenses(2)	[ ]%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Adviser uses a full replication approach to manage the Fund. Under normal market conditions, the Fund generally expects to invest in all (or substantially all) of the securities included in the Index in approximately the same proportions as the Index. However, the Adviser may use a representative sampling approach when full replication is not practical due to factors such as the number or liquidity of Index constituents, portfolio rebalancing requirements, corporate actions, or other market conditions that make it more efficient to hold a representative sample of Index securities. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Index. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. As a result, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund.

The Index is composed of U.S. large- and mid-capitalization equities that, in the aggregate, have lower volatility characteristics relative to the broader U.S. equity market. The Index uses a rules-based optimization process to select and weight securities from a broad U.S. large- and mid-capitalization parent index such that the resulting portfolio exhibits the lowest absolute volatility, subject to constraints on individual security weightings, sector exposures, and factor exposures (such as liquidity and financial leverage). The Index is reconstituted semi-annually, with one-way turnover capped at each reconstitution to limit transaction costs.  The Index's optimization process tends to favor defensive, income-generating sectors—such as utilities, real estate, and consumer staples—that have historically exhibited lower volatility characteristics. As a result, the Index and the Fund may have meaningful exposure to dividend-paying securities and to these defensive sectors. As of the date of this Prospectus, the Index includes approximately [ ] components.

The Fund has adopted a non-fundamental investment policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in the types of investments suggested by the Fund's name (the "80% investment policy"). The Fund considers the investments suggested by its name to be U.S. equity securities selected to create a portfolio with lower volatility characteristics (defined by the Index as the optimization result that minimizes absolute portfolio volatility relative to a broad U.S. large- and mid-capitalization parent index, subject to security, sector, and factor constraints), which are the securities that comprise the Index. In addition, in seeking to track the Index, the Fund may invest in equity securities not included in the Index, cash and cash equivalents, and money market instruments (including money market funds advised by the Adviser). The Fund's 80% investment policy may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

The Index is sponsored by [ ] (the "Index Provider"), which is not affiliated with the Fund or the Adviser. The Index Provider determines the Index's composition and the relative weightings of the securities included in the Index and publishes information regarding the Index's market value.

The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is so concentrated. The degree to which components of the Index represent certain sectors or industries may change over time.

Principal Risks of Investing in the Fund

The principal risks are presented below in alphabetical order. The order in which the risks appear does not necessarily indicate the relative importance of any particular risk to the Fund. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Concentration Risk. To the extent the Fund's underlying Index concentrates in the securities of issuers in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent. A concentrated fund may be subject to greater risk of loss as a result of adverse economic, business, or other developments affecting that industry than a more broadly diversified fund.

Equity Market Risk. The Fund's investments are subject to changes in overall economic conditions, broad market movements, and the risks inherent in investing in securities markets. Markets may be volatile, and investment prices may fluctuate significantly due to various factors, including, but not limited to, economic expansion or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and overall market liquidity. The Fund also faces the risk that geopolitical developments may disrupt securities markets and negatively affect global economies and markets. Local, regional, or global events (such as war, terrorism, the spread of infectious disease or other public health concerns, or similar events) could materially affect the Fund and its investments.

ETF Risks. The Fund is an exchange-traded fund ("ETF") and is subject to risks associated with ETF structure and secondary-market trading. These include potential reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations described below.

• AP and Market Maker Dependence Risk. The Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or "AP"). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.

• Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of a Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.

• Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from a Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.

• Trading. Although Shares are listed for trading on [ ] (the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of a Fund's portfolio holdings may deteriorate.

•          Index Calculation & Methodology Risk. The Index may be calculated incorrectly or the methodology may be misapplied due to errors, delays, or omissions in data, corporate action processing, or the application of Index rules. Such issues may cause unintended inclusions or exclusions, inaccurate weights, or delayed implementation of Index changes and, until corrected, may cause the Fund to deviate from its intended exposures and from the Index's published values.

Large-Capitalization Companies Risk. Large-capitalization companies may be less able than smaller-capitalization companies to adapt to changing market conditions and competitive challenges. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller-capitalization companies. The performance of large-capitalization companies could trail the overall performance of the broader securities markets.

Limited Shareholder Rights Risk. The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings of shareholders and permits removal of a Trustee only by the remaining Trustees. The Trust's Declaration of Trust provides that certain disputes must be resolved in a specific state court and contains a jury trial waiver. These provisions may discourage certain types of claims or limit shareholders' ability to bring claims in a judicial forum they consider favorable. In addition, under the Declaration of Trust, the Board may take certain actions without a shareholder vote, including liquidating the Fund. These provisions, set forth in Article VI, Section 4 of the Declaration of Trust, do not apply to claims arising under the federal securities laws.

Liquidity Risk. Certain equity investments may become less liquid, particularly during periods of market stress or heightened volatility. Reduced liquidity may make it more difficult or costly to buy or sell securities at desired times or prices, may increase bid-ask spreads, and may contribute to valuation differences and tracking error.

Low Volatility Investing Risk. Securities in the Fund's portfolio that exhibit low volatility characteristics may not remain low volatility securities in the future. Investing in low volatility securities may limit the Fund's gains in rising markets, and the Fund may underperform funds that do not use a low volatility strategy during periods of strong market performance.

New Adviser Risk. The Adviser is a recently registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing a Fund's investment approach or in achieving a Fund's intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient index tracking.

Non-Diversification Risk. The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended. As a result, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund. The Fund's performance may be more sensitive to any single economic, business, political, regulatory, or other occurrence affecting those issuers.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties and other third parties could impair operations, result in financial loss, or hinder the Fund's ability to meet its objective.

Passive Strategy Risk. The Fund seeks to track the Index and, under normal circumstances, generally does not take temporary defensive positions in response to market conditions. Performance may deviate from broad market returns or active strategies; the Fund will not attempt to mitigate declines in the Index.

•          Third-Party Data Risk. The Index relies on third-party data (e.g., prices, amounts outstanding/issue size (and, where applicable, float-adjusted amounts outstanding), classifications, and corporate actions) and may be calculated by an unaffiliated index calculation agent based on rules owned and set by the Index Provider. Errors, delays, or misapplications by data vendors, the Index Provider, or the index calculation agent may cause incorrect constituents/weights or delayed changes, which could cause the Fund to deviate from the Index and its published values. If required data licenses are unavailable or revoked, or fees materially increase, Index calculation or dissemination may be interrupted or terminated on short notice.

Tracking Difference and Tracking Error Risk. The Fund's results may differ from those of the Index for various reasons. The Fund bears operating expenses and portfolio transaction costs that the Index does not. The Fund may not be fully invested in Index constituents at all times, may hold securities not included in the Index, and may experience timing differences, cash holdings, corporate actions, tax considerations, or fair-value pricing that contribute to tracking difference.

•          Unaffiliated Index Provider Risk. The Index is owned and maintained by an unaffiliated third party (the "Index Provider"). The Adviser has no control over the Index methodology or the Index Provider's determinations, including how the methodology is interpreted or applied to corporate actions, data questions, or constituent eligibility. Decisions, changes, or failures by the Index Provider may adversely affect the Index and, in turn, the Fund.

Valuation Risk. Certain portfolio holdings, and potentially a significant portion of the Fund's portfolio, may be valued using factors other than market quotations. This may occur more frequently during periods of market stress or reduced liquidity. When market quotations are not readily available, a portfolio holding may be valued using one of several available methods. The value assigned to a holding at a given time may differ from the value that would result if a different methodology were used or if the holding were priced using market quotations. Portfolio holdings valued using methods other than market quotations, including "fair-valued" securities, may experience greater day-to-day fluctuations in value than if market quotations were available.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will present a calendar-year bar chart and a table showing average annual total returns, which will help illustrate return variability over time and will compare the Fund's results with those of the Index and a broad-based securities market index.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, Portfolio Managers for the Adviser; each of whom has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

 The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

 Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

 If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, or for shareholder and educational support. These payments may create a conflict of interest by incentivizing the intermediary or its personnel to recommend the Fund over other investments. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. Ask your salesperson or visit your intermediary's website for more information.

FUND SUMMARY – Corgi U.S. Quality ETF

Investment Objective

The Corgi U.S. Quality ETF (the "Fund") seeks to track the investment results of an index that measures the performance of U.S. large- and mid-capitalization stocks with quality characteristics as identified through high return on equity, stable year-over-year earnings growth, and low financial leverage.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other possible fees, such as your broker-dealer's brokerage commissions and any other fees from financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	[ ]%
Other Expenses(2)	[ ]%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Adviser uses a full replication approach to manage the Fund. Under normal market conditions, the Fund generally expects to invest in all (or substantially all) of the securities included in the Index in approximately the same proportions as the Index. However, the Adviser may use a representative sampling approach when full replication is not practical due to factors such as the number or liquidity of Index constituents, portfolio rebalancing requirements, corporate actions, or other market conditions that make it more efficient to hold a representative sample of Index securities. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Index. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. As a result, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund.

The Index is composed of U.S. large- and mid-capitalization stocks that exhibit higher quality characteristics relative to their peers within each sector. The Index determines a quality score for each security based on three fundamental variables: high return on equity, stable year-over-year earnings growth (low earnings variability), and low financial leverage (low debt-to-equity ratio). Securities with the highest quality scores are selected, and each component is weighted based on its quality score multiplied by its weight in the parent index. The Index's resulting sector weights may differ materially from the parent index, and a significant portion of the Index may be represented by companies in particular sectors. Individual security weights are determined by quality score and parent-index weighting, and individual securities may represent a substantial portion of the Index. The Index is rebalanced semi-annually. As of the date of this Prospectus, the Index includes approximately [ ] components.

The Fund has adopted a non-fundamental investment policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in the types of investments suggested by the Fund's name (the "80% investment policy"). The Fund considers the investments suggested by its name to be U.S. equity securities exhibiting quality characteristics (defined by the Index as a quality score derived from three fundamental variables: high return on equity, stable year-over-year earnings growth, and low financial leverage), which are the securities that comprise the Index. In addition, in seeking to track the Index, the Fund may invest in equity securities not included in the Index, cash and cash equivalents, and money market instruments (including money market funds advised by the Adviser). The Fund's 80% investment policy may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

The Index is sponsored by [ ] (the "Index Provider"), which is not affiliated with the Fund or the Adviser. The Index Provider determines the Index's composition and the relative weightings of the securities included in the Index and publishes information regarding the Index's market value.

The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is so concentrated. The degree to which components of the Index represent certain sectors or industries may change over time.

Principal Risks of Investing in the Fund

The principal risks are presented below in alphabetical order. The order in which the risks appear does not necessarily indicate the relative importance of any particular risk to the Fund. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Concentration Risk. To the extent the Fund's underlying Index concentrates in the securities of issuers in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent. A concentrated fund may be subject to greater risk of loss as a result of adverse economic, business, or other developments affecting that industry than a more broadly diversified fund.

Equity Market Risk. The Fund's investments are subject to changes in overall economic conditions, broad market movements, and the risks inherent in investing in securities markets. Markets may be volatile, and investment prices may fluctuate significantly due to various factors, including, but not limited to, economic expansion or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and overall market liquidity. The Fund also faces the risk that geopolitical developments may disrupt securities markets and negatively affect global economies and markets. Local, regional, or global events (such as war, terrorism, the spread of infectious disease or other public health concerns, or similar events) could materially affect the Fund and its investments.

ETF Risks. The Fund is an exchange-traded fund ("ETF") and is subject to risks associated with ETF structure and secondary-market trading. These include potential reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations described below.

• AP and Market Maker Dependence Risk. The Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or "AP"). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.

• Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of a Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.

• Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from a Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.

• Trading. Although Shares are listed for trading on [ ] (the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of a Fund's portfolio holdings may deteriorate.

•          Index Calculation & Methodology Risk. The Index may be calculated incorrectly or the methodology may be misapplied due to errors, delays, or omissions in data, corporate action processing, or the application of Index rules. Such issues may cause unintended inclusions or exclusions, inaccurate weights, or delayed implementation of Index changes and, until corrected, may cause the Fund to deviate from its intended exposures and from the Index's published values.

Large-Capitalization Companies Risk. Large-capitalization companies may be less able than smaller-capitalization companies to adapt to changing market conditions and competitive challenges. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller-capitalization companies. The performance of large-capitalization companies could trail the overall performance of the broader securities markets.

Limited Shareholder Rights Risk. The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings of shareholders and permits removal of a Trustee only by the remaining Trustees. The Trust's Declaration of Trust provides that certain disputes must be resolved in a specific state court and contains a jury trial waiver. These provisions may discourage certain types of claims or limit shareholders' ability to bring claims in a judicial forum they consider favorable. In addition, under the Declaration of Trust, the Board may take certain actions without a shareholder vote, including liquidating the Fund. These provisions, set forth in Article VI, Section 4 of the Declaration of Trust, do not apply to claims arising under the federal securities laws.

Liquidity Risk. Certain equity investments may become less liquid, particularly during periods of market stress or heightened volatility. Reduced liquidity may make it more difficult or costly to buy or sell securities at desired times or prices, may increase bid-ask spreads, and may contribute to valuation differences and tracking error.

New Adviser Risk. The Adviser is a recently registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing a Fund's investment approach or in achieving a Fund's intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient index tracking.

Non-Diversification Risk. The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended. As a result, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund. The Fund's performance may be more sensitive to any single economic, business, political, regulatory, or other occurrence affecting those issuers.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties and other third parties could impair operations, result in financial loss, or hinder the Fund's ability to meet its objective.

Passive Strategy Risk. The Fund seeks to track the Index and, under normal circumstances, generally does not take temporary defensive positions in response to market conditions. Performance may deviate from broad market returns or active strategies; the Fund will not attempt to mitigate declines in the Index.

Quality Factor Investing Risk. Companies identified as having quality characteristics may underperform the broader equity market. A company's quality profile may change, and a company that appeared to have quality characteristics at the time of investment may subsequently experience deteriorating fundamentals.

•          Third-Party Data Risk. The Index relies on third-party data (e.g., prices, amounts outstanding/issue size (and, where applicable, float-adjusted amounts outstanding), classifications, and corporate actions) and may be calculated by an unaffiliated index calculation agent based on rules owned and set by the Index Provider. Errors, delays, or misapplications by data vendors, the Index Provider, or the index calculation agent may cause incorrect constituents/weights or delayed changes, which could cause the Fund to deviate from the Index and its published values. If required data licenses are unavailable or revoked, or fees materially increase, Index calculation or dissemination may be interrupted or terminated on short notice.

Tracking Difference and Tracking Error Risk. The Fund's results may differ from those of the Index for various reasons. The Fund bears operating expenses and portfolio transaction costs that the Index does not. The Fund may not be fully invested in Index constituents at all times, may hold securities not included in the Index, and may experience timing differences, cash holdings, corporate actions, tax considerations, or fair-value pricing that contribute to tracking difference.

•          Unaffiliated Index Provider Risk. The Index is owned and maintained by an unaffiliated third party (the "Index Provider"). The Adviser has no control over the Index methodology or the Index Provider's determinations, including how the methodology is interpreted or applied to corporate actions, data questions, or constituent eligibility. Decisions, changes, or failures by the Index Provider may adversely affect the Index and, in turn, the Fund.

Valuation Risk. Certain portfolio holdings, and potentially a significant portion of the Fund's portfolio, may be valued using factors other than market quotations. This may occur more frequently during periods of market stress or reduced liquidity. When market quotations are not readily available, a portfolio holding may be valued using one of several available methods. The value assigned to a holding at a given time may differ from the value that would result if a different methodology were used or if the holding were priced using market quotations. Portfolio holdings valued using methods other than market quotations, including "fair-valued" securities, may experience greater day-to-day fluctuations in value than if market quotations were available.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will present a calendar-year bar chart and a table showing average annual total returns, which will help illustrate return variability over time and will compare the Fund's results with those of the Index and a broad-based securities market index.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, Portfolio Managers for the Adviser; each of whom has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

 The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

 Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

 If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, or for shareholder and educational support. These payments may create a conflict of interest by incentivizing the intermediary or its personnel to recommend the Fund over other investments. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. Ask your salesperson or visit your intermediary's website for more information.

FUND SUMMARY – Corgi U.S. Momentum ETF

Investment Objective

The Corgi U.S. Momentum ETF (the "Fund") seeks to track the investment results of an index that measures the performance of U.S. large- and mid-capitalization stocks exhibiting relatively higher price momentum.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other possible fees, such as your broker-dealer's brokerage commissions and any other fees from financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	[ ]%
Other Expenses(2)	[ ]%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Adviser uses a representative sampling indexing strategy to manage the Fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield), and liquidity measures similar to those of the Index. The Fund may or may not hold all of the securities in the Index. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. As a result, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund. The Adviser may shift between representative sampling and substantially full replication depending on factors such as the Index's component count, the Fund's size, transaction costs, and the liquidity of Index constituents.

The Index is composed of U.S. large- and mid-capitalization stocks that have exhibited relatively higher price momentum. The Index measures price momentum based on each security's risk-adjusted price performance over multiple time periods. Securities with the highest momentum scores are selected and weighted using a rules-based methodology that combines each security's momentum score with its weight in the parent index. The Index is designed to maintain reasonably high trading liquidity and moderate turnover. The Index may experience higher portfolio turnover than broader market indices. The Index is reconstituted and rebalanced quarterly. As of the date of this Prospectus, the Index includes approximately [ ] components.

The Fund has adopted a non-fundamental investment policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in the types of investments suggested by the Fund's name (the "80% investment policy"). The Fund considers the investments suggested by its name to be U.S. equity securities exhibiting momentum characteristics (defined by the Index as a risk-adjusted price momentum score calculated over six- and twelve-month periods, equal to excess return over the risk-free rate divided by the annualized standard deviation of returns), which are the securities that comprise the Index. In addition, in seeking to track the Index, the Fund may invest in equity securities not included in the Index, cash and cash equivalents, and money market instruments (including money market funds advised by the Adviser). The Fund's 80% investment policy may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

The Index is sponsored by [ ] (the "Index Provider"), which is not affiliated with the Fund or the Adviser. The Index Provider determines the Index's composition and the relative weightings of the securities included in the Index and publishes information regarding the Index's market value.

The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is so concentrated. The degree to which components of the Index represent certain sectors or industries may change over time.

Principal Risks of Investing in the Fund

The principal risks are presented below in alphabetical order. The order in which the risks appear does not necessarily indicate the relative importance of any particular risk to the Fund. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Concentration Risk. To the extent the Fund's underlying Index concentrates in the securities of issuers in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent. A concentrated fund may be subject to greater risk of loss as a result of adverse economic, business, or other developments affecting that industry than a more broadly diversified fund.

Equity Market Risk. The Fund's investments are subject to changes in overall economic conditions, broad market movements, and the risks inherent in investing in securities markets. Markets may be volatile, and investment prices may fluctuate significantly due to various factors, including, but not limited to, economic expansion or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and overall market liquidity. The Fund also faces the risk that geopolitical developments may disrupt securities markets and negatively affect global economies and markets. Local, regional, or global events (such as war, terrorism, the spread of infectious disease or other public health concerns, or similar events) could materially affect the Fund and its investments.

ETF Risks. The Fund is an exchange-traded fund ("ETF") and is subject to risks associated with ETF structure and secondary-market trading. These include potential reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations described below.

• AP and Market Maker Dependence Risk. The Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or "AP"). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.

• Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of a Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.

• Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from a Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.

• Trading. Although Shares are listed for trading on [ ] (the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of a Fund's portfolio holdings may deteriorate.

•          Index Calculation & Methodology Risk. The Index may be calculated incorrectly or the methodology may be misapplied due to errors, delays, or omissions in data, corporate action processing, or the application of Index rules. Such issues may cause unintended inclusions or exclusions, inaccurate weights, or delayed implementation of Index changes and, until corrected, may cause the Fund to deviate from its intended exposures and from the Index's published values.

Large-Capitalization Companies Risk. Large-capitalization companies may be less able than smaller-capitalization companies to adapt to changing market conditions and competitive challenges. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller-capitalization companies. The performance of large-capitalization companies could trail the overall performance of the broader securities markets.

Limited Shareholder Rights Risk. The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings of shareholders and permits removal of a Trustee only by the remaining Trustees. The Trust's Declaration of Trust provides that certain disputes must be resolved in a specific state court and contains a jury trial waiver. These provisions may discourage certain types of claims or limit shareholders' ability to bring claims in a judicial forum they consider favorable. In addition, under the Declaration of Trust, the Board may take certain actions without a shareholder vote, including liquidating the Fund. These provisions, set forth in Article VI, Section 4 of the Declaration of Trust, do not apply to claims arising under the federal securities laws.

Liquidity Risk. Certain equity investments may become less liquid, particularly during periods of market stress or heightened volatility. Reduced liquidity may make it more difficult or costly to buy or sell securities at desired times or prices, may increase bid-ask spreads, and may contribute to valuation differences and tracking error.

Momentum Investing Risk. Momentum investing subjects the Fund to the risk that securities that have had above-average recent returns may not continue to experience above-average returns or may experience sharply negative returns. The momentum style of investing is subject to potentially rapid changes as trends reverse.

New Adviser Risk. The Adviser is a recently registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing a Fund's investment approach or in achieving a Fund's intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient index tracking.

Non-Diversification Risk. The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended. As a result, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund. The Fund's performance may be more sensitive to any single economic, business, political, regulatory, or other occurrence affecting those issuers.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties and other third parties could impair operations, result in financial loss, or hinder the Fund's ability to meet its objective.

Passive Strategy Risk. The Fund seeks to track the Index and, under normal circumstances, generally does not take temporary defensive positions in response to market conditions. Performance may deviate from broad market returns or active strategies; the Fund will not attempt to mitigate declines in the Index.

Portfolio Turnover Risk. The Fund may experience higher portfolio turnover than other index funds due to the nature of momentum-based rebalancing. Higher portfolio turnover may result in higher transaction costs and greater tax liability for taxable shareholders.

•          Third-Party Data Risk. The Index relies on third-party data (e.g., prices, amounts outstanding/issue size (and, where applicable, float-adjusted amounts outstanding), classifications, and corporate actions) and may be calculated by an unaffiliated index calculation agent based on rules owned and set by the Index Provider. Errors, delays, or misapplications by data vendors, the Index Provider, or the index calculation agent may cause incorrect constituents/weights or delayed changes, which could cause the Fund to deviate from the Index and its published values. If required data licenses are unavailable or revoked, or fees materially increase, Index calculation or dissemination may be interrupted or terminated on short notice.

Tracking Difference and Tracking Error Risk. The Fund's results may differ from those of the Index for various reasons. The Fund bears operating expenses and portfolio transaction costs that the Index does not. The Fund may not be fully invested in Index constituents at all times, may hold securities not included in the Index, and may experience timing differences, cash holdings, corporate actions, tax considerations, or fair-value pricing that contribute to tracking difference.

•          Unaffiliated Index Provider Risk. The Index is owned and maintained by an unaffiliated third party (the "Index Provider"). The Adviser has no control over the Index methodology or the Index Provider's determinations, including how the methodology is interpreted or applied to corporate actions, data questions, or constituent eligibility. Decisions, changes, or failures by the Index Provider may adversely affect the Index and, in turn, the Fund.

Valuation Risk. Certain portfolio holdings, and potentially a significant portion of the Fund's portfolio, may be valued using factors other than market quotations. This may occur more frequently during periods of market stress or reduced liquidity. When market quotations are not readily available, a portfolio holding may be valued using one of several available methods. The value assigned to a holding at a given time may differ from the value that would result if a different methodology were used or if the holding were priced using market quotations. Portfolio holdings valued using methods other than market quotations, including "fair-valued" securities, may experience greater day-to-day fluctuations in value than if market quotations were available.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will present a calendar-year bar chart and a table showing average annual total returns, which will help illustrate return variability over time and will compare the Fund's results with those of the Index and a broad-based securities market index.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, Portfolio Managers for the Adviser; each of whom has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

 The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

 Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

 If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, or for shareholder and educational support. These payments may create a conflict of interest by incentivizing the intermediary or its personnel to recommend the Fund over other investments. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. Ask your salesperson or visit your intermediary's website for more information.

FUND SUMMARY – Corgi U.S. Dividend ETF

Investment Objective

The Corgi U.S. Dividend ETF (the "Fund") seeks to track the investment results of an index that measures the performance of high-dividend-yielding U.S. equities with a record of consistently paying dividends.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other possible fees, such as your broker-dealer's brokerage commissions and any other fees from financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	[ ]%
Other Expenses(2)	[ ]%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Adviser uses a full replication approach to manage the Fund. Under normal market conditions, the Fund generally expects to invest in all (or substantially all) of the securities included in the Index in approximately the same proportions as the Index. However, the Adviser may use a representative sampling approach when full replication is not practical due to factors such as the number or liquidity of Index constituents, portfolio rebalancing requirements, corporate actions, or other market conditions that make it more efficient to hold a representative sample of Index securities. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Index. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. As a result, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund.

The Index is designed to measure the performance of high-dividend-yielding U.S. equities. Eligible securities must have a sustained history of consecutive dividend payments and meet minimum market capitalization and liquidity criteria. From the eligible universe, the Index selects the highest dividend-yielding securities and weights them based on a modified market capitalization-weighted methodology. The Index is modified market capitalization-weighted, with single-stock and single-sector concentration limits applied at each rebalance. The Index is reconstituted annually and rebalanced quarterly. As of the date of this Prospectus, the Index includes approximately [ ] components.

The Fund has adopted a non-fundamental investment policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in the types of investments suggested by the Fund's name (the "80% investment policy"). The Fund considers the investments suggested by its name to be U.S. equity securities of high-dividend-yielding companies that meet the Index's eligibility criteria, which are the securities that comprise the Index. In addition, in seeking to track the Index, the Fund may invest in equity securities not included in the Index, cash and cash equivalents, and money market instruments (including money market funds advised by the Adviser). The Fund's 80% investment policy may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

The Index is sponsored by [ ] (the "Index Provider"), which is not affiliated with the Fund or the Adviser. The Index Provider determines the Index's composition and the relative weightings of the securities included in the Index and publishes information regarding the Index's market value.

The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is so concentrated. The degree to which components of the Index represent certain sectors or industries may change over time.

Principal Risks of Investing in the Fund

The principal risks are presented below in alphabetical order. The order in which the risks appear does not necessarily indicate the relative importance of any particular risk to the Fund. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Concentration Risk. To the extent the Fund's underlying Index concentrates in the securities of issuers in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent. A concentrated fund may be subject to greater risk of loss as a result of adverse economic, business, or other developments affecting that industry than a more broadly diversified fund.

Dividend-Paying Stock Risk. There is no guarantee that the companies in which the Fund invests will declare dividends in the future or that dividends, if declared, will remain at current levels or increase over time. Dividend-paying stocks may underperform non-dividend-paying stocks and the market as a whole over certain periods.

Equity Market Risk. The Fund's investments are subject to changes in overall economic conditions, broad market movements, and the risks inherent in investing in securities markets. Markets may be volatile, and investment prices may fluctuate significantly due to various factors, including, but not limited to, economic expansion or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and overall market liquidity. The Fund also faces the risk that geopolitical developments may disrupt securities markets and negatively affect global economies and markets. Local, regional, or global events (such as war, terrorism, the spread of infectious disease or other public health concerns, or similar events) could materially affect the Fund and its investments.

ETF Risks. The Fund is an exchange-traded fund ("ETF") and is subject to risks associated with ETF structure and secondary-market trading. These include potential reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations described below.

• AP and Market Maker Dependence Risk. The Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or "AP"). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.

• Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of a Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.

• Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from a Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.

• Trading. Although Shares are listed for trading on [ ] (the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of a Fund's portfolio holdings may deteriorate.

•          Index Calculation & Methodology Risk. The Index may be calculated incorrectly or the methodology may be misapplied due to errors, delays, or omissions in data, corporate action processing, or the application of Index rules. Such issues may cause unintended inclusions or exclusions, inaccurate weights, or delayed implementation of Index changes and, until corrected, may cause the Fund to deviate from its intended exposures and from the Index's published values.

Large-Capitalization Companies Risk. Large-capitalization companies may be less able than smaller-capitalization companies to adapt to changing market conditions and competitive challenges. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller-capitalization companies. The performance of large-capitalization companies could trail the overall performance of the broader securities markets.

Limited Shareholder Rights Risk. The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings of shareholders and permits removal of a Trustee only by the remaining Trustees. The Trust's Declaration of Trust provides that certain disputes must be resolved in a specific state court and contains a jury trial waiver. These provisions may discourage certain types of claims or limit shareholders' ability to bring claims in a judicial forum they consider favorable. In addition, under the Declaration of Trust, the Board may take certain actions without a shareholder vote, including liquidating the Fund. These provisions, set forth in Article VI, Section 4 of the Declaration of Trust, do not apply to claims arising under the federal securities laws.

Liquidity Risk. Certain equity investments may become less liquid, particularly during periods of market stress or heightened volatility. Reduced liquidity may make it more difficult or costly to buy or sell securities at desired times or prices, may increase bid-ask spreads, and may contribute to valuation differences and tracking error.

New Adviser Risk. The Adviser is a recently registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing a Fund's investment approach or in achieving a Fund's intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient index tracking.

Non-Diversification Risk. The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended. As a result, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund. The Fund's performance may be more sensitive to any single economic, business, political, regulatory, or other occurrence affecting those issuers.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties and other third parties could impair operations, result in financial loss, or hinder the Fund's ability to meet its objective.

Passive Strategy Risk. The Fund seeks to track the Index and, under normal circumstances, generally does not take temporary defensive positions in response to market conditions. Performance may deviate from broad market returns or active strategies; the Fund will not attempt to mitigate declines in the Index.

•          Third-Party Data Risk. The Index relies on third-party data (e.g., prices, amounts outstanding/issue size (and, where applicable, float-adjusted amounts outstanding), classifications, and corporate actions) and may be calculated by an unaffiliated index calculation agent based on rules owned and set by the Index Provider. Errors, delays, or misapplications by data vendors, the Index Provider, or the index calculation agent may cause incorrect constituents/weights or delayed changes, which could cause the Fund to deviate from the Index and its published values. If required data licenses are unavailable or revoked, or fees materially increase, Index calculation or dissemination may be interrupted or terminated on short notice.

Tracking Difference and Tracking Error Risk. The Fund's results may differ from those of the Index for various reasons. The Fund bears operating expenses and portfolio transaction costs that the Index does not. The Fund may not be fully invested in Index constituents at all times, may hold securities not included in the Index, and may experience timing differences, cash holdings, corporate actions, tax considerations, or fair-value pricing that contribute to tracking difference.

•          Unaffiliated Index Provider Risk. The Index is owned and maintained by an unaffiliated third party (the "Index Provider"). The Adviser has no control over the Index methodology or the Index Provider's determinations, including how the methodology is interpreted or applied to corporate actions, data questions, or constituent eligibility. Decisions, changes, or failures by the Index Provider may adversely affect the Index and, in turn, the Fund.

Valuation Risk. Certain portfolio holdings, and potentially a significant portion of the Fund's portfolio, may be valued using factors other than market quotations. This may occur more frequently during periods of market stress or reduced liquidity. When market quotations are not readily available, a portfolio holding may be valued using one of several available methods. The value assigned to a holding at a given time may differ from the value that would result if a different methodology were used or if the holding were priced using market quotations. Portfolio holdings valued using methods other than market quotations, including "fair-valued" securities, may experience greater day-to-day fluctuations in value than if market quotations were available.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will present a calendar-year bar chart and a table showing average annual total returns, which will help illustrate return variability over time and will compare the Fund's results with those of the Index and a broad-based securities market index.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, Portfolio Managers for the Adviser; each of whom has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

 The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

 Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

 If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, or for shareholder and educational support. These payments may create a conflict of interest by incentivizing the intermediary or its personnel to recommend the Fund over other investments. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. Ask your salesperson or visit your intermediary's website for more information.

FUND SUMMARY – Corgi U.S. Dividend Growth ETF

Investment Objective

The Corgi U.S. Dividend Growth ETF (the "Fund") seeks to track the investment results of an index that measures the performance of U.S. large-capitalization equities with a history of consistently growing dividends.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other possible fees, such as your broker-dealer's brokerage commissions and any other fees from financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	[ ]%
Other Expenses(2)	[ ]%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Adviser uses a full replication approach to manage the Fund. Under normal market conditions, the Fund generally expects to invest in all (or substantially all) of the securities included in the Index in approximately the same proportions as the Index. However, the Adviser may use a representative sampling approach when full replication is not practical due to factors such as the number or liquidity of Index constituents, portfolio rebalancing requirements, corporate actions, or other market conditions that make it more efficient to hold a representative sample of Index securities. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Index. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. As a result, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund.

The Index seeks to measure the performance of U.S. large-capitalization equities selected based on a consistent history of growing dividends. Eligible companies must pay a qualified dividend and meet minimum dividend-growth history and liquidity criteria. The Index is reconstituted annually and rebalanced quarterly. As of the date of this Prospectus, the Index includes approximately [ ] components.

The Fund has adopted a non-fundamental investment policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in the types of investments suggested by the Fund's name (the "80% investment policy"). The Fund considers the investments suggested by its name to be U.S. large-capitalization equity securities with a history of consistently growing dividends that meet the Index's eligibility criteria, which are the securities that comprise the Index. In addition, in seeking to track the Index, the Fund may invest in equity securities not included in the Index, cash and cash equivalents, and money market instruments (including money market funds advised by the Adviser). The Fund's 80% investment policy may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

The Index is sponsored by [ ] (the "Index Provider"), which is not affiliated with the Fund or the Adviser. The Index Provider determines the Index's composition and the relative weightings of the securities included in the Index and publishes information regarding the Index's market value.

The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is so concentrated. The degree to which components of the Index represent certain sectors or industries may change over time.

Principal Risks of Investing in the Fund

The principal risks are presented below in alphabetical order. The order in which the risks appear does not necessarily indicate the relative importance of any particular risk to the Fund. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Concentration Risk. To the extent the Fund's underlying Index concentrates in the securities of issuers in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent. A concentrated fund may be subject to greater risk of loss as a result of adverse economic, business, or other developments affecting that industry than a more broadly diversified fund.

Dividend Growth Risk. Companies with a history of growing dividends may not continue that growth pattern. Changes in a company's financial condition, earnings, or payout policy may result in reduced or eliminated dividend payments.

Dividend-Paying Stock Risk. There is no guarantee that the companies in which the Fund invests will declare dividends in the future or that dividends, if declared, will remain at current levels or increase over time. Dividend-paying stocks may underperform non-dividend-paying stocks and the market as a whole over certain periods.

Equity Market Risk. The Fund's investments are subject to changes in overall economic conditions, broad market movements, and the risks inherent in investing in securities markets. Markets may be volatile, and investment prices may fluctuate significantly due to various factors, including, but not limited to, economic expansion or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and overall market liquidity. The Fund also faces the risk that geopolitical developments may disrupt securities markets and negatively affect global economies and markets. Local, regional, or global events (such as war, terrorism, the spread of infectious disease or other public health concerns, or similar events) could materially affect the Fund and its investments.

ETF Risks. The Fund is an exchange-traded fund ("ETF") and is subject to risks associated with ETF structure and secondary-market trading. These include potential reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations described below.

• AP and Market Maker Dependence Risk. The Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or "AP"). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.

• Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of a Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.

• Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from a Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.

• Trading. Although Shares are listed for trading on [ ] (the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of a Fund's portfolio holdings may deteriorate.

•          Index Calculation & Methodology Risk. The Index may be calculated incorrectly or the methodology may be misapplied due to errors, delays, or omissions in data, corporate action processing, or the application of Index rules. Such issues may cause unintended inclusions or exclusions, inaccurate weights, or delayed implementation of Index changes and, until corrected, may cause the Fund to deviate from its intended exposures and from the Index's published values.

Large-Capitalization Companies Risk. Large-capitalization companies may be less able than smaller-capitalization companies to adapt to changing market conditions and competitive challenges. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller-capitalization companies. The performance of large-capitalization companies could trail the overall performance of the broader securities markets.

Limited Shareholder Rights Risk. The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings of shareholders and permits removal of a Trustee only by the remaining Trustees. The Trust's Declaration of Trust provides that certain disputes must be resolved in a specific state court and contains a jury trial waiver. These provisions may discourage certain types of claims or limit shareholders' ability to bring claims in a judicial forum they consider favorable. In addition, under the Declaration of Trust, the Board may take certain actions without a shareholder vote, including liquidating the Fund. These provisions, set forth in Article VI, Section 4 of the Declaration of Trust, do not apply to claims arising under the federal securities laws.

Liquidity Risk. Certain equity investments may become less liquid, particularly during periods of market stress or heightened volatility. Reduced liquidity may make it more difficult or costly to buy or sell securities at desired times or prices, may increase bid-ask spreads, and may contribute to valuation differences and tracking error.

New Adviser Risk. The Adviser is a recently registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing a Fund's investment approach or in achieving a Fund's intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient index tracking.

Non-Diversification Risk. The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended. As a result, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund. The Fund's performance may be more sensitive to any single economic, business, political, regulatory, or other occurrence affecting those issuers.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties and other third parties could impair operations, result in financial loss, or hinder the Fund's ability to meet its objective.

Passive Strategy Risk. The Fund seeks to track the Index and, under normal circumstances, generally does not take temporary defensive positions in response to market conditions. Performance may deviate from broad market returns or active strategies; the Fund will not attempt to mitigate declines in the Index.

•          Third-Party Data Risk. The Index relies on third-party data (e.g., prices, amounts outstanding/issue size (and, where applicable, float-adjusted amounts outstanding), classifications, and corporate actions) and may be calculated by an unaffiliated index calculation agent based on rules owned and set by the Index Provider. Errors, delays, or misapplications by data vendors, the Index Provider, or the index calculation agent may cause incorrect constituents/weights or delayed changes, which could cause the Fund to deviate from the Index and its published values. If required data licenses are unavailable or revoked, or fees materially increase, Index calculation or dissemination may be interrupted or terminated on short notice.

Tracking Difference and Tracking Error Risk. The Fund's results may differ from those of the Index for various reasons. The Fund bears operating expenses and portfolio transaction costs that the Index does not. The Fund may not be fully invested in Index constituents at all times, may hold securities not included in the Index, and may experience timing differences, cash holdings, corporate actions, tax considerations, or fair-value pricing that contribute to tracking difference.

•          Unaffiliated Index Provider Risk. The Index is owned and maintained by an unaffiliated third party (the "Index Provider"). The Adviser has no control over the Index methodology or the Index Provider's determinations, including how the methodology is interpreted or applied to corporate actions, data questions, or constituent eligibility. Decisions, changes, or failures by the Index Provider may adversely affect the Index and, in turn, the Fund.

Valuation Risk. Certain portfolio holdings, and potentially a significant portion of the Fund's portfolio, may be valued using factors other than market quotations. This may occur more frequently during periods of market stress or reduced liquidity. When market quotations are not readily available, a portfolio holding may be valued using one of several available methods. The value assigned to a holding at a given time may differ from the value that would result if a different methodology were used or if the holding were priced using market quotations. Portfolio holdings valued using methods other than market quotations, including "fair-valued" securities, may experience greater day-to-day fluctuations in value than if market quotations were available.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will present a calendar-year bar chart and a table showing average annual total returns, which will help illustrate return variability over time and will compare the Fund's results with those of the Index and a broad-based securities market index.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, Portfolio Managers for the Adviser; each of whom has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

 The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

 Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

 If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, or for shareholder and educational support. These payments may create a conflict of interest by incentivizing the intermediary or its personnel to recommend the Fund over other investments. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. Ask your salesperson or visit your intermediary's website for more information.

FUND SUMMARY – Corgi U.S. Mid Cap Dividend ETF

Investment Objective

The Corgi U.S. Mid Cap Dividend ETF (the "Fund") seeks to track the investment results of an index that measures the performance of mid-capitalization U.S. dividend-paying companies.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other possible fees, such as your broker-dealer's brokerage commissions and any other fees from financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	[ ]%
Other Expenses(2)	[ ]%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Adviser uses a representative sampling indexing strategy to manage the Fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield), and liquidity measures similar to those of the Index. The Fund may or may not hold all of the securities in the Index. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. As a result, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund. The Adviser may shift between representative sampling and substantially full replication depending on factors such as the Index's component count, the Fund's size, transaction costs, and the liquidity of Index constituents.

The Index is designed to provide exposure to the mid-capitalization segment of the U.S. dividend-paying market. The Index is comprised of mid-capitalization U.S. companies that pay regular cash dividends, after excluding the largest companies from a broader U.S. dividend-paying universe. To be eligible, a company must have paid regular cash dividends during the preceding twelve months and meet minimum market capitalization and trading volume requirements. The Index is dividend-weighted, meaning each constituent is weighted by the proportionate share of total dividends it is projected to pay in the coming year based on the most recently declared dividend per share. The Index is reconstituted annually and rebalanced quarterly. As of the date of this Prospectus, the Index includes approximately [ ] components.

The Fund has adopted a non-fundamental investment policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in the types of investments suggested by the Fund's name (the "80% investment policy"). The Fund considers the investments suggested by its name to be equity securities of mid-capitalization U.S. dividend-paying companies, which are the securities that comprise the Index. In addition, in seeking to track the Index, the Fund may invest in equity securities not included in the Index, cash and cash equivalents, and money market instruments (including money market funds advised by the Adviser). The Fund's 80% investment policy may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

The Index is sponsored by [ ] (the "Index Provider"), which is not affiliated with the Fund or the Adviser. The Index Provider determines the Index's composition and the relative weightings of the securities included in the Index and publishes information regarding the Index's market value.

The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is so concentrated. The degree to which components of the Index represent certain sectors or industries may change over time.

Principal Risks of Investing in the Fund

The principal risks are presented below in alphabetical order. The order in which the risks appear does not necessarily indicate the relative importance of any particular risk to the Fund. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Concentration Risk. To the extent the Fund's underlying Index concentrates in the securities of issuers in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent. A concentrated fund may be subject to greater risk of loss as a result of adverse economic, business, or other developments affecting that industry than a more broadly diversified fund.

Dividend-Paying Stock Risk. There is no guarantee that the companies in which the Fund invests will declare dividends in the future or that dividends, if declared, will remain at current levels or increase over time. Dividend-paying stocks may underperform non-dividend-paying stocks and the market as a whole over certain periods.

Equity Market Risk. The Fund's investments are subject to changes in overall economic conditions, broad market movements, and the risks inherent in investing in securities markets. Markets may be volatile, and investment prices may fluctuate significantly due to various factors, including, but not limited to, economic expansion or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and overall market liquidity. The Fund also faces the risk that geopolitical developments may disrupt securities markets and negatively affect global economies and markets. Local, regional, or global events (such as war, terrorism, the spread of infectious disease or other public health concerns, or similar events) could materially affect the Fund and its investments.

ETF Risks. The Fund is an exchange-traded fund ("ETF") and is subject to risks associated with ETF structure and secondary-market trading. These include potential reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations described below.

• AP and Market Maker Dependence Risk. The Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or "AP"). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.

• Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of a Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.

• Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from a Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.

• Trading. Although Shares are listed for trading on [ ] (the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of a Fund's portfolio holdings may deteriorate.

•          Index Calculation & Methodology Risk. The Index may be calculated incorrectly or the methodology may be misapplied due to errors, delays, or omissions in data, corporate action processing, or the application of Index rules. Such issues may cause unintended inclusions or exclusions, inaccurate weights, or delayed implementation of Index changes and, until corrected, may cause the Fund to deviate from its intended exposures and from the Index's published values.

Limited Shareholder Rights Risk. The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings of shareholders and permits removal of a Trustee only by the remaining Trustees. The Trust's Declaration of Trust provides that certain disputes must be resolved in a specific state court and contains a jury trial waiver. These provisions may discourage certain types of claims or limit shareholders' ability to bring claims in a judicial forum they consider favorable. In addition, under the Declaration of Trust, the Board may take certain actions without a shareholder vote, including liquidating the Fund. These provisions, set forth in Article VI, Section 4 of the Declaration of Trust, do not apply to claims arising under the federal securities laws.

Liquidity Risk. Certain equity investments may become less liquid, particularly during periods of market stress or heightened volatility. Reduced liquidity may make it more difficult or costly to buy or sell securities at desired times or prices, may increase bid-ask spreads, and may contribute to valuation differences and tracking error.

Mid-Capitalization Companies Risk. Mid-capitalization companies may be subject to greater risk of loss and price volatility than large-capitalization companies. Securities of mid-capitalization companies may be more volatile and less liquid than those of larger companies.

New Adviser Risk. The Adviser is a recently registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing a Fund's investment approach or in achieving a Fund's intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient index tracking.

Non-Diversification Risk. The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended. As a result, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund. The Fund's performance may be more sensitive to any single economic, business, political, regulatory, or other occurrence affecting those issuers.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties and other third parties could impair operations, result in financial loss, or hinder the Fund's ability to meet its objective.

Passive Strategy Risk. The Fund seeks to track the Index and, under normal circumstances, generally does not take temporary defensive positions in response to market conditions. Performance may deviate from broad market returns or active strategies; the Fund will not attempt to mitigate declines in the Index.

•          Third-Party Data Risk. The Index relies on third-party data (e.g., prices, amounts outstanding/issue size (and, where applicable, float-adjusted amounts outstanding), classifications, and corporate actions) and may be calculated by an unaffiliated index calculation agent based on rules owned and set by the Index Provider. Errors, delays, or misapplications by data vendors, the Index Provider, or the index calculation agent may cause incorrect constituents/weights or delayed changes, which could cause the Fund to deviate from the Index and its published values. If required data licenses are unavailable or revoked, or fees materially increase, Index calculation or dissemination may be interrupted or terminated on short notice.

Tracking Difference and Tracking Error Risk. The Fund's results may differ from those of the Index for various reasons. The Fund bears operating expenses and portfolio transaction costs that the Index does not. The Fund may not be fully invested in Index constituents at all times, may hold securities not included in the Index, and may experience timing differences, cash holdings, corporate actions, tax considerations, or fair-value pricing that contribute to tracking difference.

•          Unaffiliated Index Provider Risk. The Index is owned and maintained by an unaffiliated third party (the "Index Provider"). The Adviser has no control over the Index methodology or the Index Provider's determinations, including how the methodology is interpreted or applied to corporate actions, data questions, or constituent eligibility. Decisions, changes, or failures by the Index Provider may adversely affect the Index and, in turn, the Fund.

Valuation Risk. Certain portfolio holdings, and potentially a significant portion of the Fund's portfolio, may be valued using factors other than market quotations. This may occur more frequently during periods of market stress or reduced liquidity. When market quotations are not readily available, a portfolio holding may be valued using one of several available methods. The value assigned to a holding at a given time may differ from the value that would result if a different methodology were used or if the holding were priced using market quotations. Portfolio holdings valued using methods other than market quotations, including "fair-valued" securities, may experience greater day-to-day fluctuations in value than if market quotations were available.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will present a calendar-year bar chart and a table showing average annual total returns, which will help illustrate return variability over time and will compare the Fund's results with those of the Index and a broad-based securities market index.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, Portfolio Managers for the Adviser; each of whom has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

 The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

 Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

 If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, or for shareholder and educational support. These payments may create a conflict of interest by incentivizing the intermediary or its personnel to recommend the Fund over other investments. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. Ask your salesperson or visit your intermediary's website for more information.

ADDITIONAL INFORMATION ABOUT THE FUNDS

Investment Objectives

Corgi 500 ETF

The Corgi 500 ETF (the "Fund") seeks to track the investment results of an index that measures the performance of 500 large-capitalization U.S. companies.

The Fund's investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

Corgi U.S. Large Cap Growth ETF

The Corgi U.S. Large Cap Growth ETF (the "Fund") seeks to track the investment results of an index that measures the performance of U.S. large-capitalization equities that exhibit growth characteristics.

The Fund's investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

Corgi U.S. Value ETF

The Corgi U.S. Value ETF (the "Fund") seeks to track the investment results of an index that measures the performance of U.S. large-capitalization equities that exhibit value characteristics.

The Fund's investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

Corgi U.S. Total Market ETF

The Corgi U.S. Total Market ETF (the "Fund") seeks to track the investment results of an index that measures the performance of the broad U.S. equity market, including large-, mid-, small-, and micro-capitalization stocks.

The Fund's investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

Corgi U.S. Mid Cap ETF

The Corgi U.S. Mid Cap ETF (the "Fund") seeks to track the investment results of an index that measures the performance of mid-capitalization U.S. equities.

The Fund's investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

Corgi U.S. Equal Weight ETF

The Corgi U.S. Equal Weight ETF (the "Fund") seeks to track the investment results of an index that equally weights the constituents of a broad U.S. large-cap equity index.

The Fund's investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

Corgi U.S. 100 ETF

The Corgi U.S. 100 ETF (the "Fund") seeks to track the investment results of an index that measures the performance of the 100 largest non-financial companies listed on the Nasdaq Stock Market.

The Fund's investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

Corgi U.S. Small Cap ETF

The Corgi U.S. Small Cap ETF (the "Fund") seeks to track the investment results of an index that measures the performance of small-capitalization U.S. equities.

The Fund's investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

Corgi U.S. Small Cap Growth ETF

The Corgi U.S. Small Cap Growth ETF (the "Fund") seeks to track the investment results of an index that measures the performance of small-capitalization U.S. equities that exhibit growth characteristics.

The Fund's investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

Corgi U.S. Small Cap Value ETF

The Corgi U.S. Small Cap Value ETF (the "Fund") seeks to track the investment results of an index that measures the performance of small-capitalization U.S. equities that exhibit value characteristics.

The Fund's investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

Corgi U.S. Multifactor ETF

The Corgi U.S. Multifactor ETF (the "Fund") seeks to track the investment results of an index that measures the performance of U.S. large-capitalization equities selected and weighted based on multiple investment factors.

The Fund's investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

Corgi U.S. Low Volatility ETF

The Corgi U.S. Low Volatility ETF (the "Fund") seeks to track the investment results of an index that measures the performance of U.S. large- and mid-capitalization equities that, in the aggregate, have lower volatility characteristics relative to the broader U.S. equity market.

The Fund's investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

Corgi U.S. Quality ETF

The Corgi U.S. Quality ETF (the "Fund") seeks to track the investment results of an index that measures the performance of U.S. large- and mid-capitalization stocks with quality characteristics as identified through high return on equity, stable year-over-year earnings growth, and low financial leverage.

The Fund's investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

Corgi U.S. Momentum ETF

The Corgi U.S. Momentum ETF (the "Fund") seeks to track the investment results of an index that measures the performance of U.S. large- and mid-capitalization stocks exhibiting relatively higher price momentum.

The Fund's investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

Corgi U.S. Dividend ETF

The Corgi U.S. Dividend ETF (the "Fund") seeks to track the investment results of an index that measures the performance of high-dividend-yielding U.S. equities with a record of consistently paying dividends.

The Fund's investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

Corgi U.S. Dividend Growth ETF

The Corgi U.S. Dividend Growth ETF (the "Fund") seeks to track the investment results of an index that measures the performance of U.S. large-capitalization equities with a history of consistently growing dividends.

The Fund's investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

Corgi U.S. Mid Cap Dividend ETF

The Corgi U.S. Mid Cap Dividend ETF (the "Fund") seeks to track the investment results of an index that measures the performance of mid-capitalization U.S. dividend-paying companies.

The Fund's investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

Principal Investment Strategies

All Funds

Each Fund is an exchange-traded fund ("ETF") that seeks to provide investment results that, before fees and expenses, track the investment results of its respective index (for each Fund, its "Index"). The Funds are passively managed and generally seek to track their Indexes rather than outperform them. The Funds do not generally take defensive positions in response to market conditions.

Index-tracking approach; replication and representative sampling. In seeking to track its Index, each Fund generally uses either a full replication approach or a representative sampling strategy, depending on the Fund's Index composition, the number and liquidity of Index constituents, the Fund's size, transaction costs, and other considerations. The Fund's principal investment strategy disclosure indicates which approach each Fund generally expects to use. Under a full replication approach, the Fund generally seeks to invest in all (or substantially all) of the securities included in the Index in approximately the same proportions as the Index. Under a representative sampling strategy, the Fund invests in a sample of securities that, in the aggregate, is expected to have investment characteristics similar to those of its Index. As a result, the Fund is not required to purchase each security included in its Index and may hold a subset of Index constituents. Depending on market conditions, Fund size, transaction costs, liquidity, and other considerations, a Fund may shift between full replication and representative sampling.

In constructing and maintaining the portfolio, the Adviser generally considers characteristics intended to align a Fund with its Index, including (as applicable): market capitalization, sector and industry exposure, investment style (growth, value, or blend), individual security weightings, and liquidity.

Index changes; rebalancing; turnover. Each Index is updated periodically (generally quarterly or semi-annually, depending on the Index methodology). In connection with scheduled Index updates and other Index changes (including additions, deletions, and reweightings), each Fund generally expects to rebalance its portfolio as needed to seek to maintain alignment with its Index. Portfolio turnover may occur as a result of Index changes, cash flows, and the ETF creation/redemption process.

80% investment policies. Each Fund has adopted a non-fundamental investment policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in the types of investments suggested by the Fund's name (each, an "80% investment policy"). Each Fund considers the investments suggested by its name to be: (i) the securities that comprise its Index (the "Index Securities"); and (ii) investments that have economic characteristics that are substantially identical to those of the Index Securities. Each Fund's 80% investment policy is a non-fundamental policy that may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders of the applicable Fund.

Cash management; other investments. For liquidity and operational purposes (including to facilitate the ETF creation and redemption process, meet expenses, and manage settlement timing), each Fund may hold cash and cash equivalents and may invest a portion of its assets in money market instruments, repurchase agreements, and money market funds (including money market funds advised by the Adviser), consistent with the Fund's investment objective and 80% investment policy.

Temporary departures. In unusual circumstances (for example, market disruptions, trading halts, unusually large cash inflows or redemptions, or when it is not practicable to purchase Index Securities), a Fund may temporarily hold a larger-than-typical portion of its assets in cash and cash equivalents or similar instruments. During such periods, a Fund may track its Index less closely.

Concentration. Each Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is so concentrated. The degree to which components of each Index represent certain sectors or industries may change over time.

Diversification status. Each Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”). As a result, each Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund. This increases each Fund’s vulnerability to factors affecting a single issuer, and each Fund may experience greater volatility than a diversified fund.

Securities lending. The Funds do not currently intend to engage in securities lending as a principal investment strategy. If approved by the Board in the future, a Fund may lend portfolio securities as described in the Statement of Additional Information.

Derivatives. The Funds do not expect to use derivatives as a principal investment strategy. A Fund may use index futures or other derivative instruments to equitize cash, manage portfolio transitions, or facilitate the creation and redemption process. Any such use is expected to be limited and incidental to the Fund's principal strategy of tracking its Index.

Borrowing. Each Fund may borrow money from banks for temporary or emergency purposes, including to meet redemptions, in amounts up to one-third of the Fund's total assets (including the amount borrowed). Borrowing may exaggerate changes in the Fund's NAV and may cause the Fund to incur additional expenses.

Tracking error and correlation. There is no guarantee that a Fund will achieve a high degree of correlation with its Index. A number of factors may affect a Fund's ability to track its Index, including: Fund expenses; the size and frequency of cash flows into and out of the Fund; the Fund's index-tracking approach (full replication or representative sampling); changes in the composition of the Index; corporate actions; tax considerations; fair-value pricing; and transaction costs associated with portfolio rebalancing. Tracking error may be higher during periods of market disruption or volatility.

Adviser's belief regarding investment strategies. The Adviser believes that the index-tracking approaches described above—both full replication and representative sampling, as applicable to each Fund—are reasonably designed to enable each Fund to achieve its investment objective of tracking the investment results of its respective Index. The Adviser bases this belief on the following considerations: (1) for Funds using full replication, holding all (or substantially all) of the securities in the Index in approximately the same proportions as the Index is expected to produce returns closely correlated with those of the Index; (2) for Funds using representative sampling, the sampling methodology seeks to construct a portfolio that, in the aggregate, has investment characteristics (such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield), and liquidity measures similar to those of each Fund's Index; (3) the Adviser monitors each Fund's tracking difference and tracking error on an ongoing basis and adjusts the Fund's portfolio as necessary to seek to minimize deviations from the Index; and (4) the 80% investment policy ensures that each Fund maintains substantial exposure to the securities comprising its Index. There is no guarantee, however, that any Fund will achieve a high degree of correlation with its Index.

Index Providers. Each Index is sponsored, owned, and/or maintained by the applicable unaffiliated index provider (the "Index Provider") and may be calculated by an unaffiliated calculation agent (the "Index Calculator"). The Funds are not sponsored, endorsed, sold, or promoted by any Index Provider or Index Calculator.

None of the Index Providers or Index Calculators makes any representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in the Funds generally or the ability of any Index to track the performance of the relevant market, segment, or securities. None of the Index Providers or Index Calculators has any obligation to take the needs of the Funds, the Adviser, or shareholders into consideration in determining, composing, or calculating any Index.

None of the Index Providers or Index Calculators is responsible for, or has participated in, the determination of the timing of, prices at, or quantities of Shares to be issued or redeemed, or in the determination or calculation of the equation by which Shares are converted into cash, Creation Units, or other consideration, as applicable.

None of the Index Providers or Index Calculators shall have any liability for any errors, omissions, or interruptions in any Index or the data included therein, and none of the Index Providers or Index Calculators makes any warranty, express or implied, as to results to be obtained by the Funds, shareholders, or any other person or entity from the use of any Index or any data included therein. To the maximum extent permitted by law, each Index Provider and Index Calculator expressly disclaims all warranties of merchantability and fitness for a particular purpose with respect to any Index and any data included therein, and shall not be liable for any special, indirect, punitive, or consequential damages (including lost profits), even if notified of the possibility of such damages.

All trademarks, service marks, and index names are the property of their respective owners.

Additional parameters applicable to the Factor Funds.

The following additional principal strategy parameters apply to the Corgi U.S. Large Cap Growth ETF, Corgi U.S. Value ETF, Corgi U.S. Equal Weight ETF, Corgi U.S. Multifactor ETF, Corgi U.S. Low Volatility ETF, Corgi U.S. Quality ETF, Corgi U.S. Momentum ETF, Corgi U.S. Small Cap Growth ETF, Corgi U.S. Small Cap Value ETF, Corgi U.S. Dividend ETF, Corgi U.S. Dividend Growth ETF, and Corgi U.S. Mid Cap Dividend ETF (each, a "Factor Fund"):

Factor methodology. Each Factor Fund tracks an Index that selects and/or weights securities based on one or more investment factors (such as value, growth, momentum, quality, low volatility, dividend yield, or equal weighting). Factor-based indices use quantitative screens, scoring models, or optimization processes to construct portfolios that tilt toward securities exhibiting the targeted factor characteristics. The specific factors, selection criteria, and weighting methodology vary by Index and are determined by each Fund's Index Provider.

Rebalancing frequency. Factor-based Indexes may be reconstituted and rebalanced on a schedule that differs from that of broader market-capitalization-weighted indexes. Some Factor Funds' Indexes are rebalanced quarterly, while others are rebalanced semi-annually. During rebalancing periods, a Factor Fund may experience higher portfolio turnover and associated transaction costs.

Portfolio turnover. Certain Factor Funds may experience higher portfolio turnover than broad market index funds due to the frequency of factor rebalancing and the nature of factor-based selection (e.g., momentum strategies may require more frequent reconstitution as price trends shift). Higher portfolio turnover may result in higher transaction costs and greater tax liability for taxable shareholders.

Additional parameters applicable to the Corgi U.S. 100 ETF.

Non-diversification. Each Fund is classified as a “non-diversified” investment company under the 1940 Act. As a result, each Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund. This increases each Fund’s vulnerability to factors affecting a single issuer, and each Fund may experience greater volatility than a diversified fund.

Industry concentration. The Index excludes financial services issuers. Accordingly, the Fund will concentrate its investments to approximately the same extent that the Index is so concentrated.

Principal Risks of Investing in the Funds

The principal risks of investing in the Funds are listed below in alphabetical order. Each risk includes a parenthetical indicating which Funds are subject to that risk. Not all risks apply to every Fund. As with any investment, you could lose all or part of your investment in any Fund. The order in which the risks appear does not necessarily indicate the relative importance of any particular risk to a Fund.

Equity Market Risk (Applicable to all Funds). Each Fund’s investments are subject to changes in overall economic conditions, broad market movements, and the risks inherent in investing in securities markets. Markets may be volatile, and investment prices may fluctuate significantly due to various factors, including, but not limited to, economic expansion or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and overall market liquidity. Each Fund also faces the risk that geopolitical developments may disrupt securities markets and negatively affect global economies and markets. Local, regional, or global events (such as war, terrorism, the spread of infectious disease or other public health concerns, or similar events) could materially affect each Fund and its investments. Government actions, including trade policy, fiscal and monetary interventions, or regulatory changes, may also have unpredictable effects on markets and individual securities.

Concentration Risk (Applicable to all Funds). To the extent a Fund’s underlying Index concentrates in the securities of issuers in a particular industry or group of industries, the Fund will concentrate its investments (i.e., hold 25% or more of total assets) to approximately the same extent. As a result, adverse developments affecting a concentrated industry or sector (including changes in regulation, commodity prices, competitive dynamics, or issuer fundamentals) may have a disproportionately negative effect on the Fund’s performance compared with a more diversified portfolio.

Large-Capitalization Companies Risk (applicable to the Corgi 500 ETF, Corgi U.S. Large Cap Growth ETF, Corgi U.S. Value ETF, Corgi U.S. Total Market ETF, Corgi U.S. Equal Weight ETF, Corgi U.S. 100 ETF, Corgi U.S. Multifactor ETF, Corgi U.S. Low Volatility ETF, Corgi U.S. Quality ETF, Corgi U.S. Momentum ETF, Corgi U.S. Dividend ETF, and Corgi U.S. Dividend Growth ETF). Large-capitalization companies may be less able than smaller-capitalization companies to adapt to changing market conditions and competitive challenges. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller-capitalization companies. The performance of large-capitalization companies could trail the overall performance of the broader securities markets. Returns on large-capitalization stocks may also lag returns on smaller-capitalization stocks during certain economic cycles or market environments.

Mid-Capitalization Companies Risk (applicable to the Corgi U.S. Total Market ETF, Corgi U.S. Mid Cap ETF, and Corgi U.S. Mid Cap Dividend ETF). Mid-capitalization companies may be subject to greater risk of loss and price volatility than large-capitalization companies. Securities of mid-capitalization companies may be more volatile and less liquid than those of larger companies. Mid-capitalization companies may have less experienced management, narrower product lines, and more limited financial resources. As a result, they may be more susceptible to adverse business or economic developments than larger, more established companies.

Small-Capitalization Companies Risk (applicable to the Corgi U.S. Total Market ETF, Corgi U.S. Small Cap ETF, Corgi U.S. Small Cap Growth ETF, and Corgi U.S. Small Cap Value ETF). Small-capitalization companies may be more vulnerable to adverse business or economic developments, and their securities may be more volatile and less liquid than those of larger companies. Small-capitalization stocks may trade less frequently, making them harder to sell at an acceptable price. Small-capitalization companies may have less experienced management, narrower product lines, and more limited financial resources, which may make them more susceptible to financial failure.

Micro-Capitalization Companies Risk (applicable to the Corgi U.S. Total Market ETF). Micro-capitalization companies may be subject to substantially greater volatility, lower liquidity, and more limited financial disclosure than larger companies. Their securities may trade less frequently, in smaller volumes, and at greater bid-ask spreads, which can make them more difficult to buy or sell at desired prices. Adverse business or economic developments may also have a more pronounced effect on micro-capitalization companies than on larger, more established issuers.

Index-Related Risk (Applicable to all Funds). Each Fund seeks to track the performance of an index (each, an "Index"), and therefore is subject to risks associated with index construction, maintenance, and use. Indexes may rely on unaffiliated calculation agents and multiple data vendors. In addition, unusual market conditions or unforeseen circumstances may cause an Index Provider to postpone a scheduled rebalance or reconstitution, which could cause the Index to vary from its normal or expected composition. The following sub-risks describe specific aspects of Index-related risk:

Index Calculation & Methodology Risk (Applicable to all Funds). The Index may be calculated incorrectly or the methodology may be misapplied due to errors, delays, or omissions in data, corporate action processing, or the application of Index rules. Such issues may cause unintended inclusions or exclusions, inaccurate weights, or delayed implementation of Index changes and, until corrected, may cause the Fund to deviate from its intended exposures and from the Index’s published values. These risks may increase transaction costs and contribute to tracking difference.

Unaffiliated Index Provider Risk (Applicable to all Funds). The Index is owned and maintained by an unaffiliated third party (the "Index Provider"). The Adviser has no control over the Index methodology or the Index Provider’s determinations, including how the methodology is interpreted or applied to corporate actions, data questions, or constituent eligibility. Decisions, changes, or failures by the Index Provider may adversely affect the Index and, in turn, the Fund. The Index Provider may also modify its methodology at any time without prior notice to the Fund.

Third-Party Data Risk (Applicable to all Funds). The Index relies on third-party data (e.g., prices, amounts outstanding/issue size (and, where applicable, float-adjusted amounts outstanding), classifications, and corporate actions) and may be calculated by an unaffiliated index calculation agent based on rules owned and set by the Index Provider. Errors, delays, or misapplications by data vendors, the Index Provider, or the index calculation agent may cause incorrect constituents/weights or delayed changes, which could cause the Fund to deviate from the Index and its published values. If required data licenses are unavailable or revoked, or fees materially increase, Index calculation or dissemination may be interrupted or terminated on short notice. Neither the Fund nor the Adviser can guarantee the continued availability or accuracy of third-party data.

ETF Risks (Applicable to all Funds). The Fund is an exchange-traded fund ("ETF") and is subject to risks associated with ETF structure and secondary-market trading. These include potential reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations described below.

• AP and Market Maker Dependence Risk. The Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or "AP"). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.

• Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of a Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.

• Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from a Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.

• Trading. Although Shares are listed for trading on [ ] (the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of a Fund's portfolio holdings may deteriorate.

Liquidity Risk (Applicable to all Funds). Certain equity investments may become less liquid, particularly during periods of market stress, reduced dealer balance sheet capacity, or heightened volatility. Reduced liquidity may make it more difficult or costly for a Fund to buy or sell securities at desired times or prices, may increase bid-ask spreads, and may contribute to valuation differences and tracking difference. An investment may be considered illiquid if the Fund reasonably expects it cannot be sold or disposed of in current market conditions within seven calendar days or less without significantly changing its market value.

Tracking Difference and Tracking Error Risk (Applicable to all Funds). A Fund’s results may differ from those of its Index for a variety of reasons, including Fund expenses, transaction costs, sampling, timing differences, cash holdings, valuation differences (including fair-value pricing), the ETF creation/redemption process, and corporate actions and tax considerations. The Fund may not be fully invested in Index constituents at all times and may hold securities not included in the Index. Tracking difference and tracking error may be higher during volatile markets, when equity liquidity is reduced, or when Index changes are difficult or costly to implement. There is no guarantee that a Fund will achieve a high degree of correlation to its Index.

Passive Strategy Risk (Applicable to all Funds). Each Fund seeks to track its Index and generally does not take defensive positions in response to market conditions. As a result, a Fund’s performance may be negatively affected by declines in its Index, and the Fund generally will not attempt to mitigate such declines. A passive approach may also limit a Fund’s ability to adjust holdings when an Index is concentrated or when market conditions impair liquidity.

Operational and Cybersecurity Risk (Applicable to all Funds). Each Fund and its service providers rely on complex processes and technology, including for trading, valuation, index data, shareholder recordkeeping, and the creation/redemption process. Human error, processing or communication failures, cyber incidents, or disruptions at third-party providers (including the Index Provider, pricing services, custodians, and intermediaries) could impair operations, cause financial loss, delay NAV calculation, or hinder a Fund’s ability to achieve its objective.

New Adviser Risk (Applicable to all Funds). The Adviser is a newly registered investment adviser and has limited experience managing a registered investment company. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing a Fund’s investment approach or in achieving a Fund’s intended investment objective.

New Fund Risk (Applicable to all Funds). Each Fund is newly organized and has limited or no operating history. It may take time for a Fund to attract assets, develop secondary-market liquidity, and achieve efficient index tracking. During this period, a Fund may experience wider bid-ask spreads, more pronounced premiums or discounts to NAV, and higher tracking difference than more seasoned funds.

Valuation Risk (Applicable to all Funds). Certain portfolio holdings, and potentially a significant portion of a Fund’s portfolio, may be valued using factors other than market quotations. This may occur more frequently during periods of market stress or reduced liquidity. When market quotations are not readily available or are deemed unreliable, a portfolio holding may be valued using evaluated prices, pricing models, dealer quotations, or fair-value methodologies. The value assigned to a holding at a given time may differ from the value that would result if a different methodology were used or from the price realized upon sale. Portfolio holdings valued using methods other than market quotations, including "fair-valued" securities, may experience greater day-to-day fluctuations in value than if market quotations were available. Valuation differences can contribute to NAV volatility, premiums or discounts, and tracking difference.

Non-Diversification Risk. Each Fund is classified as a "non-diversified" investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). When a Fund is non-diversified, it may invest a relatively high percentage of assets in a limited number of issuers, and a decline in the value of any such issuer’s securities may have a greater impact on the Fund’s value.

Portfolio Turnover Risk (applicable to the Corgi U.S. Multifactor ETF, and Corgi U.S. Momentum ETF). A Fund may experience higher portfolio turnover than other index funds due to the nature of its Index’s rebalancing methodology. A Fund may buy and sell securities when its Index is rebalanced or reconstituted, when cash flows occur, and as a result of the ETF creation/redemption process. Higher turnover can increase transaction costs and may reduce returns. In taxable accounts, increased turnover may also contribute to higher levels of taxable distributions.

Dividend Growth Risk (applicable to the Corgi U.S. Dividend Growth ETF). Companies with a history of growing dividends may not continue that growth pattern. Changes in a company’s financial condition, earnings, cash flow, or payout policy may result in reduced or eliminated dividend payments. Dividend growth strategies may also lead to sector concentration, and periods of economic contraction or rising interest rates may disproportionately affect companies that have historically grown their dividends.

Dividend-Paying Stock Risk (applicable to the Corgi U.S. Dividend ETF, Corgi U.S. Dividend Growth ETF, and Corgi U.S. Mid Cap Dividend ETF). There is no guarantee that the companies in which a Fund invests will declare dividends in the future or that dividends, if declared, will remain at current levels or increase over time. Dividend-paying stocks may underperform non-dividend-paying stocks and the market as a whole over certain periods. Issuers may reduce or eliminate dividends due to changes in financial condition, regulatory requirements, or capital allocation priorities. High-dividend-yielding stocks may also exhibit greater price sensitivity to rising interest rates.

Equal Weight Risk (applicable to the Corgi U.S. Equal Weight ETF). The Fund’s equal weighting approach means the Fund will invest a greater percentage of its assets in smaller companies included in its Index than would a market-capitalization-weighted fund. This may increase the Fund’s volatility and decrease its liquidity relative to a comparable cap-weighted fund. Equal weighting also requires more frequent rebalancing to restore target weights, which may increase portfolio turnover, transaction costs, and taxable distributions. Between rebalances, the portfolio will drift toward a cap-weighted composition.

Growth Investing Risk (applicable to the Corgi U.S. Large Cap Growth ETF, and Corgi U.S. Small Cap Growth ETF). Growth stocks can be more volatile than other types of stocks. If the market does not value the growth characteristics of such company, the price of the company’s shares may decline or fail to appreciate as expected. Growth stocks typically trade at higher valuations relative to earnings or book value, which may make them more susceptible to significant price declines during periods of market stress or rising interest rates.

Low Volatility Investing Risk (applicable to the Corgi U.S. Low Volatility ETF). Securities in the Fund’s portfolio that exhibit low volatility characteristics may not remain low volatility securities in the future. Investing in low volatility securities may limit the Fund’s gains in rising markets, and the Fund may underperform funds that do not use a low volatility strategy during periods of strong market performance. The low volatility strategy may also concentrate the Fund in certain sectors or industries, which could increase the Fund’s exposure to sector-specific risks.

Momentum Investing Risk (applicable to the Corgi U.S. Momentum ETF). Momentum investing subjects the Fund to the risk that securities that have had above-average recent returns may not continue to experience above-average returns or may experience sharply negative returns. The momentum style of investing is subject to potentially rapid changes as trends reverse. Momentum strategies may also result in higher portfolio turnover and increased transaction costs. During periods of market reversals, momentum strategies may experience losses that are more severe than those of the broader market.

Multifactor Investing Risk (applicable to the Corgi U.S. Multifactor ETF). The Fund invests in securities based on multiple investment factors, including value, momentum, quality, low volatility, and size. There is no guarantee that the combination of factors used will result in outperformance versus other strategies. The factors may not work together as expected, and individual factors may detract from performance at different times. Factor definitions and the relative attractiveness of factor-based strategies may change over time, and the Fund’s factor exposures may not produce the intended results.

Quality Factor Investing Risk (applicable to the Corgi U.S. Quality ETF). Companies identified as having quality characteristics (such as high return on equity, stable earnings growth, and low financial leverage) may underperform the broader equity market. A company’s quality profile may change, and a company that appeared to have quality characteristics at the time of investment may subsequently experience deteriorating fundamentals. Quality-based strategies may also result in sector or industry concentrations that differ materially from the broader market.

Value Investing Risk (applicable to the Corgi U.S. Value ETF, and Corgi U.S. Small Cap Value ETF). Value securities are subject to the risk that their valuations never recover or that returns on value securities are less than returns on other styles of investing or the overall stock market. Value securities may remain undervalued for extended periods. The market may not recognize the value characteristics of a security for a long time, or a stock selected as undervalued may in fact be appropriately priced or overpriced.

Limited Shareholder Rights Risk (Applicable to all Funds). The Trust’s governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings of shareholders and permits removal of a Trustee only by the remaining Trustees. Shareholders do not have the right to elect or remove Trustees by vote except as required by law. The Trust’s Declaration of Trust provides that certain disputes must be resolved in a specific state court and contains a jury trial waiver. These provisions may discourage certain types of claims or limit shareholders’ ability to bring claims in a judicial forum they consider favorable. In addition, under the Declaration of Trust, the Board may take certain actions without a shareholder vote, including liquidating the Fund. These provisions, set forth in Article VI, Section 4 of the Declaration of Trust, do not apply to claims arising under the federal securities laws.

PORTFOLIO HOLDINGS INFORMATION

The Funds' complete portfolio holdings will be made available on the Funds' website at www.corgifunds.com on each business day, consistent with applicable SEC requirements (including Rule 6c-11). A full description of the Funds' policies and procedures regarding disclosure of portfolio holdings is provided in the Fund's Statement of Additional Information (the "SAI").

MANAGEMENT

Investment Adviser

 Corgi Strategies, LLC (the "Adviser"), located at 425 Bush St, Suite 500, San Francisco, CA 94104, is a Delaware limited liability company registered with the SEC as an investment adviser and serves as investment adviser to each Fund. The Adviser was founded in July 2025, and as of [ ] 2026, has $[ ] assets under management

The Adviser is responsible for overall portfolio management and administration of each Fund pursuant to an investment advisory agreement with Corgi ETF Trust I (the "Trust") (the "Advisory Agreement"). In addition to executing portfolio transactions, the Adviser may arrange for, and oversee, service providers performing transfer agency, custody, fund administration/accounting, distribution, and other services necessary for each Fund's operations.

For its services to each Fund, each Fund pays the Adviser a unitary management fee, calculated daily and paid monthly, from the Fund's average daily net assets. Under the Advisory Agreement, the Adviser pays substantially all of the Fund's expenses except for: the advisory fee itself; interest charges on borrowings; taxes; brokerage commissions and other expenses related to buying and selling portfolio investments; dividends and other expenses on securities sold short; acquired fund fees and expenses; any accrued deferred tax liability; distribution fees and expenses under any Rule 12b-1 plan; litigation and other extraordinary expenses; and any other expenses the Fund is responsible for under the Advisory Agreement (collectively, the "Excluded Expenses").

Additional information about portfolio transactions, brokerage selection, and research services is provided in the SAI under Brokerage Transactions.

Advisory Agreement

 A discussion of the basis for the Board's approval of the Advisory Agreement will appear in the Fund's Annual Report to shareholders for the period ended September 30, 2026, on Form N-CSR.

Portfolio Managers

The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, each a Portfolio Manager for the Adviser, each of whom has served as a portfolio manager of the Fund since 2026.

Additional information regarding the portfolio manager's compensation, other accounts managed, and ownership of Shares is provided in the Fund's SAI.

HOW TO BUY AND SELL SHARES

The Fund issues and redeems shares of the Fund ("Shares") only in large blocks called "Creation Units," at a Fund's net asset value ("NAV") next determined after an order is accepted. Only authorized participants ("APs"), who must be members or participants of a registered clearing agency and must have an executed participant agreement with a Fund's distributor and transfer agent, may transact in Creation Units directly with the Fund. Once created, Shares may be bought and sold in the secondary market in amounts less than a Creation Unit.

Most investors buy and sell shares in secondary-market transactions through brokers. Shares are expected to be listed for trading on [ ] (the "Exchange") and can be bought and sold throughout the trading day at market prices. Investors may pay customary brokerage commissions and, because secondary-market transactions occur at market prices, investors may pay more than NAV when buying Shares and receive less than NAV when selling Shares.

Book Entry

Shares are held only in book-entry form. The Depository Trust Company ("DTC") or its nominee is the record owner of all outstanding Shares. Beneficial ownership of Shares is shown on the records of DTC or its participants (e.g., brokers, banks, and other financial institutions). As a beneficial owner, you will not receive physical certificates and must rely on DTC and its participants to exercise rights associated with owning Shares, consistent with standard "street name" procedures.

Frequent Purchases and Redemptions of Shares

The Funds do not impose restrictions on the frequency of purchases and redemptions of Shares. Purchases and redemptions by APs are integral to the ETF arbitrage mechanism and help keep market prices of Shares close to NAV. The Board has considered the potential for frequent purchases and redemptions, particularly for cash, to increase portfolio transaction costs, tracking difference, and realized capital gains, and has approved policies to mitigate these effects, including fair-value pricing and the imposition of transaction fees on Creation Unit purchases and redemptions designed to cover a Fund's costs. Each Fund and the Adviser reserve the right to reject any purchase order at any time.

Determination of Net Asset Value

 Each Fund's NAV is calculated as of the close of regular trading on [ ] (normally 4:00 p.m. Eastern Time) on each day the Exchange is open for business. NAV is computed by dividing the Fund's net assets by the number of Shares outstanding.

In determining NAV, portfolio securities and other assets are generally valued at market value using quotations, last sale prices, or values supplied by a pricing service or market makers. When such information is unavailable or is deemed unreliable, the affected investments are valued at fair value pursuant to the Fund's valuation procedures.

Fair Value Pricing

The Board has designated the Adviser as each Fund's "valuation designee" under Rule 2a-5 of the 1940 Act, subject to the Board's oversight. The Adviser has adopted valuation policies and procedures to determine, in good faith, the fair value of investments for which market quotations are not readily available or are considered unreliable (for example, following a trading halt or when a primary pricing source fails to provide data). In making fair-value determinations, the Adviser may consider all reasonably available information deemed relevant, including issuer-specific data, market conditions, recent trading activity, and the circumstances that triggered the need for fair value. Because fair value determinations involve judgments, the prices assigned may differ from values realized upon sale.

Investments by Other Registered Investment Companies in the Fund

Investments by registered investment companies in a Fund are subject to the limits of Section 12(d)(1) of the 1940 Act and related rules. Other registered investment companies may invest in the Fund beyond the Section 12(d)(1) limits in accordance with applicable SEC rules (e.g., Rule 12d1-4) and conditions, which may include entering into a fund-of-funds investment agreement with the Fund.

Delivery of Shareholder Documents - "Householding"

Certain intermediaries may offer "householding," a method of delivery under which a single copy of shareholder documents is sent to investors sharing an address, even if accounts are registered in different names. If you wish to enroll in, or to change your householding election, please contact your broker-dealer or other financial intermediary.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

Dividends and Distributions

Each Fund generally declares and pays dividends from net investment income, if any, at least once a year. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis for a Fund. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve its status as a regulated investment company ("RIC") or to avoid imposition of income or excise taxes on undistributed income or realized gains. Each Fund will declare and pay income and capital gain distributions, if any, in cash. Cash distributions may be reinvested in additional whole Shares only if the broker through whom you hold Shares offers that option. Your broker is responsible for delivering any income and capital gain distributions to you.

Taxes

The following discussion summarizes certain U.S. federal income tax considerations that generally apply to investments in a Fund. Your situation may differ. You should consult your tax adviser regarding the tax consequences of investing in Shares, including the application of foreign, state, and local tax laws.

The Fund intends to qualify each year as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"). If a Fund satisfies minimum distribution requirements, a RIC is generally not subject to fund-level federal income tax on income and gains that are timely distributed to shareholders. If a Fund were to fail to qualify as a RIC or fail to meet the distribution requirements (and no relief were available), it could be subject to fund-level taxation, which would reduce income available for distribution.

Unless your Shares are held through a tax-exempt entity or tax-advantaged account (such as an IRA), you should consider potential tax consequences when a Fund makes distributions, when you sell Shares on the Exchange, and (for institutional investors only) when you purchase or redeem Creation Units.

This general discussion is based on the Code and applicable Treasury regulations in effect on the date of this Prospectus. New legislation, administrative guidance, or court decisions may materially change these conclusions and may apply retroactively.

Taxes on Distributions

For federal income tax purposes, distributions of a Fund's net investment income are generally taxable to shareholders as ordinary income or as qualified dividend income. Tax treatment of distributions of net capital gains (if any) depends on how long the Fund held the investments that generated such gains, not on how long you have held your Shares. Sales of assets held by the Fund for more than one year generally produce long-term capital gains or losses; sales of assets held for one year or less generally produce short-term capital gains or losses. Distributions that the Fund reports as capital gain dividends ("Capital Gain Dividends") are taxable to shareholders as long-term capital gains. Distributions of short-term capital gains are generally taxable to shareholders as ordinary income. Dividends and distributions are generally taxable to you whether received in cash or reinvested in additional Shares.

Distributions a Fund reports as "qualified dividend income" are generally taxed to non-corporate shareholders at the rates applicable to long-term capital gains, provided holding-period and other requirements are met. "Qualified dividend income" generally includes dividends from U.S. corporations and from certain qualified foreign corporations (including those incorporated in a U.S. possession, eligible for benefits under a comprehensive U.S. income tax treaty, or whose stock is readily tradable on an established U.S. market). Corporate shareholders may be eligible for a dividends-received deduction with respect to portions of dividends attributable to qualifying dividends the Fund receives from U.S. corporations, subject to applicable limitations.

Shortly after the close of each calendar year, you will receive information describing the character of distributions you received from the distributing Fund.

In addition to federal income tax, certain individuals, trusts, and estates are subject to a 3.8% Net Investment Income ("NII") tax. This tax is imposed on the lesser of: (i) net investment income (as reduced by properly allocable deductions) or (ii) the excess of modified adjusted gross income over specified thresholds ($250,000 for married filing jointly, $200,000 for single filers, and $125,000 for married filing separately). The Fund's distributions and any capital gains realized on a sale or redemption of Shares are generally included in net investment income for purposes of the NII tax.

In general, distributions are taxable to you in the year paid. However, certain distributions paid in January may be treated as paid on December 31 of the year prior. In general, distributions are taxable even if they are paid from income or gains earned by the Fund before you purchased Shares (and thus were reflected in the Shares' NAV at the time of purchase).

You may want to avoid purchasing Shares immediately before a dividend or other distribution, since the distribution will generally be taxable to you even if, in economic terms, it represents a return of part of your investment.

If you are neither a U.S. citizen nor a U.S. resident (or are a foreign entity), distributions (other than Capital Gain Dividends) will generally be subject to U.S. withholding tax at a 30% rate, unless a lower treaty rate applies. Under certain circumstances, a Fund may report all or a portion of a dividend as an "interest-related dividend" or a "short-term capital gain dividend," which would generally be exempt from this 30% withholding tax, provided other requirements are met.

The Foreign Account Tax Compliance Act ("FATCA") may require each Fund to withhold a 30% tax (generally not refundable) from distributions of net investment income made to: (A) certain foreign financial institutions that do not satisfy applicable FATCA reporting or due-diligence requirements (or that are not treated as compliant under an applicable intergovernmental agreement), and (B) certain non-financial foreign entities that do not provide required information regarding substantial U.S. owners. FATCA may also affect the Fund's returns on foreign investments or a shareholder's returns if Shares are held through a foreign intermediary. Consult your tax adviser regarding FATCA's application and any related certification, compliance, reporting, and withholding obligations.

Each Fund (or a financial intermediary, such as a broker, through which a shareholder holds Shares) is generally required to withhold and remit to the U.S. Treasury a portion of taxable distributions and sale or redemption proceeds if the shareholder fails to furnish a correct taxpayer identification number, has underreported certain interest or dividend income, or fails to certify that they are not subject to such withholding.

Taxes When Shares are Sold on the Exchange

Any capital gain or loss realized upon a sale of Shares generally is treated as long-term capital gain or loss if Shares have been held for more than one year, and as short-term capital gain or loss if Shares have been held for one year or less. However, a capital loss on Shares held six months or less is treated as long-term to the extent of Capital Gain Dividends received with respect to such Shares. Losses are disallowed to the extent you acquire (including through dividend reinvestment) substantially identical Shares within a 61-day period beginning 30 days before and ending 30 days after the sale.

Taxes on Purchases and Redemptions of Creation Units

An authorized participant ("AP") whose functional currency is the U.S. dollar and who exchanges securities for Creation Units generally recognizes gain or loss equal to the difference between (i) the value of the Creation Units at the time of the exchange and (ii) the AP's aggregate basis in the securities delivered plus any cash paid. An AP that exchanges Creation Units for securities will generally recognize gain or loss equal to the difference between (i) the AP's basis in the Creation Units and (ii) the aggregate U.S. dollar market value of the securities received plus any cash received. The IRS may assert that a loss realized upon an exchange of securities for Creation Units is not currently deductible (e.g., under the "wash sale" rules for an AP not marking to market, or on the theory that there was no significant change in economic position). APs should consult their own tax advisers about the application of wash sale rules and the timing of any loss deductions.

Any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares comprising the Creation Units were held for more than one year, and as short-term capital gain or loss if held for one year or less.

A Fund may include a payment of cash in addition to, or in place of, delivering a basket of securities when redeeming Creation Units. To raise cash for such redemptions, the Fund may sell portfolio securities, potentially recognizing investment income and/or capital gains or losses it might not have recognized if the redemption had been satisfied entirely in kind. As a result, including cash in redemption proceeds can reduce the Fund's tax efficiency.

The foregoing discussion summarizes some possible consequences under current federal tax law of investing in a Fund. It is not a substitute for personal tax advice. You may also be subject to foreign, state, and local taxes on Fund distributions and on sales of Shares. Consult your tax adviser regarding the tax consequences of investing in Shares under all applicable laws. For additional information, see "Federal Income Taxes" in the SAI.

DISTRIBUTION

[ ] (the "Distributor"), each Fund's distributor, is a broker-dealer registered with the SEC, serves as the Fund's distributor for Creation Units on an agency basis and does not make a secondary market in Shares. The Distributor does not set Fund policies or select the portfolio securities of the Fund. The Distributor's principal address is [ ].

The Board has adopted a Distribution (Rule 12b-1) Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, a Fund is authorized to pay up to 0.25% of its average daily net assets each year for distribution-related services in connection with the sale and distribution of its Shares.

The Funds do not currently pay Rule 12b-1 fees and there are no current plans to impose such fees. If Rule 12b-1 fees are charged in the future, because they are paid from Fund assets on an ongoing basis, these fees would increase the cost of your investment over time and may exceed certain other types of sales charges.

PREMIUM/DISCOUNT INFORMATION

When available, information about how often Shares traded on the Exchange at a price above (at a premium to) or below (at a discount to) the Fund's NAV will be provided on the Fund's website at www.corgifunds.com.

ADDITIONAL NOTICES

Shares are not sponsored, endorsed, or promoted by the Exchange. The Exchange is not responsible for, and has not participated in, the determination of the timing, prices, or quantities of Shares to be issued, nor in the determination or calculation of any equation by which to determine redeemability of Shares. The Exchange has no duty or liability to shareholders for the administration, marketing, or trading of the Shares.

Without limiting the foregoing, in no event shall the Exchange have any liability for lost profits or for indirect, punitive, special, or consequential damages, even if advised of the possibility of such damages.

The Adviser and the Fund make no representation or warranty, express or implied, to owners of Shares or to the public regarding the advisability of investing in securities generally or in the Fund specifically.

Derivative and Direct Action Limitations. The Trust’s Agreement and Declaration of Trust (the “Declaration of Trust”) sets forth a detailed process for shareholders to bring derivative or direct actions. Before bringing a derivative action, a demand by three unrelated shareholders must be made to the Trust’s Trustees. Upon receiving a demand, the Trustees have 90 days, extendable by an additional 60 days, to consider it. If a majority of the independent Trustees determine that pursuing the requested action is not in the best interests of the Fund, they must reject the demand, and the complaining shareholders may not proceed unless they can demonstrate that the Trustees’ decision was not a good-faith exercise of business judgment. In addition, shareholders owning Shares representing no less than a majority of the Fund’s outstanding Shares must join in bringing any derivative action. The Declaration of Trust provides that no shareholder may bring a direct action alleging injury as a shareholder of the Trust or any Fund where the matters alleged would, if true, give rise to a claim belonging to the Trust, unless the shareholder has suffered a harm distinct from that of other shareholders. These provisions, set forth in Article VI, Section 4 of the Declaration of Trust (paragraphs (b), (c), (d), (e), and (f)), do not apply to claims arising under the federal securities laws. Paragraph (c) provides that, except as otherwise provided by law, any action arising out of or relating to the Trust shall be brought exclusively in the Court of Chancery of the State of Delaware.

Exclusive Forum. The Declaration of Trust provides that shareholder actions against the Fund must be filed exclusively in state or federal courts located in Delaware. This forum provision does not apply to claims under the federal securities laws. Limiting actions to courts in Delaware may impose economic hardship on shareholders and may limit access to a forum some shareholders would otherwise prefer, which could discourage such actions.

Jury Trial Waiver. The Declaration of Trust provides that shareholders waive the right to a jury trial for claims arising out of or relating to the Declaration of Trust, the Trust, or the Shares. This jury trial waiver does not apply to claims arising under the federal securities laws.

Nothing in this section protects or indemnifies any person against liability to which they would otherwise be subject under the federal securities laws.

FINANCIAL HIGHLIGHTS

This section ordinarily presents Financial Highlights to help you understand each Fund's performance over its operating period. Because the Fund has not commenced operations as of the date of this Prospectus, no Financial Highlights are shown.

The Funds

Adviser

Corgi Strategies, LLC

425 Bush St, Suite 500

San Francisco, CA 94104

Distributor

[ ]

[ ]

[ ]

Independent Registered Public Accounting Firm

[ ]

[ ]

[ ]

Administrator, Fund Accountant, and Transfer Agent

[ ]

[ ]

[ ]

[ ]

Custodian

[ ]

[ ]

[ ]

Investors may find more information about the Fund in the following documents:

Statement of Additional Information:  The Fund’s SAI includes further details about the Fund’s investments and other information. A current SAI dated [       ], 2026, as supplemented from time to time, is on file with the SEC and is incorporated by reference into this Prospectus; it is legally part of this Prospectus.

Annual/Semi-Annual Reports:  Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. In the Fund’s first annual report after operations commence, you will find a discussion of market conditions and investment strategies that materially affected performance. Form N-CSR contains the Fund’s annual and semi-annual financial statements.

You can obtain free copies of these documents when available, request other information, or make general inquiries about the Fund by contacting: Information about the Fund, including its current Statement of Additional Information, shareholder reports, and other Fund information, is also available free of charge on the Fund's website at www.corgifunds.com.

Corgi ETF Trust I, c/o 425 Bush St, Suite 500, San Francisco, CA 94104 or by calling (855) 552-6744.

Shareholder reports and other information about the Fund are also available on the EDGAR database on the SEC’s website at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov.

•	Free of charge from the SEC’s EDGAR database on the SEC’s website at http://www.sec.gov; or

•	Free of charge from the Fund’s Internet website at corgifunds.com; or

•	For a fee, by e-mail request to publicinfo@sec.gov.

(SEC Investment Company Act File No. 811-24117)

PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION

SUBJECT TO COMPLETION

JUNE 30, 2026

THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

Corgi 500 ETF
Corgi U.S. Large Cap Growth ETF
Corgi U.S. Value ETF
Corgi U.S. Total Market ETF
Corgi U.S. Mid Cap ETF
Corgi U.S. Equal Weight ETF
Corgi U.S. 100 ETF
Corgi U.S. Small Cap ETF
Corgi U.S. Small Cap Growth ETF
Corgi U.S. Small Cap Value ETF
Corgi U.S. Multifactor ETF
Corgi U.S. Low Volatility ETF
Corgi U.S. Quality ETF
Corgi U.S. Momentum ETF
Corgi U.S. Dividend ETF
Corgi U.S. Dividend Growth ETF
Corgi U.S. Mid Cap Dividend ETF

(each, a "Fund" and collectively "the Funds")

each listed on [ ]

STATEMENT OF ADDITIONAL INFORMATION

 [__], 2026

This Statement of Additional Information ("SAI") is not a prospectus and should be read together with the Prospectuses for the Funds (each, a "Fund" and collectively, the "Funds"), each a series of Corgi ETF Trust I (the "Trust"), dated  [__], 2026, as they may be supplemented from time to time (each, a "Prospectus"). Unless noted otherwise, capitalized terms used in this SAI have the same meanings as in the applicable Prospectus. A copy of a Prospectus may be obtained without charge by email to contact@corgifunds.com, visiting www.corgifunds.com, or writing to the Trust, c/o 425 Bush St, Suite 500, San Francisco, CA 94104.

The Funds' audited financial statements for the most recent fiscal year, when available, will be incorporated into this SAI by reference to the Funds' most recent annual report on Form N-CSR. You can obtain a copy of the Certified Shareholder Report free of charge by contacting the Fund at the mailing address or email listed above.

                                                                                 TABLE OF CONTENTS

General Information about the Trust
Additional Information about Investment Objectives, Policies, and Related Risks
Description of Permitted Investments
Investment Restrictions
Exchange Listing and Trading
Management of the Trust
Principal Shareholders, Control Persons and Management Ownership
Codes of Ethics
Proxy Voting Policies
Investment Adviser
Portfolio Managers
The Distributor
Administrator
Transfer Agent and ETF Order Management
Custodian
Independent Registered Public Accounting Firm
Portfolio Holdings Disclosure Policies and Procedures
Description of Shares
Limitation of Trustees' Liability
Brokerage Transactions
Portfolio Turnover Rate
Book Entry Only System
Purchase and Redemption of Shares in Creation Units
Determination of NAV
Dividends and Distributions
Federal Income Taxes
Financial Statements

GENERAL INFORMATION ABOUT THE TRUST

The Trust is an open-end management investment company with multiple series, each an exchange-traded fund. This SAI relates to the Funds. The Trust is a Delaware statutory trust formed on July 15, 2025. The Trust is registered with the U.S. Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (together with the rules and regulations thereunder, the "1940 Act"), as an open-end management investment company, and the offering of shares of beneficial interest ("Shares") is registered under the Securities Act of 1933, as amended (the "Securities Act"). The Trust is governed by its Board of Trustees (the "Board"). Each Fund seeks to track the investment results of its respective underlying index, as described in the Prospectus. Corgi Strategies, LLC (the "Adviser") will serve as investment adviser to the Funds.

Each Fund offers and issues Shares at their net asset value ("NAV") only in aggregations of a specified number of Shares (each, a "Creation Unit"). A Fund generally issues and redeems Creation Units in exchange for a basket of securities ("Deposit Securities") together with a specified cash payment (the "Cash Component"). The Trust may permit or require the substitution of a cash amount ("Deposit Cash") in lieu of some or all Deposit Securities. Shares are expected to be listed on the Exchange and trade on the Exchange at market prices, which may differ from NAV. Shares are redeemable only in Creation Unit aggregations and, in general, in exchange for portfolio securities and a specified cash payment, or instead, entirely for cash. As a practical matter, mostly only institutions or large investors, known as "Authorized Participants" or "APs," purchase or redeem Creation Units. Except when aggregated in Creation Units, Shares are not individually redeemable.

Shares may be issued in advance of receipt of some or all Deposit Securities, subject to conditions set forth in the participant agreement among the AP, the distributor, and the transfer agent (the "Participant Agreement"), including a requirement to maintain with the Trust cash at least equal to a specified percentage of the value of any missing Deposit Securities. The Trust may impose a transaction fee on each creation or redemption. In all cases, such fees will be limited in accordance with SEC requirements applicable to management investment companies offering redeemable securities. As with other publicly traded securities, brokers' commissions on secondary-market transactions are negotiated with your broker at customary rates.

Each Fund's fiscal year ends September 30.

ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES, POLICIES, AND RELATED RISKS

The Funds' investment objectives and principal investment strategies are described in the Prospectuses under "Investment Objective" and "Principal Investment Strategies," respectively. The information below supplements, and should be read together with, the Prospectuses. For a description of certain permitted investments, see "Description of Permitted Investments" in this SAI.

With respect to the Funds' investments, unless otherwise noted, if a percentage limitation is satisfied at the time of investment or contract, a subsequent increase or decrease due to market movements or redemptions will not, by itself, result in a violation of that limitation.

Non-Diversification

Each Fund is classified as “non-diversified” under the 1940 Act. As a result, no Fund is limited by the 1940 Act with respect to the percentage of its assets that may be invested in the securities of any one issuer. Each Fund nevertheless intends to maintain the diversification required under Subchapter M of the Code and otherwise operate so as to qualify as a RIC for federal income tax purposes.

Each Fund intends to maintain the diversification required under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and otherwise operate so as to qualify as a regulated investment company (“RIC”).

General Risks

The value of a Fund's portfolio securities may fluctuate with changes in an issuer's or counterparty's financial condition, with issuer-specific or industry-specific developments, and with broader economic or political conditions. An investor in a Fund could lose money over short or long periods.

There is no assurance that a liquid market will exist for all securities held by a Fund. Market liquidity may depend on whether dealers are willing to make markets in particular securities. There can be no assurance that a market will be made or maintained, or that any such market will remain liquid. The price at which securities may be sold, and the value of Shares, can be adversely affected if trading markets for a Fund's portfolio securities are limited or absent, or if bid/ask spreads are wide.

Financial markets, domestic and foreign, have at times experienced unusually high volatility. Continuing events and market turbulence may adversely affect Fund performance.

ETF Risks. The Fund is an exchange-traded fund ("ETF") and is subject to risks associated with ETF structure and secondary-market trading. These include potential reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations described below.

• AP and Market Maker Dependence Risk. The Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or "AP"). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.

• Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of a Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.

• Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from a Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.

• Trading. Although Shares are listed for trading on [ ] (the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of a Fund's portfolio holdings may deteriorate.

Cyber Security Risk. Investment companies and their service providers face operational and information-security risks from cyber incidents. Cyber events include, among other things, data theft or corruption, denial-of-service attacks, unauthorized release of confidential information, and other breaches. Cyber incidents affecting a Fund or the Adviser, custodian, transfer agent, intermediaries, or other third-party service providers may, among other effects, disrupt the processing of shareholder transactions, impair a Fund's ability to calculate its NAV, cause the release of private shareholder or issuer information, impede trading, result in regulatory fines or financial losses, and damage reputation. A Fund may also incur additional costs for cybersecurity risk management. Similar risks affect issuers in which a Fund invests and could have material adverse consequences for such issuers, potentially reducing the value of the Fund's investments.

DESCRIPTION OF PERMITTED INVESTMENTS

The following describes the investments and techniques the Fund may use, and the related risks. The Fund will employ any investment or practice below only if it is consistent with the Fund's investment objective and permitted by the Fund's stated policies. Some items discussed in this SAI are not principal strategies, as disclosed in the Prospectus; while the Fund is permitted to use them, it is not required to do so.

Borrowing

Although the Funds do not expect to borrow, each may do so to the extent allowed by the 1940 Act. Under the 1940 Act, a Fund may borrow up to one-third (1/3) of its total assets. Any borrowing is expected to be for short-term or emergency purposes, not for investment, and would be repaid promptly. Borrowing magnifies the effect on NAV of changes in the market value of the Fund's holdings. Amounts borrowed bear interest (which may or may not be offset by earnings on purchased securities), and maintaining a credit facility may involve minimum balances, commitment fees, or other costs that increase the effective cost of borrowing.

Equity Securities

Equity securities (for example, common stock) are subject to stock-market risk and may fluctuate significantly as market conditions, investor sentiment, or an issuer's financial position change. Declines in the value of equity holdings may cause the Fund's Shares to fall in value.

An investment in the Fund entails the risks inherent in equity ownership, including the risk that issuer fundamentals deteriorate or that broad market conditions weaken, either of which can reduce the value of portfolio securities and, in turn, the value of Shares. Equity prices can be volatile as investor expectations shift with respect to government, economic, monetary, and fiscal policies; inflation and interest rates; business cycles; and global or regional political, economic, or banking stresses.

Types of Equity Securities:

Common Stocks - Common stock represents an ownership interest in an issuer, typically with voting rights and the potential to receive dividends. Unlike preferred stock, dividends on common stock are not fixed and are declared at the discretion of the issuer's board of directors.

Holders of common stock generally take on more risk than holders of preferred stock or debt because common shareholders stand behind creditors and preferred shareholders in the issuer's capital structure. Common stock has neither a stated principal amount nor a maturity date and remains subject to market fluctuations as long as it is outstanding.

Preferred Stocks - Preferred stock represents an ownership interest that typically has priority over common stock for dividends and liquidation proceeds, but is junior to the issuer's liabilities. Preferred stock generally has no voting rights. Varieties include adjustable-rate, fixed-dividend, perpetual, and sinking-fund preferred stock.

In general, market values of fixed-rate, non-convertible preferred stock move inversely with interest rates and with changes in perceived credit quality.

Rights and Warrants - Rights give existing shareholders the privilege to subscribe to a new issue of common stock, usually for a short period (often two to four weeks) at a discount to the public offering price; rights are typically transferable. Warrants are long-dated options, often issued with debt or preferred stock, that allow the holder to purchase common shares at a specified price; warrants are usually transferable and may trade on exchanges.

Rights and warrants may involve greater risk than direct investment in the underlying securities. They typically do not convey voting rights, dividends, or ownership in the issuer's assets; their values may not track the underlying securities; and they can expire worthless if not exercised by their expiration dates. Using rights or warrants can increase potential gains and losses compared to investing the same amount directly in the underlying stock.

When-Issued Securities - A when-issued security has defined terms and an active market but has not yet been issued. In such transactions the Fund relies on the counterparty to deliver. If delivery does not occur, the Fund may miss an opportunity to acquire the security at an attractive price or yield.

Purchasing when-issued securities exposes the Fund to ownership-like risks prior to settlement, including price and yield changes. By settlement, the market value may be higher or lower than the agreed purchase price, and prevailing yields may differ from those available when the trade was executed. Because payment is deferred until delivery, these risks are in addition to the risks of the Fund's other investments.

SEC Rule 18f-4 under the 1940 Act (the "Derivatives Rule") permits investments on a when-issued, forward-settling, or non-standard settlement basis notwithstanding Section 18's senior-security restrictions, provided the Fund intends to physically settle and settlement will occur within 35 days of the trade date (the "Delayed-Settlement Securities" provision). Transactions that do not meet that provision are treated as derivatives under Rule 18f-4.

Short Sales

A Fund may engage in short sales of securities it does not own (and, in some cases, short sales against-the-box, i.e., short sales of stocks it does own). In a short sale, the Fund borrows the security, sells it, and later seeks to purchase the same security to return to the lender. Short sales involve the risk that the borrowed security increases in price before the position is closed, which would result in a loss. The Fund can also be required to close a short position earlier than desired (for example, if the lender recalls the security or borrowing costs rise), which may cause a loss. Because the price of the borrowed security may increase indefinitely, such losses are theoretically uncapped.

Short sales require the Fund to pledge liquid assets and to post margin with the broker. While the short position is open, the Fund generally will pay borrowing fees and any amounts equal to dividends or interest that accrue on the borrowed security. These amounts reduce the return on the position and can create a negative cost of carry. Any payments in lieu of dividends on short positions generally are not qualified dividend income.

For purposes of Rule 18f-4 under the 1940 Act, short sales are treated as derivatives transactions and are subject to the Fund's derivatives risk management program and value-at-risk limits. Short sales also involve counterparty, liquidity, and operational risks, including the risk of buy-in if the broker cannot continue to borrow the security.

Concentration Risk. To the extent a Fund’s underlying Index concentrates in the securities of issuers in a particular industry or group of industries, the Fund will concentrate its investments (i.e., hold 25% or more of total assets) to approximately the same extent. As a result, adverse developments affecting a concentrated industry or sector (including changes in regulation, commodity prices, competitive dynamics, or issuer fundamentals) may have a disproportionately negative effect on the Fund’s performance compared with a more diversified portfolio.

Dividend Growth Risk. Companies with a history of growing dividends may not continue that growth pattern. Changes in a company’s financial condition, earnings, cash flow, or payout policy may result in reduced or eliminated dividend payments. Dividend growth strategies may also lead to sector concentration, and periods of economic contraction or rising interest rates may disproportionately affect companies that have historically grown their dividends.

Dividend-Paying Stock Risk. There is no guarantee that the companies in which a Fund invests will declare dividends in the future or that dividends, if declared, will remain at current levels or increase over time. Dividend-paying stocks may underperform non-dividend-paying stocks and the market as a whole over certain periods. Issuers may reduce or eliminate dividends due to changes in financial condition, regulatory requirements, or capital allocation priorities. High-dividend-yielding stocks may also exhibit greater price sensitivity to rising interest rates.

Equal Weight Risk. The Fund’s equal weighting approach means the Fund will invest a greater percentage of its assets in smaller companies included in its Index than would a market-capitalization-weighted fund. This may increase the Fund’s volatility and decrease its liquidity relative to a comparable cap-weighted fund. Equal weighting also requires more frequent rebalancing to restore target weights, which may increase portfolio turnover, transaction costs, and taxable distributions. Between rebalances, the portfolio will drift toward a cap-weighted composition.

Equity Market Risk. Each Fund’s investments are subject to changes in overall economic conditions, broad market movements, and the risks inherent in investing in securities markets. Markets may be volatile, and investment prices may fluctuate significantly due to various factors, including, but not limited to, economic expansion or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and overall market liquidity. Each Fund also faces the risk that geopolitical developments may disrupt securities markets and negatively affect global economies and markets. Local, regional, or global events (such as war, terrorism, the spread of infectious disease or other public health concerns, or similar events) could materially affect each Fund and its investments. Government actions, including trade policy, fiscal and monetary interventions, or regulatory changes, may also have unpredictable effects on markets and individual securities.

Growth Investing Risk. Growth stocks can be more volatile than other types of stocks. If the market does not value the growth characteristics of such company, the price of the company’s shares may decline or fail to appreciate as expected. Growth stocks typically trade at higher valuations relative to earnings or book value, which may make them more susceptible to significant price declines during periods of market stress or rising interest rates.

Index-Related Risk. Each Fund seeks to track the performance of an index (each, an "Index"), and therefore is subject to risks associated with index construction, maintenance, and use. Indexes may rely on unaffiliated calculation agents and multiple data vendors. In addition, unusual market conditions or unforeseen circumstances may cause an Index Provider to postpone a scheduled rebalance or reconstitution, which could cause the Index to vary from its normal or expected composition. The following sub-risks describe specific aspects of Index-related risk:

Index Calculation & Methodology Risk. The Index may be calculated incorrectly or the methodology may be misapplied due to errors, delays, or omissions in data, corporate action processing, or the application of Index rules. Such issues may cause unintended inclusions or exclusions, inaccurate weights, or delayed implementation of Index changes and, until corrected, may cause the Fund to deviate from its intended exposures and from the Index’s published values. These risks may increase transaction costs and contribute to tracking difference.

Unaffiliated Index Provider Risk. The Index is owned and maintained by an unaffiliated third party (the "Index Provider"). The Adviser has no control over the Index methodology or the Index Provider’s determinations, including how the methodology is interpreted or applied to corporate actions, data questions, or constituent eligibility. Decisions, changes, or failures by the Index Provider may adversely affect the Index and, in turn, the Fund. The Index Provider may also modify its methodology at any time without prior notice to the Fund.

Third-Party Data Risk. The Index relies on third-party data (e.g., prices, amounts outstanding/issue size (and, where applicable, float-adjusted amounts outstanding), classifications, and corporate actions) and may be calculated by an unaffiliated index calculation agent based on rules owned and set by the Index Provider. Errors, delays, or misapplications by data vendors, the Index Provider, or the index calculation agent may cause incorrect constituents/weights or delayed changes, which could cause the Fund to deviate from the Index and its published values. If required data licenses are unavailable or revoked, or fees materially increase, Index calculation or dissemination may be interrupted or terminated on short notice. Neither the Fund nor the Adviser can guarantee the continued availability or accuracy of third-party data.

Large-Capitalization Companies Risk. Large-capitalization companies may be less able than smaller-capitalization companies to adapt to changing market conditions and competitive challenges. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller-capitalization companies. The performance of large-capitalization companies could trail the overall performance of the broader securities markets. Returns on large-capitalization stocks may also lag returns on smaller-capitalization stocks during certain economic cycles or market environments.

Limited Shareholder Rights Risk. The Trust’s governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings of shareholders and permits removal of a Trustee only by the remaining Trustees. Shareholders do not have the right to elect or remove Trustees by vote except as required by law. The Trust’s Declaration of Trust provides that certain disputes must be resolved in a specific state court and contains a jury trial waiver. These provisions may discourage certain types of claims or limit shareholders’ ability to bring claims in a judicial forum they consider favorable. In addition, under the Declaration of Trust, the Board may take certain actions without a shareholder vote, including liquidating the Fund. These provisions, set forth in Article VI, Section 4 of the Declaration of Trust, do not apply to claims arising under the federal securities laws.

Liquidity Risk. Certain equity investments may become less liquid, particularly during periods of market stress, reduced dealer balance sheet capacity, or heightened volatility. Reduced liquidity may make it more difficult or costly for a Fund to buy or sell securities at desired times or prices, may increase bid-ask spreads, and may contribute to valuation differences and tracking difference. An investment may be considered illiquid if the Fund reasonably expects it cannot be sold or disposed of in current market conditions within seven calendar days or less without significantly changing its market value.

Low Volatility Investing Risk. Securities in the Fund’s portfolio that exhibit low volatility characteristics may not remain low volatility securities in the future. Investing in low volatility securities may limit the Fund’s gains in rising markets, and the Fund may underperform funds that do not use a low volatility strategy during periods of strong market performance. The low volatility strategy may also concentrate the Fund in certain sectors or industries, which could increase the Fund’s exposure to sector-specific risks.

Mid-Capitalization Companies Risk. Mid-capitalization companies may be subject to greater risk of loss and price volatility than large-capitalization companies. Securities of mid-capitalization companies may be more volatile and less liquid than those of larger companies. Mid-capitalization companies may have less experienced management, narrower product lines, and more limited financial resources. As a result, they may be more susceptible to adverse business or economic developments than larger, more established companies.

Momentum Investing Risk. Momentum investing subjects the Fund to the risk that securities that have had above-average recent returns may not continue to experience above-average returns or may experience sharply negative returns. The momentum style of investing is subject to potentially rapid changes as trends reverse. Momentum strategies may also result in higher portfolio turnover and increased transaction costs. During periods of market reversals, momentum strategies may experience losses that are more severe than those of the broader market.

Multifactor Investing Risk. The Fund invests in securities based on multiple investment factors, including value, momentum, quality, low volatility, and size. There is no guarantee that the combination of factors used will result in outperformance versus other strategies. The factors may not work together as expected, and individual factors may detract from performance at different times. Factor definitions and the relative attractiveness of factor-based strategies may change over time, and the Fund’s factor exposures may not produce the intended results.

New Adviser Risk. The Adviser is a recently registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing a Fund's investment approach or in achieving a Fund's intended investment objective.

New Fund Risk. Each Fund is newly organized and has limited or no operating history. It may take time for a Fund to attract assets, develop secondary-market liquidity, and achieve efficient index tracking. During this period, a Fund may experience wider bid-ask spreads, more pronounced premiums or discounts to NAV, and higher tracking difference than more seasoned funds.

Non-Diversification Risk. Each Fund is classified as a "non-diversified" investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). When a Fund is non-diversified, it may invest a relatively high percentage of assets in a limited number of issuers, and a decline in the value of any such issuer’s securities may have a greater impact on the Fund’s value.

Operational and Cybersecurity Risk. Each Fund and its service providers rely on complex processes and technology, including for trading, valuation, index data, shareholder recordkeeping, and the creation/redemption process. Human error, processing or communication failures, cyber incidents, or disruptions at third-party providers (including the Index Provider, pricing services, custodians, and intermediaries) could impair operations, cause financial loss, delay NAV calculation, or hinder a Fund’s ability to achieve its objective.

Passive Strategy Risk. Each Fund seeks to track its Index and generally does not take defensive positions in response to market conditions. As a result, a Fund’s performance may be negatively affected by declines in its Index, and the Fund generally will not attempt to mitigate such declines. A passive approach may also limit a Fund’s ability to adjust holdings when an Index is concentrated or when market conditions impair liquidity.

Portfolio Turnover Risk. A Fund may experience higher portfolio turnover than other index funds due to the nature of its Index’s rebalancing methodology. A Fund may buy and sell securities when its Index is rebalanced or reconstituted, when cash flows occur, and as a result of the ETF creation/redemption process. Higher turnover can increase transaction costs and may reduce returns. In taxable accounts, increased turnover may also contribute to higher levels of taxable distributions.

Quality Factor Investing Risk. Companies identified as having quality characteristics (such as high return on equity, stable earnings growth, and low financial leverage) may underperform the broader equity market. A company’s quality profile may change, and a company that appeared to have quality characteristics at the time of investment may subsequently experience deteriorating fundamentals. Quality-based strategies may also result in sector or industry concentrations that differ materially from the broader market.

Small-Capitalization Companies Risk. Small-capitalization companies may be more vulnerable to adverse business or economic developments, and their securities may be more volatile and less liquid than those of larger companies. Small-capitalization stocks may trade less frequently, making them harder to sell at an acceptable price. Small-capitalization companies may have less experienced management, narrower product lines, and more limited financial resources, which may make them more susceptible to financial failure.

Tracking Difference and Tracking Error Risk. A Fund’s results may differ from those of its Index for a variety of reasons, including Fund expenses, transaction costs, sampling, timing differences, cash holdings, valuation differences (including fair-value pricing), the ETF creation/redemption process, and corporate actions and tax considerations. The Fund may not be fully invested in Index constituents at all times and may hold securities not included in the Index. Tracking difference and tracking error may be higher during volatile markets, when equity liquidity is reduced, or when Index changes are difficult or costly to implement. There is no guarantee that a Fund will achieve a high degree of correlation to its Index.

Valuation Risk. Certain portfolio holdings, and potentially a significant portion of a Fund’s portfolio, may be valued using factors other than market quotations. This may occur more frequently during periods of market stress or reduced liquidity. When market quotations are not readily available or are deemed unreliable, a portfolio holding may be valued using evaluated prices, pricing models, dealer quotations, or fair-value methodologies. The value assigned to a holding at a given time may differ from the value that would result if a different methodology were used or from the price realized upon sale. Portfolio holdings valued using methods other than market quotations, including "fair-valued" securities, may experience greater day-to-day fluctuations in value than if market quotations were available. Valuation differences can contribute to NAV volatility, premiums or discounts, and tracking difference.

Value Investing Risk. Value securities are subject to the risk that their valuations never recover or that returns on value securities are less than returns on other styles of investing or the overall stock market. Value securities may remain undervalued for extended periods. The market may not recognize the value characteristics of a security for a long time, or a stock selected as undervalued may in fact be appropriately priced or overpriced.

Illiquid Investments and Restricted Securities

Under Rule 22e-4, a Fund may not acquire any illiquid investment if, immediately after purchase, more than 15% of its net assets would be invested in illiquid investments. An "illiquid investment" is one a Fund reasonably expects it cannot sell or dispose of, under current market conditions, within seven calendar days without materially affecting the investment's market value. Each Fund maintains a liquidity risk management program and procedures to identify illiquid investments pursuant to Rule 22e-4. The 15% limit is observed on an ongoing basis. If a Fund's holdings of illiquid investments exceed 15% of net assets because of market activity, liquidity changes, or other factors, the Fund will report the occurrence to the Board and will make determinations and take steps, consistent with Rule 22e-4 and Board-approved procedures, to reduce illiquid investments to or below 15% of net assets within a reasonable period.

Each Fund may purchase restricted securities that may be resold to institutional investors and that, under a Fund's liquidity program, may be determined not to be illiquid. Many such securities trade in the institutional market under Rule 144A of the Securities Act and are referred to as Rule 144A securities.

Illiquid investments generally involve more risk than comparable, readily marketable securities. They may trade at a discount, may be harder to sell at a fair price or in a timely manner, and may prevent a Fund from taking advantage of market opportunities. Risks are most acute when a Fund needs cash (for example, during periods of net redemptions), potentially necessitating borrowing or sales at unfavorable prices.

Illiquid investments are often privately placed and may not be listed or traded on established markets. They may not be freely transferable under applicable law or due to contractual resale restrictions. If privately placed securities can only be sold through private negotiations, the realized price may be below a Fund's purchase price or below fair value. Issuers that are not public may be subject to less stringent disclosure and investor-protection requirements. If registration is required before resale, a Fund may bear those costs. Private placements may involve smaller, less seasoned issuers with limited product lines, markets, financial resources, or management depth, and a Fund may receive material non-public information that can restrict trading.

Investment Company Securities

The Funds may invest in other investment companies, including money market funds and ETFs, subject to Section 12(d)(1) of the 1940 Act and related rules. Investing through another pooled vehicle exposes the Funds to that vehicle's risks. Fund shareholders will indirectly bear their proportionate share of the acquired fund's fees and expenses (including advisory fees), in addition to fees and expenses the Funds bear directly.

Under Section 12(d)(1), immediately after purchase a Fund may not: (1) own more than 3% of the acquired company's outstanding voting stock; (2) invest in the acquired company's securities with an aggregate value exceeding 5% of the Fund's total assets; or (3) invest in the securities of the acquired company and all other investment companies in excess of 10% of the Fund's total assets. To the extent permitted by law or regulation, a Fund may invest in money market funds beyond these limits.

Registered funds may invest in other investment companies beyond Section 12(d)(1) limits if certain conditions are met. A Fund may rely on Rule 12d1-4, which provides an exemption allowing investments in other registered funds, including ETFs, subject to conditions (for example, a Fund and its advisory group may not control, individually or in the aggregate, an acquired fund, generally meaning ownership of no 25% or more of the voting securities of a registered open-end fund).

A Fund may also rely on Section 12(d)(1)(F) and Rule 12d1-3, which provide an exemption permitting investment in other registered funds (including ETFs) if, among other conditions: (1) the Fund, together with its affiliates, acquires no more than 3% of the outstanding voting stock of any acquired fund; and (2) sales loads on Shares do not exceed FINRA Rule 2830 limits.

A Fund may invest in exchange-traded funds for cash management, cash equitization, during portfolio transitions, or to facilitate investment operations. Such use may increase costs relative to holding investments directly.

Money Market Funds

The Funds may invest in underlying money market funds that seek to maintain a stable $1 NAV ("stable NAV" funds) or whose share prices fluctuate ("variable NAV" funds). Investments in stable NAV funds can still lose value. Variable NAV funds can be worth more or less than a Fund paid when sold. Neither type is designed to provide capital appreciation. Money market funds may impose liquidity fees or temporarily suspend redemptions if liquidity falls below required thresholds. Shares of money market funds are not insured or guaranteed by the U.S. government or any government agency, and there is no assurance that a money market fund will maintain a stable price.

Other Short-Term Instruments

For liquidity or other purposes, the Funds may hold short-term instruments on an ongoing basis, including but not limited to: (1) shares of money market funds; (2) obligations of the U.S. government, its agencies, or instrumentalities (including government-sponsored enterprises); (3) negotiable certificates of deposit ("CDs"), bankers' acceptances, fixed time deposits, and other obligations of U.S. and non-U.S. banks (including foreign branches) and any similar institutions; (4) commercial paper rated Prime-1 by Moody's Investors Service or A-1 by S&P Global Ratings, or of comparable quality if unrated as determined by the Adviser; (5) non-convertible corporate debt with remaining maturities of 397 days or less that meets Rule 2a-7 rating criteria; and (6) short-term, U.S. dollar-denominated obligations of non-U.S. banks (including their U.S. branches) that, in the Adviser's opinion, are of comparable quality to eligible U.S. bank obligations. Such instruments may be purchased on a current or forward-settled basis. Time deposits are non-negotiable bank deposits for a stated period and rate. Bankers' acceptances are time drafts drawn on banks, typically in international trade.

Forward-settling short-term instruments that do not settle within 35 days, or that otherwise use a non-standard settlement cycle, may be treated as derivatives under Rule 18f-4.

Securities Lending

The Funds do not currently intend to engage in securities lending as a principal investment strategy. However, if approved by the Board in the future, a Fund may lend portfolio securities as described below. If approved by the Board, a Fund may lend portfolio securities to qualified borrowers. Borrowers must provide collateral at least equal to the current value of the loaned securities and maintain such collateral while the loan is outstanding. The Fund may recall a securities loan at any time and recall the securities. The Fund will receive the value of any interest or cash/non-cash distributions on loaned securities; substitute payments in lieu of dividends generally do not qualify as qualified dividend income.

For cash-collateralized loans, the borrower typically receives a fee based on the cash collateral; the Fund seeks to earn more on reinvested cash collateral than it pays to the borrower. For non-cash collateral, the borrower pays the Fund a fee based on the value of securities on loan. Cash collateral may be reinvested in short-term instruments, either directly or through joint accounts or money market funds, which may be managed by the Adviser.

The Fund may share a portion of lending income with borrowers as described above and with one or more lending agents approved by the Board. Lending agents administer the program under Board-approved guidelines, including delivering and recalling securities, obtaining and maintaining collateral, monitoring collateral and loan values daily, requesting collateral adjustments, and providing recordkeeping and accounting.

While securities are on loan, the Fund generally does not have the right to vote those securities. The Fund may recall securities on loan in order to vote if the Adviser determines that a particular vote is expected to have a material effect on the Fund and that recalling the securities is in the best interests of shareholders.

Securities lending involves risks, including operational risk (settlement or accounting issues), "gap" risk (a mismatch between returns on collateral reinvestment and fees owed to the borrower), and credit, legal, counterparty, and market risks. If a borrower fails to return securities, the Fund could incur a loss if collateral liquidation proceeds do not at least equal the value of the loaned securities plus costs to purchase replacements.

Tax Risks

You should consider the tax treatment of an investment in Shares. The tax information in the Prospectus and this SAI is general in nature. Consult your tax adviser about the federal, state, local, and non-U.S. tax consequences of investing in Shares.

Unless Shares are held through a tax-deferred or other tax-advantaged account (such as an individual retirement account), you should consider potential tax consequences when the Fund makes distributions or when you sell Shares.

Use of derivatives and short-term instruments may affect the timing, amount, and character of the Fund's income and gains. Certain derivatives may be subject to special tax rules (including, without limitation, the mark-to-market rules for section 1256 contracts, the straddle rules, and wash sale rules). These rules can cause income to be recognized without a corresponding receipt of cash, can accelerate or defer recognition of income or loss, and can convert long-term capital gains into short-term capital gains. The Fund intends to monitor its investments and to structure its activities to qualify each taxable year as a regulated investment company under Subchapter M of the Internal Revenue Code.

Temporary Defensive Strategies

Under normal market conditions, the Funds seek to remain fully invested in accordance with their respective principal strategies. In adverse market, economic, political, or other conditions, a Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, such as U.S. government obligations, investment-grade debt, and other money market instruments. Taking a defensive position may prevent the Fund from achieving its investment objective. During any such defensive period, the Fund may hold a substantial portion of its assets in cash or cash equivalents.

INVESTMENT RESTRICTIONS

The Trust has adopted the following investment restrictions as fundamental policies with respect to each Fund. These restrictions cannot be changed for a Fund without the approval of the holders of a majority of the Fund's outstanding voting securities. For purposes of the 1940 Act, a "majority of the outstanding voting securities" means the lesser of: (1) 67% or more of the voting securities present (if holders of more than 50% of the outstanding voting securities are present or represented by proxy); or (2) more than 50% of the outstanding voting securities of the Fund.

Except with the approval of a majority of the outstanding voting securities, a Fund may not:

•          Borrow money or issue senior securities, as that term is defined in the 1940 Act, except as permitted by Section 18 of the 1940 Act. Under Section 18, a Fund may borrow money from banks provided the Fund maintains at least 300% asset coverage (i.e., borrowings do not exceed one-third of total assets, including the borrowed amount). Certain transactions that may technically constitute senior securities, including derivative instruments (e.g., futures, options, and swaps), reverse repurchase agreements, short sales, and when-issued or delayed-delivery purchases, are permitted to the extent the Fund complies with applicable SEC rules and guidance, including Rule 18f-4 under the 1940 Act (governing the use of derivatives).

•          Make loans, except that a Fund may (i) lend portfolio securities in accordance with its investment policies and applicable SEC guidance; (ii) enter into repurchase agreements; and (iii) acquire debt instruments, loan participations, and similar obligations in the ordinary course of pursuing its investment objective, in each case to the extent permitted under the 1940 Act.

•          Purchase or sell real estate, except when obtained through ownership of securities or other instruments and only to the extent allowed by the 1940 Act. This does not prevent the Fund from investing in securities or other instruments backed by real estate, real estate investment trusts ("REITs"), or securities of companies engaged in the real estate business.

•          Purchase or sell commodities, except when exposure arises incidentally through other instruments and only as permitted by the 1940 Act. This does not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities.

•          Underwrite securities issued by other persons, except to the extent that, in connection with the disposition of portfolio securities, a Fund may be deemed to be an underwriter as that term is defined in Section 2(a)(11) of the Securities Act of 1933. A Fund does not act as an underwriter in the traditional sense. However, when a Fund sells restricted securities or participates in a public offering of securities it holds, it may technically be considered an underwriter under the Securities Act. The Fund may also be deemed an underwriter when acquiring securities directly from an issuer for investment purposes.

•          Concentrate its investments (that is, invest 25% or more of total assets) in any one industry or group of related industries, except that each Fund will concentrate (i.e., invest 25% or more of its total assets) to approximately the same extent that its underlying Index concentrates in the securities of a particular industry or group of industries. Each Fund's industry-specific concentration commitment is as follows:

•          Corgi 500 ETF: concentration follows the underlying Index.

•          Corgi U.S. Large Cap Growth ETF: concentration follows the underlying Index.

•          Corgi U.S. Value ETF: concentration follows the underlying Index.

•          Corgi U.S. Total Market ETF: concentration follows the underlying Index.

•          Corgi U.S. Mid Cap ETF: concentration follows the underlying Index.

•          Corgi U.S. Equal Weight ETF: concentration follows the underlying Index.

•          Corgi U.S. 100 ETF: concentration follows the underlying Index.

•          Corgi U.S. Small Cap ETF: concentration follows the underlying Index.

•          Corgi U.S. Small Cap Growth ETF: concentration follows the underlying Index.

•          Corgi U.S. Small Cap Value ETF: concentration follows the underlying Index.

•          Corgi U.S. Multifactor ETF: concentration follows the underlying Index.

•          Corgi U.S. Low Volatility ETF: concentration follows the underlying Index.

•          Corgi U.S. Quality ETF: concentration follows the underlying Index.

•          Corgi U.S. Momentum ETF: concentration follows the underlying Index.

•          Corgi U.S. Dividend ETF: concentration follows the underlying Index.

•          Corgi U.S. Dividend Growth ETF: concentration follows the underlying Index.

•          Corgi U.S. Mid Cap Dividend ETF: concentration follows the underlying Index.

In determining compliance with its concentration policy, the Fund will "look through" to the holdings of any investment company that discloses its portfolio daily. If an acquired fund does not publish holdings daily but states that it concentrates, or otherwise discloses concentration in a particular industry or group of industries, the Fund will treat it as concentrated accordingly. Additionally, in determining compliance with the fundamental investment concentration policy, the Fund will look through to the ultimate user or use of proceeds of private-activity municipal bonds to assign their industry.

For purposes of applying the concentration policy, the Fund may classify issuers by industry using any reasonable industry classification system, including SIC, NAICS, GICS, ICB. Classifications and the levels at which concentration is measured may differ from those used by other future series of the Trust.

Non-Fundamental Investment Restrictions. Each Fund has adopted the following non-fundamental investment policies, which may be changed by the Board of Trustees without shareholder approval upon 60 days’ prior written notice to shareholders of the applicable Fund:

80% Investment Policy. Each Fund has adopted a non-fundamental investment policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes under the Investment Company Act of 1940, as amended (the ‘1940 Act’)), in the types of investments suggested by the Fund’s name. Each Fund considers the investments suggested by its name to be the securities that comprise its Index.

EXCHANGE LISTING AND TRADING

Shares are listed for trading and trade throughout the day on the Exchange.

The Exchange may halt trading in the Shares for reasons that, in the judgment of the Exchange, make trading inadvisable, including without limitation extraordinary market volatility; trading halts in securities, instruments, or financial indexes underlying the Fund's portfolio; or the unavailability of key information such as an intraday indicative value.

There can be no assurance that the Fund will continue to meet the Exchange's requirements necessary to maintain the listing of Shares. The Exchange may, but is not required to, remove from listing under any of the following circumstances: (1) the Exchange becomes aware that the Fund is no longer eligible to operate in reliance on Rule 6c-11 under the 1940 Act; (2) the Fund no longer complies with the Exchange's requirements for Shares; or (3) such other event or condition exists that, in the opinion of the Exchange, makes continued listing imprudent. The Exchange will also delist the Shares upon the Fund's termination.

The Trust reserves the right to adjust the price levels of Shares in the future to help maintain convenient trading ranges for investors. Any such changes would be implemented via stock splits or reverse stock splits.

MANAGEMENT OF THE TRUST

Board Responsibilities. The Board oversees the management and operations of the Trust. As with other mutual funds and ETFs, the day-to-day management and operations of the Trust are carried out by service providers to the Trust, including the Adviser, the Distributor, the Administrator, the Custodian, and the Transfer Agent, each of which is discussed elsewhere in this SAI. The Board has appointed certain senior personnel of the Administrator as officers of the Trust, with responsibility to monitor the Trust's operations and report to the Board. In carrying out its oversight, the Board receives regular reports from these officers and from the Trust's service providers. For example, the Treasurer reports on financial reporting matters and the President reports on operational matters. In addition, the Adviser provides regular reports regarding the investment strategy and performance of the Fund. The Board has appointed a Chief Compliance Officer who administers the Trust's compliance program and reports regularly to the Board on compliance matters. These reports are provided as part of formal Board meetings, typically held quarterly and often in person, during which the Board reviews recent operations. Between formal meetings, members of the Board may also meet with management in less formal settings to discuss Trust matters. The role of the Board, and of each Trustee, is one of oversight rather than day-to-day management; this oversight role does not make the Board a guarantor of the Trust's investments, operations, or activities.

As part of its oversight function, the Board receives and reviews a variety of different risk management reports and discusses risk matters with appropriate management and other personnel. Because risk management encompasses many elements (for example, investment risk, issuer and counterparty risk, compliance risk, operational and business continuity risks), oversight of different categories of risk is handled in different ways. The Board meets regularly with the Chief Compliance Officer to discuss compliance and operational risks, and the Audit Committee meets with the Trust's independent registered public accounting firm regarding, among other things, the internal control structure of the Trust's financial reporting function.

The full Board also receives reports from the Adviser regarding the Fund's investment risks. From time to time, the Board receives additional reports from the Administrator and the Adviser regarding enterprise risk management.

The Board recognizes that not all risks that may affect the Fund can be identified or quantified; that it may not be practical or cost-effective to eliminate or mitigate certain risks; that certain risks (such as investment risk) may be necessary to achieve the Fund's goals; and that the processes and controls used to address risks have inherent limitations. Moreover, the risk reports provided to the Board are typically summaries. Most of the Fund's investment management and business affairs are conducted by or through the Adviser and other service providers, each operating under its own risk management policies and practices, which may differ from those of the Trust or from one another in priorities, resources, and control effectiveness. For these and other reasons, the Board's ability to monitor and manage risk, as a practical matter, has limitations.

Members of the Board.

The Board is composed of five members, three of whom are not "interested persons" of the Trust, as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act") (the "Independent Trustees"). Nicolas S. Laqua serves as Chair of the Board and is an interested person of the Trust. The Board includes a majority (60%) of Independent Trustees.

The Board believes its current leadership structure is appropriate for the Trust. A Lead Independent Trustee acts as the primary liaison between the Independent Trustees and management; Conor M. Murray currently serves as Lead Independent Trustee. The Board further believes this structure supports effective oversight and facilitates the efficient flow of information from Fund management to the Independent Trustees.

Additional information about each Trustee appears below. Unless otherwise noted, the address of each Trustee is c/o Corgi ETF Trust I, 425 Bush St, Suite 500, San Francisco, CA 94104.

Name and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served(1)	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Principal Occupation(s) During Past 5 Years
Independent Trustees(3)

Conor M. Murray (Born: 1983)	Lead Independent Trustee	Indefinite term; since 2025	[ ]	Co-founder and Chief Executive Officer, OpenInvest (a J.P. Morgan company) (2015 to present).

Bryant C. Lee (Born: 1984)	Trustee	Indefinite term; since 2025	[ ]

Chief Executive Officer and Co-founder, Vaero (Nov. 2022 to present); Co-founder and Strategic Advisor, Cognition IP (Sep. 2020 to Oct. 2022); Chief Executive Officer, Cognition IP (Jan. 2018 to Aug. 2020).

Jennifer X. Benson (Born: 1998)	Trustee	Indefinite term; since 2025	[ ]	Partner, Leonis Capital (2022 to present); Researcher, OpenAI (2021 to 2022); Researcher, Epoch AI (2021); Research Fellow, Future of Humanity Institute, University of Oxford (2020).

Interested Trustees(4)

Nicolas S. Laqua (Born: 2000)	Chair; Interested Trustee	Indefinite term; since 2025	[ ]

Chief Executive Officer and Director, Corgi Insurance Services, Inc., an insurance agency (since 2024); Chief Executive Officer and Director, Basket Entertainment, Inc., a software and entertainment company (2021 to 2025); Director, Bangers Snacks, Inc., a food and beverage company (since 2024).

Emily Z. Yuan (Born: 2001)	Interested Trustee	Indefinite term; since 2025	[ ]

Chief Operations Officer and Director, Corgi Insurance Services, Inc., an insurance agency (since 2024); Chief Operations Officer and Director, Basket Entertainment, Inc., a software and entertainment company (2021 to 2025); Director, Bangers Snacks, Inc., a food and beverage company (since 2024).

(1)

Each Trustee holds office for an indefinite term until his or her successor is duly elected and qualified, or until his or her earlier death, resignation, removal, or retirement in accordance with Board policy. The Trustees have adopted a retirement policy of retirement at age 75.

(2)	"Fund Complex" refers to the series of Corgi ETF Trust I and any other registered investment companies advised by Corgi Strategies, LLC or its affiliates (together, the "Fund Complex").
(3)	"Independent Trustees" are Trustees who are not "interested persons" of the Trust under the 1940 Act.
(4)	Nicolas S. Laqua and Emily Z. Yuan are "interested persons" of the Trust due to their positions with the Trust and/or their affiliations with Corgi Strategies, LLC (the "Adviser").

Individual Trustee Qualifications.

The Board has determined that each Trustee brings skills, experience, and attributes that, in the aggregate, are appropriate for service on the Board given the Trust's business and structure. Among other things, the Trustees collectively bring experience in technology and data systems, corporate finance and capital markets, and venture formation and growth investing, as well as risk oversight and investment management oversight. The Board conducts an annual self-assessment of its effectiveness and that of its committees.

In addition, the Board has concluded that each Trustee serve based on the following, among other factors:

•          • Conor M. Murray. The Board has concluded that Mr. Murray should serve as a Trustee because of his leadership founding and operating an investment-technology firm and his prior work building systematic investing, risk-control, and portfolio-analytics platforms. In roles including Co-founder and Chief Executive Officer of OpenInvest (a J.P. Morgan company), Technology Associate at Bridgewater Associates, and Analyst in Morgan Stanley’s Financial Sponsors M&A Group, he developed expertise in capital markets, portfolio construction and trading systems, data and enterprise technology, and operational oversight.

•          • Bryant C. Lee. The Board has concluded that Mr. Lee should serve as a Trustee because of his operational, legal, and governance experience leading technology-enabled businesses and advising growth companies. As Chief Executive Officer and Co-founder of Vaero and previously as Co-founder/Chief Executive Officer and later Strategic Advisor at Cognition IP, with earlier service as a patent litigation attorney at Covington & Burling LLP, Mr. Lee brings experience in capital raising and budgeting, contract negotiation, intellectual-property strategy, regulatory and compliance oversight, and service-provider management.

•          • Jennifer X. Benson. The Board has concluded that Ms. Benson should serve as a Trustee because of her investment and research experience in artificial intelligence and economics, including capital allocation and due diligence for early-stage technology companies. Ms. Benson serves as a Partner at Leonis Capital and previously conducted research at OpenAI and Epoch AI and served as a Research Fellow at the Future of Humanity Institute (Oxford); she has doctoral-level training at Columbia University focused on AI/ML and economics.

•          Nicolas S. Laqua. The Board has concluded that Mr. Laqua should serve as a Trustee because of his executive leadership and oversight in acquisitions, capital markets, insurance distribution, and software businesses. This includes service as Chief Executive Officer and Director at Corgi Insurance Services, Inc. and Basket Entertainment, Inc., and as a Director at Bangers Snacks, Inc., together with practical familiarity with regulated insurance operations as a director and chief executive of an insurance agency. The Board believes Mr. Laqua's experience, qualifications, attributes, and skills, on an individual basis and in combination with those of the other Trustees, equip him to oversee financial reporting and disclosure controls, valuation, capital allocation and financing considerations, risk management, and service provider oversight with respect to the Trust.

•          Emily Z. Yuan. The Board has concluded that Ms. Yuan should serve as a Trustee because of her operational leadership and oversight in acquisitions, capital markets, insurance, and software companies. This is including service as Chief Operations Officer and Director at Corgi Insurance Services, Inc. and Basket Entertainment, Inc., and as a Director at Bangers Snacks, Inc., together with technical training in computer science at Stanford University and her familiarity with regulatory requirements as a director of an insurance agency. The Board believes Ms. Yuan's experience, qualifications, attributes, and skills, on an individual basis and in combination with those of the other Trustees, demonstrate the requisite capabilities to carry out oversight responsibilities with respect to the Trust.

Principal Officers of the Trust

The officers of the Trust manage its day-to-day operations subject to Board oversight. Unless otherwise noted, the address of each officer is c/o Corgi ETF Trust I, 425 Bush St, Suite 500, San Francisco, CA 94104.

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Emily Z. Yuan (Born: 2001)	President and Principal Executive Officer; Chief Compliance Officer; Secretary; Anti-Money Laundering Officer	Indefinite term; since 2025

Chief Operations Officer and Director, Corgi Insurance Services, Inc., an insurance agency (since 2024); Director, Bangers Snacks, Inc., a food and beverage company (since 2024); Chief Operations Officer and Director, Basket Entertainment, Inc., a software and entertainment company (2021 to 2025).

Nicolas S. Laqua (Born: 2000)	Principal Financial Officer; Principal Accounting Officer (Treasurer)	Indefinite term; since 2025

Chief Executive Officer, Corgi Insurance Services, Inc. (since 2024); Director, Bangers Snacks, Inc., a food and beverage company (since 2024); Chief Executive Officer and Director, Basket Entertainment, Inc., a software and entertainment company (2021 to 2025).

Board Committees.

The Board has established the following standing committees, each composed solely of Independent Trustees and operating under a Board-approved written charter.

Audit Committee. The Audit Committee is composed of Bryant C. Lee (Chair), Conor M. Murray, and Jennifer X. Benson. The Audit Committee oversees the Trust's accounting, financial reporting, and internal control processes; the quality and integrity of the Trust's financial statements; and the qualifications, independence, and performance of the Trust's independent registered public accounting firm. Among other responsibilities, the Audit Committee pre-approves audit and permissible non-audit services for the Trust, reviews audit plans and results, and serves as a forum for communications among the independent auditors, management, and the Board regarding accounting and financial reporting matters. As of the date of this SAI, the Audit Committee met one time with respect to the Trust.

Qualified Legal Compliance Committee ("QLCC"). The Audit Committee also serves as the Trust's QLCC for purposes of the SEC's attorney conduct rules (17 C.F.R. Secs. 205.2(k), 205.3(c)). An attorney representing the Trust who becomes aware of evidence of a material violation by the Trust or by an officer, director, employee, or agent of the Trust may report such evidence to the QLCC as an alternative to the reporting process described in 17 C.F.R. Sec. 205.3(b). As of the date of this SAI, the QLCC has met one time with respect to the Trust.

Nominating and Governance Committee. The Nominating and Governance Committee is composed of Jennifer X. Benson (Chair), Conor M. Murray, and Bryant C. Lee. The Committee identifies, evaluates, and recommends candidates for nomination to the Board as needed; oversees the Board's annual self-assessment; and reviews Trustee compensation. The Committee considers whether or not to consider shareholder-recommended nominees. The Committee meets as necessary, but at least annually. Because the Funds have not yet commenced operations, the Committee has not yet met as of the date of this SAI.

Trustee Ownership of Shares.

The Funds are required to show the dollar-amount ranges of each Trustee's beneficial ownership of Shares of each Fund and of the Trust's other series as of the end of the most recently completed calendar year. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended.

Name of Trustee	Dollar Range of Equity Securities in the Trust	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Independent Trustees
Conor M. Murray, Lead Independent Trustee	None	None
Bryant C. Lee, Trustee	None	None
Jennifer X. Benson, Trustee	None	None

Interested Trustees
Nicolas S. Laqua, Chair	Over $100,000	Over $100,000
Emily Z. Yuan, Trustee	$10,001-$50,000	$10,001-$50,000

As of December 31, 2025, none of the Independent Trustees or members of their immediate families owned securities, beneficially or of record, in the Adviser, the Distributor, or any of their affiliates. Accordingly, none of the Independent Trustees or their immediate family members had any direct or indirect interest, the value of which exceeds $120,000, in the Adviser, the Distributor, or any of their affiliates. In addition, during the two most recently completed calendar years, none of the Independent Trustees or their immediate family members engaged in any transaction(s) in an amount exceeding $120,000 in which the Adviser, the Distributor, or any affiliate thereof was a party.

Board Compensation.

Trustees will be reimbursed for reasonable travel and other out-of-pocket expenses incurred in connection with attending meetings. The Trust has no pension or retirement plan. The table below details the amount of compensation the Interested Trustees and Independent Trustees indirectly received from the Fund and Fund Complex through the Adviser during the fiscal year ended December 31, 2026. Amounts exclude any expense reimbursements.

Name	Estimated Aggregate Compensation From the Funds	Estimated Total Compensation From Fund Complex Paid to Trustees(1)
Interested Trustees
Nicolas S. Laqua	$0	$0
Emily Z. Yuan	$0	$0

Independent Trustees
Conor M. Murray	$0	$30,000
Bryant C. Lee	$0	$30,000
Jennifer X. Benson	$0	$30,000
(1)	Compensation is based on estimated amounts for the fiscal year ending December 31, 2026. Expense reimbursements, if any, are not included.

PRINCIPAL SHAREHOLDERS, CONTROL PERSONS AND MANAGEMENT OWNERSHIP

A "principal shareholder" means any person that owns, of record or beneficially, 5% or more of the outstanding Shares of a Fund. A "control person" means any shareholder that beneficially owns, directly or through controlled entities, 25% or more of the voting securities of a company, or otherwise acknowledges the existence of control. Shareholders with 25% or more of a Fund's voting securities may be able to determine the outcome of matters presented for shareholder vote.

As of the date of this SAI, Corgi Strategies, LLC, located at 425 Bush St, Suite 500, San Francisco, CA 94104, owned 100% of the outstanding Shares of the Funds and therefore may be deemed to be a "control person" of the Funds for purposes of the 1940 Act.

CODES OF ETHICS

The Trust and Corgi Strategies, LLC (the "Adviser") have each adopted Codes of Ethics (the "Codes") pursuant to Rule 17j-1 under the Investment Company Act of 1940 (the "1940 Act"). The Codes are intended to prevent affiliated persons of the Trust and the Adviser from engaging in fraudulent, deceptive or manipulative conduct in connection with securities held or to be acquired by a Fund (which may also be held by persons subject to the Codes).

Subject to preclearance and other restrictions, each Code permits personal securities transactions by personnel, including transactions in securities that may also be purchased or held by a Fund. The distributor (the "Distributor") expects to rely on the principal underwriter exception in Rule 17j-1(c)(3) to the extent applicable (including where the Distributor is not affiliated with the Trust or the Adviser and no officer, director or general partner of the Distributor serves in such capacity with the Trust or the Adviser).

A copy of the Joint Code of Ethics is available on the EDGAR Database on the SEC’s Internet site at www.sec.gov.

There can be no assurance that the Codes will prevent all such conduct. Copies of the Codes may be reviewed at the SEC's website, www.sec.gov.

PROXY VOTING POLICIES

The Board has delegated responsibility for voting proxies for portfolio securities to the Adviser, subject to Board oversight. Proxies are to be voted in the best interests of each Fund and its shareholders and in compliance with applicable law. The Adviser has adopted proxy voting policies and guidelines (the "Proxy Voting Policies"), which the Trust has approved for use when voting proxies on behalf of the Funds.

Generally, absent a conflict of interest, the Adviser will vote for routine matters (for example, the election of directors, ratification of auditors, and conforming amendments to organizational documents), and will evaluate non-routine and contested matters case-by-case. The Proxy Voting Policies address the identification of, and response to, material conflicts of interest.

The Trust's Chief Compliance Officer monitors the effectiveness of the Proxy Voting Policies.

When available, information regarding how a Fund voted proxies during the most recent 12-month period ended June 30 will be available (1) without charge upon request by email to contact@corgifunds.com, (2) on the Funds' website at www.corgifunds.com and (3) on the SEC's website at www.sec.gov.

INVESTMENT ADVISER

Corgi Strategies, LLC, a Delaware limited liability company with its principal office at 425 Bush St, Suite 500, San Francisco, CA 94104, serves as investment adviser to the Funds and is responsible for overall management of the Funds' business and day-to-day portfolio management, subject to the oversight of the Board. Corgi Strategies, LLC is registered as an Adviser with the SEC under the Investment Advisers Act of 1940.

Under an investment advisory agreement between the Trust, on behalf of each Fund, and the Adviser (the "Advisory Agreement"), the Adviser provides investment advice and portfolio management and arranges for necessary operational services, including, without limitation, transfer agency, custody, fund administration and fund accounting, and other services reasonably required for Fund operations. In exchange for a single unitary advisory fee, the Adviser has agreed to pay, from the fee, substantially all ordinary operating expenses of each Fund, except for the "Excluded Expenses" described in the Prospectus. Each Fund pays the Adviser an annual unitary advisory fee, calculated daily and paid monthly based on the Fund's average daily net assets, at the following rates. The fee rates for each Fund are set forth in Schedule A to the Advisory Agreement and may be amended from time to time to add or remove Funds and/or adjust a Fund's fee, in each case upon approval in the manner required by Article 8 of the Advisory Agreement.

The Advisory Agreement will continue in effect for an initial two-year term for each Fund and, thereafter, from year to year if such continuance is approved at least annually (1) by a majority of the Trustees who are not "interested persons" of the Trust or the Adviser, and (2) by either the Board or a vote of a majority of the outstanding Shares of the relevant Fund. The Advisory Agreement will terminate automatically in the event of its assignment and may be terminated by the Trust or the Adviser upon 60 days' written notice.

The Adviser and its affiliates will not be liable to the Trust or any shareholder for any error of judgment or mistake of law or for any loss suffered by the Trust or a Fund in connection with the performance of the Advisory Agreement, except for losses resulting from willful misfeasance, bad faith, gross negligence or reckless disregard of its duties.

Each Fund is new and, as of the date of this SAI, no advisory fees have been paid.

PORTFOLIO MANAGERS

Each Fund is managed by Isaac Hargett, Anthony Crinieri, and Miles Braden, each a portfolio manager of the Adviser (each, a "Portfolio Manager").

Portfolio Manager Fund Ownership. The SEC requires disclosure of the dollar range of each Portfolio Manager's beneficial ownership of Shares of each Fund as of the end of the most recently completed fiscal year, using prescribed ranges. As of the date of this SAI, no Shares were owned by the Portfolio Managers.

Portfolio Manager Compensation. Portfolio managers receive a fixed base salary and an annual discretionary bonus. Bonus determinations consider the Adviser's overall revenues and profitability, the portfolio managers' responsibilities and contributions to the investment process, teamwork, risk management and compliance. Compensation is not based on the investment performance of any particular account, including the Funds. Portfolio managers may also be eligible for long-term incentive awards (e.g., membership units or profit interests) that vest over 4 years.

Conflicts of Interest. Managing multiple accounts (including other registered funds and separate accounts) may create potential conflicts of interest. For example, a Portfolio Manager may have an incentive to favor an account that pays a performance-based fee or a higher advisory fee; knowledge of Fund trades could be used for the benefit of other accounts; or investment opportunities could be allocated among accounts. The Adviser has policies and procedures designed to identify and mitigate such conflicts, including trade aggregation and allocation procedures intended to provide fair and equitable treatment over time.

THE DISTRIBUTOR

The Trust has entered into a distribution agreement (the "Distribution Agreement") with [ ] (the "Distributor"), under which the Distributor will act as principal underwriter for the Funds and will distribute shares of the Funds ("Shares") on a best efforts basis. Shares are offered for sale by the Distributor only in Creation Units. The Distributor will not distribute Shares in amounts smaller than a Creation Unit and does not maintain a secondary market in Shares. The principal business address of the Distributor is [ ].

Acting as agent for the Trust, the Distributor will review and transmit orders for the purchase and redemption of Creation Units. Any subscription or order will not be binding on a Fund until accepted by the Trust or its designee. The Distributor is, or will be, a broker-dealer registered under the Securities Exchange Act of 1934 and a member of FINRA.

The Distributor may enter into arrangements with securities dealers and other firms ("Soliciting Dealers") to solicit orders for Creation Units of Shares. Such Soliciting Dealers may also be Authorized Participants (as described in "Procedures for Purchase and Redemption of Creation Units" below) or participants in DTC.

The Distribution Agreement will remain in effect for an initial two-year term from its effective date and may continue from year to year thereafter if such continuance is approved annually (1) by the Board of Trustees (the "Board") or by a vote of a majority of the outstanding voting securities of the applicable Fund and (2) by a majority of the Independent Trustees who have no direct or indirect financial interest in the Distribution Agreement or any related agreement, cast in person or as otherwise permitted by the Investment Company Act of 1940, as amended (the "1940 Act"). The Distribution Agreement may be terminated without penalty by the Trust on 60 days' written notice, when authorized either by a majority vote of the outstanding voting securities of the applicable Fund or by a vote of a majority of the Board (including a majority of the Independent Trustees), or by the Distributor on 60 days' written notice, and will terminate automatically in the event of its assignment. The Distribution Agreement limits the Distributor's liability to losses resulting from the Distributor's willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations thereunder.

The Funds are newly organized. As of the date of this SAI, no underwriting commissions have been incurred and the Distributor has not retained any amounts.

Intermediary Compensation. From its own resources and not from Fund assets, the Adviser or its affiliates may make payments to broker-dealers, banks, and other financial intermediaries ("Intermediaries") in connection with activities related to the Funds, including marketing, education, and training support (for example, conferences, webinars, or printed materials). These arrangements are not financed by the Funds, are not included in the fee and expense information in the Prospectus, and do not affect the price investors pay to buy Shares or the proceeds investors receive when selling Shares. Such payments may be significant to an Intermediary and may create conflicts of interest by incentivizing the Intermediary or its financial professionals to recommend the Funds over other investments. Investors should contact their advisers or other financial professionals for more information about any such compensation. Intermediary information is current only as of the date of this SAI. Any payments made by the Adviser or its affiliates may create an incentive for an Intermediary to encourage customers to purchase Shares.

Such compensation may be provided to Intermediaries that offer services to the Fund, including marketing and educational support (for example, through conferences, webinars, or printed materials). The Adviser will periodically review whether to continue these payments. Compensation to an Intermediary may be significant, and amounts that Intermediaries pay to your adviser, broker, or other investment professional, if any, may also be significant to them. Because Intermediaries may determine which investment options to make available or recommend, and what services to provide in connection with various products, based on the payments they receive or are eligible to receive, these arrangements create conflicts of interest between the Intermediary and its clients. For instance, such financial incentives may lead an Intermediary to recommend the Fund over other investments. The same conflict of interest may arise with respect to your adviser, broker, or other investment professional if they receive similar payments from their Intermediary firm.

Distribution (Rule 12b-1) Plan. The Trust has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan") for each Fund. No payments under the Plan are expected to be made during the twelve (12) months from the date of this SAI. Fees under the Plan may be imposed only after approval by the Board, including a majority of the Independent Trustees.

Continuance of the Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the Plan or in any related agreements (the "Independent Trustees"). The Plan may be continued from year to year only if, at least annually, the Board, including a majority of the Independent Trustees, concludes that continuation of the Plan is likely to benefit shareholders. The Plan may be terminated at any time by a vote of the Board or by a vote of a majority of the outstanding voting securities of the applicable Fund.

The Plan requires quarterly written reports to be provided to the Board of the amounts expended under the Plan and the purposes for which such expenditures were made. The Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding voting securities of the applicable Fund. All material amendments of the Plan require approval by a majority of the Trustees of the Trust and a majority of the Independent Trustees.

Under the Plan, each Fund may pay the Distributor an annual fee of up to 0.25% of the Fund's average daily net assets. The Plan is characterized as a compensation plan because any distribution and/or shareholder servicing fee will be paid to the Distributor without regard to the Distributor's actual distribution expenses or payments to other financial intermediaries. The Trust intends to administer the Plan, if implemented, in accordance with its terms and applicable FINRA rules concerning sales charges.

Subject to applicable law and regulation, payments under the Plan may be used to finance any activity that is primarily intended to result in the sale of Creation Units of a Fund or to provide, or arrange for others to provide, shareholder services and the maintenance of shareholder accounts. Such activities may include, but are not limited to: (1) delivering current Prospectuses, reports, notices, and similar materials to prospective purchasers of Creation Units; (2) advertising and other marketing or promotional services; (3) compensating others, including Authorized Participants with whom the Distributor has written agreements, for providing shareholder servicing on behalf of a Fund; (4) compensating certain Authorized Participants for assistance in distributing Creation Units, including related travel and communication expenses and the salaries and/or commissions of sales personnel; (5) payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies, investment advisers, broker-dealers, mutual fund supermarkets, and affiliates of the Trust's service providers as compensation for services or reimbursement of expenses related to distribution assistance; (6) facilitating communications with beneficial owners of Shares, including the cost of providing, or paying others to provide, services to such beneficial owners (for example, responding to inquiries related to shareholder accounts); and (7) such other services and obligations as may be set forth in the Distribution Agreement.

ADMINISTRATOR

[ ], doing business as [ ] (the "Administrator") serves as administrator and fund accountant to the Trust and the Funds. The Administrator is located at [ ]. Under an administration agreement between the Trust and the Administrator, the Administrator provides administrative, accounting, and related services to the Trust and the Funds, which may include calculation of net asset value, preparation of financial statements and other regulatory filings, tax and financial reporting support, compliance and governance support, and coordination of service providers. Subject to Board oversight, the Administrator may provide individuals to serve as officers of the Trust.

As compensation for its services, the Administrator is entitled to fees as set forth in the administration agreement, as well as reimbursement of reasonable out-of-pocket expenses. The Funds are new, and the Administrator has not received any fees from the Funds as of the date of this SAI.

TRANSFER AGENT AND ETF ORDER MANAGEMENT

[ ], doing business as [ ] (the "Transfer Agent") serves as transfer agent, dividend disbursing agent, and ETF order-taking agent for the Funds. The Transfer Agent is located at [ ]. The Transfer Agent maintains the records of Creation Unit holders, processes orders for the purchase and redemption of Creation Units, and performs certain other related services. The Transfer Agent is entitled to fees and reimbursement of certain out-of-pocket expenses as set forth in its agreement with the Trust. In this capacity, the Transfer Agent does not have responsibility for the management of any Fund, the determination of investment policy, or any matter relating to the distribution of Shares.

CUSTODIAN

Pursuant to a custody agreement, [ ] (the "Custodian"), located at [ ], serves as custodian of the Funds' assets. The Custodian holds the assets of the Funds, maintains asset records, collects income, and performs other customary custodial services. The Custodian may appoint domestic and foreign sub-custodians as permitted by applicable law. The Custodian is entitled to fees based on the Funds' assets and to reimbursement of certain out-of-pocket expenses, including settlement charges.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

[ ], located at [ ], serves as the independent registered public accounting firm for the Trust and the Funds.

PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES

The Board has approved written policies and procedures governing the disclosure of information about each Fund's portfolio holdings (the "Holdings Disclosure Policy"). For each Business Day on which a Fund is open for business, the Fund's full portfolio holdings are made publicly available through financial reporting and news services, including on publicly available internet websites, and/or on the Trust's website at www.corgifunds.com. In addition, the composition of the Deposit Securities applicable to purchases and redemptions of Creation Units is generally disseminated prior to the opening of trading on the Exchange (as defined in the Prospectus) through the National Securities Clearing Corporation ("NSCC").

For the avoidance of doubt, each Fund intends to make complete, daily portfolio information available, subject to applicable law and Exchange requirements.

The Holdings Disclosure Policy permits disclosure of portfolio information to the Trust's service providers and other parties that have a legitimate business need for the information to provide services to the Trust, including the administrator, custodian, transfer agent and ETF order management agent, distributor, pricing and data vendors, auditors, legal counsel, index calculation agents, and other similar providers (collectively, "Service Providers"). Any such disclosure is made under conditions of confidentiality and solely for the purpose of providing services to the Trust. No Fund, the Adviser, or any affiliate receives compensation or other consideration in connection with the disclosure of non-public portfolio holdings information, other than fees paid to Service Providers for services rendered.

The Trust's Chief Compliance Officer ("CCO") administers the Holdings Disclosure Policy, including maintaining a list of Service Providers and other parties that receive non-public holdings information and the timing of such disclosures, and reports to the Board at least annually regarding the operation of the policy and any material issues that have arisen.

Subject to the Holdings Disclosure Policy, the CCO may authorize immaterial exceptions when the CCO determines that a disclosure serves a legitimate business purpose, is in the best interests of shareholders, and is subject to appropriate confidentiality protections. Any such exceptions will be documented and reported to the Board.

DESCRIPTION OF SHARES

The Agreement and Declaration of Trust (the "Declaration of Trust") of Corgi ETF Trust I (the "Trust") authorizes the issuance of an unlimited number of shares of beneficial interest, no par value per share, in one or more series and classes. Each Fund is a separate series of the Trust. Each share of a Fund represents an equal proportionate interest in the assets of that Fund and is entitled to dividends and distributions, when and if declared by the Board, and to a pro rata share of the Fund's net assets upon liquidation. Shares are fully paid and non-assessable when issued, and shareholders have no preemptive or cumulative voting rights. Each Share entitles its holder to one vote. The Trustees may establish additional series or classes and may divide or combine shares into a greater or lesser number without shareholder approval, as permitted by the Declaration of Trust. All consideration received for Shares of a particular series, and all assets in which such consideration is invested, belong to that series and are subject to its liabilities.

Shares are issued only in book-entry form. The Trust does not issue share certificates. Shares are registered in the name of The Depository Trust Company ("DTC") or its nominee and are held in the account of a DTC Participants (or Indirect Participants). Beneficial ownership of Shares is reflected on the records of DTC and its participants, and transfers of ownership are effected only through those records. The Trust, the Funds, and their transfer agent do not have responsibility for the records of beneficial ownership maintained by DTC or its participants.

Shares of all series of the Trust vote together as a single class, except that (i) if a matter affects only one series, that series votes separately, and (ii) if a matter affects a series differently from other series, that series votes separately on that matter. As a Delaware statutory trust, the Trust is neither required nor intends to hold annual shareholder meetings. The Trust will hold meetings of shareholders to elect Trustees or for other purposes as required by the Investment Company Act of 1940, as amended (the "1940 Act"), or as otherwise determined by the Board. The Trust will call a meeting of shareholders to consider the removal of one or more Trustees and certain other matters upon the written request of shareholders holding at least 10% of the outstanding Shares of the Trust entitled to vote at such meeting.

Under the Declaration of Trust, the Board has the authority to liquidate a Fund without shareholder approval. While the Board has no present intention to exercise this authority, the Board may do so if a Fund fails to achieve a viable size within a reasonable period such other reasons as the Board determines to be in the best interests of the Fund and its shareholders.

The Agreement and Declaration of Trust (the “Declaration of Trust”) sets forth a detailed process for shareholders to bring derivative or direct actions, designed to permit legitimate claims while limiting the costs, distraction, and other harm that can result from spurious demands and derivative actions. Before bringing a derivative action, a demand by three unrelated shareholders must be made to the Fund’s Trustees. The Declaration of Trust specifies required information, certifications, undertakings, and acknowledgments that must accompany such a demand. Upon receiving a demand, the Trustees have 90 days, extendable by an additional 60 days, to consider it. If a majority of the Trustees who are independent for purposes of considering the demand determine that pursuing the requested action is not in the best interests of the Fund, they must reject the demand, and the complaining shareholders may not proceed with a derivative action unless they can demonstrate to a court that the Trustees’ decision was not a good-faith exercise of business judgment on the Fund’s behalf. In addition, shareholders owning Shares representing no less than a majority of the Fund’s outstanding shares must join in bringing any derivative action. If a demand is rejected, the complaining shareholders may be responsible for the Fund’s costs and expenses (including attorneys’ fees) incurred in considering the demand if a court determines that the demand was made without reasonable cause or for an improper purpose. If a derivative action is brought in violation of the Declaration of Trust, the shareholders bringing the action may be responsible for the Fund’s costs, including attorneys’ fees, if a court determines that the action was brought without reasonable cause or for an improper purpose. The Declaration of Trust provides that no shareholder may bring a direct action alleging injury as a shareholder of the Trust or any Fund where the matters alleged would, if true, give rise to a claim belonging to the Trust (or the Trust on behalf of the Fund), unless the shareholder has suffered a harm distinct from that of other shareholders. A shareholder bringing a direct claim must be a shareholder of the Fund at the time of the alleged injury or must have acquired the shares by operation of law from a person who was also a shareholder as of that time. The Declaration of Trust further provides that the Fund will pay attorneys’ fees and legal expenses incurred by a complaining shareholder only if required by law, and any attorneys’ fees the Fund is obligated to pay will be calculated using reasonable hourly rates. These provisions, set forth in Article VI, Section 4 of the Declaration of Trust (paragraphs (b), (c), (d), (e), and (f)), do not apply to claims arising under the federal securities laws. Paragraph (c) provides that, except as otherwise provided by law, any action arising out of or relating to the Trust shall be brought exclusively in the Court of Chancery of the State of Delaware.

The Declaration of Trust provides that shareholder actions against the Fund must be filed exclusively in state or federal courts located in Delaware. This forum provision does not apply to claims under the federal securities laws. Limiting actions to courts in Delaware may impose economic hardship on shareholders (e.g., travel costs, the need to retain local counsel) and may limit access to a forum some shareholders would otherwise prefer, which could discourage such actions.

The Declaration of Trust also provides that shareholders waive the right to a jury trial for claims arising out of or relating to the Declaration of Trust, the Trust, or the Shares. This jury trial waiver does not apply to claims arising under the federal securities laws.

Reorganization, Merger, and Consolidation. Under Article X, Section 4(b) of the Declaration of Trust, the Trustees may, without prior shareholder approval, (i) sell, convey, or transfer all or substantially all of the assets of the Trust, any Series, or any Class to another entity; (ii) merge, consolidate, or combine the Trust or any Series or Class with or into another entity; (iii) reorganize the Trust or any Series under any other form of legal entity or jurisdiction; or (iv) exchange or convert Shares into interests of another investment company or entity. This means that in certain circumstances, the Board may authorize the merger or reorganization of a Fund without submitting the matter to a shareholder vote. Any merger or consolidation involving affiliated registered investment companies will be conducted in compliance with Rule 17a-8 under the 1940 Act, including the required Board determinations (including by a majority of the independent Trustees) that the transaction is in the best interests of each participating fund and its shareholders and that the interests of existing shareholders will not be diluted, and the related recordkeeping requirements. These provisions do not override any requirement for a shareholder vote imposed by the 1940 Act or other applicable law.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee is liable only for losses resulting from the Trustee's own willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of Trustee. A Trustee is not liable for errors in judgment or mistakes of fact or law made in good faith.

The Declaration of Trust provides for indemnification of Trustees and officers (and, upon due approval of the Trustees, other covered persons) for claims and expenses arising in connection with their service, except to the extent resulting from willful misfeasance, bad faith, gross negligence, or reckless disregard of duties.

Nothing in this section protects or indemnifies any person against liability to which they would otherwise be subject under the federal securities laws.

BROKERAGE TRANSACTIONS

The Adviser is responsible for executing portfolio transactions for the Funds and for allocating brokerage among eligible broker dealers, subject to the supervision of the Adviser and the Board. In carrying out portfolio transactions, the Adviser seeks the most favorable execution for the Funds, taking into account factors such as price, applicable commissions or dealer spreads, the size and difficulty of the order, market impact, the quality of execution and settlement, and the operational capabilities of the broker dealer. The lowest available commission is not necessarily the most favorable overall result.

Brokerage Transactions. Generally, equity securities, whether listed or over the counter, are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers acting as market makers will include the dealers markup or reflect a markdown. Money market and other debt securities are usually bought directly from the issuer, an underwriter, or a market maker, and the Fund generally will not pay brokerage commissions for those purchases. When the Fund effects transactions in the over the counter market, it will generally deal with primary market makers unless more favorable prices are otherwise obtainable.

The Trust's policy for purchases and sales of portfolio securities for each Fund is to seek the most favorable overall terms reasonably available. Primary consideration is given to obtaining effective execution at competitive prices; this does not require that the lowest available commission be paid in every case. A constant focus on the lowest commission could, in some circumstances, impair effective portfolio management or the quality of execution and related services.

In evaluating execution quality for a particular transaction, the Adviser may consider a range of factors, including but not limited to: price; commission or commission equivalents; spread; size and difficulty of the order; liquidity and market impact; timing and speed; likelihood of execution and settlement; access to block trading and willingness to commit capital; financial condition and operational capabilities of the broker; reliability and accuracy of communications and clearing; the use of alternative trading systems (including electronic crossing networks); and the value of research and brokerage services, if any, consistent with Section 28(e) of the Securities Exchange Act of 1934. The relative importance of these factors will vary depending on the particular transaction.

The Trust has adopted policies and procedures that prohibit considering the sale of Fund shares as a factor in selecting brokers or dealers. The Adviser owes a fiduciary duty of best execution and selects the broker or dealer it believes is most capable of providing the services necessary to obtain the most favorable execution under the circumstances.

Subject to these policies, brokers or dealers selected to execute the Funds' portfolio transactions may include Authorized Participants or their affiliates (see "Purchase and Redemption of Shares in Creation Units"). An Authorized Participant or its affiliate may be selected in connection with an all-cash creation or redemption or with orders that include cash-in-lieu, provided such selection is consistent with best execution and the Trust's policies.

For swaps and other bilateral derivatives, the Adviser selects counterparties based on a range of factors, which may include pricing, execution quality, creditworthiness, collateral terms, operational capabilities, and overall relationship. These transactions are not executed through traditional brokerage in the same manner as equity trades, and commissions may not be paid. For exchange-traded futures and options, the Fund incurs exchange fees and pays commissions or other charges to its futures commission merchants. The Adviser seeks best overall terms reasonably available under the circumstances.

Brokerage Selection. The Trust does not expect to use any single broker dealer exclusively. When one or more brokers are believed capable of providing the best combination of price and execution, the Adviser may consider brokerage or research services provided to the Adviser in selecting among such brokers, and may pay a higher commission than might otherwise be available if it makes a good faith determination that the commission is reasonable in relation to the value of the services provided.

Brokerage and Research Services; Section 28(e). Where permitted by law, the Adviser may cause a Fund to pay a broker a commission in excess of that which another broker might have charged in recognition of brokerage and research services provided, consistent with Section 28(e). Research services may include, among other things, market data and analytics, portfolio analytics, execution management and order handling tools that are directly related to investment research, and access to company or industry information. The Adviser will not cause a Fund to pay a commission greater than is reasonable in relation to the value of the brokerage and research services provided, viewed in terms of either that particular transaction or the Adviser's overall responsibilities, in accordance with Section 28(e). The Adviser may also receive proprietary research that is bundled with execution services. The Adviser may use research services obtained for the benefit of any account it manages, and not all such services will necessarily be used in connection with the account that generated the commissions. This may create an incentive to select or recommend brokers based on the research services they provide; the Adviser monitors these arrangements and reports to the Board as part of the Trust's brokerage oversight program. The Adviser does not currently use Fund assets for, or participate in, third party soft dollar arrangements and does not receive proprietary research from full-service brokers. The Adviser also does not increase commissions to pay up for any such proprietary research. If, in the future, the Adviser obtains brokerage or research services from broker dealers, it would do so only in arrangements consistent with Section 28(e) of the Securities Exchange Act of 1934.

Aggregation and Allocation. When the Adviser considers purchases or sales for a Fund at or about the same time as for other accounts it manages, transactions may be aggregated to seek more favorable execution. Orders are allocated among participating accounts in a manner the Adviser believes to be fair and equitable over time. Aggregation may, in some cases, adversely affect the price or size of the position for a Fund; in other cases, it may be beneficial, for example, by enabling participation in larger transactions or by reducing commissions. From time to time, the Adviser may place a combined order for two or more accounts it manages, including the Funds, when it believes combined execution is in the best interest of each participant and will result in best price and execution. Although joint execution could adversely affect the price or volume obtained by a particular account, in the Advisers judgment, subject to Board oversight, the advantages of combined orders generally outweigh the possible disadvantages.

Affiliated Brokerage; Principal Transactions. Each Fund may effect brokerage transactions through registered broker-dealer affiliates of the Trust or the Adviser, to the extent permitted by the Investment Company Act of 1940 (the "1940 Act"), the Exchange Act, and SEC rules, including any applicable procedures adopted by the Board (including procedures consistent with Rule 17e-1 under the 1940 Act). Commissions paid to an affiliate will not exceed amounts that are reasonable and fair compared to commissions charged by others for comparable transactions. Principal transactions with affiliates are prohibited unless permitted by rule, regulation, or exemptive relief.

Directed Brokerage. The Funds do not have any practice of directing brokerage for the promotion or sale of Fund shares. The Funds are newly organized and, as of the date of this SAI, have not paid commissions on brokerage transactions directed to brokers pursuant to any arrangement for research or brokerage services.

Regular Brokers or Dealers. Each Fund is required to identify any securities of its regular broker-dealers (as defined in Rule 10b-1 under the 1940 Act) or their parents held by the Fund as of the end of the most recent fiscal year. This information is not provided because the Funds had not yet completed their first fiscal year of operations as of the date of this SAI.

No brokerage commission information is provided since the Funds had not yet completed their first fiscal year of operations as of the date of this SAI.

PORTFOLIO TURNOVER RATE

The portfolio turnover rate is, in general terms, the percentage obtained by dividing the lesser of a Fund's purchases or sales of securities (excluding short-term instruments and securities received or delivered in-kind) by the average value of the Fund during the period. A rate of 100% indicates that the equivalent of the Fund's entire portfolio has been bought and sold during a year. Higher turnover may increase transaction costs and may affect the amount, timing, and character of distributions for tax purposes. To the extent a Fund realizes net short-term capital gains, distributions attributable to those gains will be treated as ordinary income for federal income tax purposes.

Each Fund is new and does not have a portfolio turnover rate to report as of the date of this SAI.

BOOK ENTRY ONLY SYSTEM

The Depository Trust Company ("DTC") acts as securities depository for the Shares. Shares are represented by securities registered in the name of DTC or its nominee, Cede & Co., and are deposited with, or on behalf of, DTC. Certificates will not be issued for Shares.

DTC is a limited-purpose trust company and a member of the Federal Reserve System, a "clearing agency" registered with the SEC, and a subsidiary of The Depository Trust & Clearing Corporation. DTC holds securities of its participants ("DTC Participants") and facilitates the clearance and settlement of securities transactions among DTC Participants through electronic book-entry changes in accounts of DTC Participants, thereby eliminating the need for physical movement of certificates. DTC Participants include broker-dealers, banks, trust companies, clearing corporations, and other organizations. Access to the DTC system is also available to others such as banks, brokers, and dealers that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly ("Indirect Participants").

Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants, and persons holding interests through DTC Participants or Indirect Participants (collectively, "Beneficial Owners"). Ownership of beneficial interests in Shares is shown on, and the transfer of ownership is effected only through, records maintained by DTC (for DTC Participants) and by DTC Participants (for Indirect Participants and Beneficial Owners). The Trust recognizes DTC or its nominee as the record owner of all Shares for all purposes. Beneficial Owners are not entitled to have Shares registered in their names and will not receive physical delivery of Share certificates. Beneficial Owners must rely on the procedures of DTC and the DTC Participant or Indirect Participant through which they hold Shares to exercise rights of a holder of Shares.

Notices, statements, and other communications to Beneficial Owners will be transmitted through DTC and DTC Participants. Distributions of dividends and other amounts with respect to Shares will be made to DTC or its nominee, which will credit DTC Participants' accounts in proportion to their respective beneficial interests. Payments by DTC Participants to Indirect Participants and to Beneficial Owners will be governed by standing instructions and customary practices and are the responsibility of such DTC Participants and Indirect Participants, and not of the Trust, the Funds, or their service providers.

DTC may discontinue providing depository services with respect to Shares at any time by giving reasonable notice in accordance with its procedures and applicable law. Under such circumstances, the Trust will seek a replacement for DTC to perform its functions at a comparable cost; if a replacement is not available, the Trust may make other arrangements, which may include issuing printed certificates, as permitted by applicable law (and, if required, in a manner satisfactory to the Fund's listing exchange). The Trust, the Funds, and their service providers have no responsibility for records, notices, or payments maintained or transmitted by DTC, DTC Participants, or Indirect Participants.

PURCHASE AND REDEMPTION OF SHARES IN CREATION UNITS

The Trust issues and redeems shares of each Fund (the "Shares") only in aggregations of a specified number of Shares ("Creation Units") on a continuous basis, without a sales load but subject to applicable transaction fees. Creation and redemption orders are effected at the net asset value ("NAV") per Share next determined after an order is received in proper form and accepted on a Business Day by the Trust through its transfer agent (the "Transfer Agent") in accordance with an Authorized Participant Agreement (a "Participant Agreement"). Each Fund's NAV is calculated on each Business Day as of the scheduled close of regular trading on the primary listing exchange for the Shares (generally 4:00 p.m., Eastern Time). A "Business Day" is any day on which the Exchange is open for regular trading. The Funds do not issue fractional Creation Units. Each Creation Unit consists of 25,000 Shares (or such other amount as the Trust may determine and disclose).

Fund Deposit. The consideration for a purchase of a Creation Unit (the "Fund Deposit") generally consists of (i) a designated basket of securities (the "Deposit Securities") together with (ii) a cash amount (the "Cash Component"). The Cash Component equals the difference between the NAV of a Creation Unit and the aggregate value of the Deposit Securities, and may be a positive or negative amount. The Trust may permit or require the substitution of cash in lieu of some or all Deposit Securities ("Deposit Cash"). When a Fund accepts cash (in whole or in part), the Fund may incur costs associated with acquiring portfolio positions that would otherwise have been delivered in kind; such costs may be borne by the Fund, by an Authorized Participant, or otherwise as set forth in the Participant Agreement.

The Fund Deposit (Deposit Securities or Deposit Cash, as applicable, plus the Cash Component) represents the minimum initial and subsequent investment for a Creation Unit. Computation of the Cash Component excludes any stamp duties, transfer taxes, or other similar charges associated with the transfer of beneficial ownership of Deposit Securities, which are the responsibility of the Authorized Participant.

Daily Dissemination. On each Business Day, prior to the opening of regular trading on the Exchange (currently 9:30 a.m., Eastern Time), the names and required quantities of Deposit Securities (or the required amount of Deposit Cash, as applicable) for each Fund, together with the Cash Component, are disseminated via the National Securities Clearing Corporation ("NSCC") based on information as of the close of the prior Business Day. The composition of the Fund Deposit is subject to change and may differ from a Fund's portfolio holdings for a variety of reasons (for example, corporate actions, index rebalances, or operational considerations).

Custom Baskets. Each Fund may accept or deliver "custom baskets" (i.e., baskets that are not a pro rata slice of the Fund's portfolio) consistent with Rule 6c-11 under the Investment Company Act of 1940, as amended (the "1940 Act"). The Adviser has adopted written policies and procedures governing the construction, acceptance, and oversight of custom baskets, which are subject to Board of Trustees (the "Board") oversight.

Eligibility to Transact; Authorized Participants. Orders for Creation Units may be placed only by entities that are (i) participants in the NSCC's Continuous Net Settlement system (each, a "Participating Party") or (ii) participants in The Depository Trust Company ("DTC") (each, a "DTC Participant") and, in each case, that have executed a Participant Agreement with respect to the relevant Fund (each such entity, an "Authorized Participant"). An Authorized Participant agrees, among other things, to pay the Cash Component, applicable creation transaction fees, and any taxes or other charges in connection with an order.

An investor transacting through a broker that is not an Authorized Participant must route orders through an Authorized Participant, and such investor may incur additional charges. At any given time, only a limited number of broker-dealers may have executed a Participant Agreement, and only a subset may support all order types or international settlement capabilities.

Placing Purchase Orders; Cut-Offs. All orders to purchase Shares directly from a Fund must be for one or more whole Creation Units and must be submitted in the manner and by the deadline specified in the Participant Agreement and/or applicable order form. Unless otherwise specified, the purchase order cut-off time is expected to be 4:00 p.m. Eastern Time and may be modified by the Fund. The date on which a purchase order (or a redemption order, as described below) is received in proper form and accepted is the "Order Placement Date." On days when the Exchange closes earlier than normal, the Funds may require that orders be placed earlier. If a market on which a Fund's portfolio investments principally trade is closed, the Fund generally will not accept orders on such day.

Delivery of the Fund Deposit; Settlement; Additional Cash Deposit. Fund Deposits must be delivered by an Authorized Participant through DTC (for equity securities), through the Federal Reserve wire system (for cash), and/or through other arrangements acceptable to the Trust or its agents. The cash portion must be received by the custodian (the "Custodian") no later than the contractual settlement date. The typical settlement cycle for each creation transaction is one Business Day after the trade date ("T+1"), unless otherwise agreed by the Fund and the Authorized Participant or as permitted by Rule 15c6-1 under the Securities Exchange Act of 1934 (the "Exchange Act").

The Funds may permit a creation order to proceed before all Deposit Securities have been received. In such cases, the Authorized Participant must deposit additional cash collateral (the "Additional Cash Deposit") by 4:00 p.m. Eastern Time on the contractual settlement date (or such other time as specified). The Additional Cash Deposit is held in a non-interest bearing account and is subject to increase or decrease until all missing Deposit Securities are received. The Trust may purchase missing Deposit Securities at any time; the Authorized Participant will be liable to the Trust for any costs of such purchases (including any difference between the actual purchase price and the value used for Fund Deposit purposes, plus related transaction costs). Any unused portion of the Additional Cash Deposit will be returned once all missing Deposit Securities have been received or purchased and deposited into the Fund. If the Fund does not receive all required components by the specified time, the order may be canceled; upon written notice to the Transfer Agent, such canceled order may be resubmitted on the next Business Day using the then-current Fund Deposit.

Deemed Receipt; Proper Form. An order is deemed received on the Business Day it is placed only if it is in proper form prior to the applicable cut-off time and federal funds in the appropriate amount are deposited with the Custodian on the contractual settlement date by 4:00 p.m. Eastern Time (or such other time as specified). If proper form or funds are not timely received, the order may be rejected and the Authorized Participant may be liable for any resulting losses.

Issuance of Creation Units. Except as otherwise provided, Creation Units will not be issued until (i) the Transfer Agent has verified receipt of the required Deposit Securities or Deposit Cash, as applicable, (ii) the Custodian has received the Cash Component and any required Additional Cash Deposit, and (iii) all other conditions to creation have been satisfied. Upon confirmation, the Trust will issue and deliver the Creation Units, typically no later than the contractual settlement date. The Authorized Participant is responsible for any losses resulting from untimely delivery of required components.

Acceptance or Rejection of Purchase Orders. The Trust reserves the right to reject any creation order, including if: (1) the order is not in proper form; (2) the Fund Deposit (including the names or quantities of Deposit Securities or the amount of Deposit Cash) does not match the information disseminated through NSCC for that date; (3) the investor(s), upon obtaining the Shares ordered, would beneficially own 80% or more of the outstanding Shares of the Fund (the Trust reserves the right to require information reasonably necessary to determine beneficial ownership for purposes of this 80% test); (4) acceptance of the Fund Deposit would, in the judgment of the Trust, be unlawful; (5) acceptance or receipt of the order would, in the opinion of counsel to the Trust, be unlawful; or (6) circumstances outside the control of the Trust, the Custodian, any sub-custodian, the Transfer Agent, and/or the Adviser make it impracticable to process orders. Illustrative examples include natural disasters; extreme weather; fires or floods; widespread utility or telecommunications outages; market-wide trading halts; or systems failures affecting the Trust, the distributor, the Custodian or any sub-custodian, the Transfer Agent, DTC, NSCC, the Federal Reserve System, or other participants. The Transfer Agent will notify a prospective creator and/or its Authorized Participant of any rejection. The Trust, the Transfer Agent, the Custodian, any sub-custodian, and the distributor have no duty to notify of defects or irregularities in any Fund Deposit and shall not be liable for failure to give such notice. The Trust will exercise any right to reject orders in a manner consistent with Rule 6c-11 and related SEC guidance, including with respect to limited suspensions and extraordinary circumstances, and in a manner designed not to impair the arbitrage mechanism.

All questions as to the composition of the Fund Deposit, the number of shares of each Deposit Security, and the validity, form, eligibility, and acceptance of any securities or cash tendered will be determined by the Trust, and the Trust's determinations will be final and binding.

Creation Transaction Fees. A fixed creation transaction fee of $300 may be imposed to offset transfer and other transaction costs associated with processing creation orders. The fixed fee is payable to the Custodian (or another service provider, as applicable) and applies to each creation order regardless of the number of Creation Units purchased in that order. The fixed fee may be changed from time to time and may be waived for certain orders if the Fund determines to waive all or part of the costs, or if another party (such as the Adviser) agrees to pay such fee.

In addition, for cash creations, partial cash creations, or non-standard orders, a variable fee payable to the Fund of up to 3.00%, which may be charged in addition to the fixed transaction fee, may be charged to cover the Fund's trading costs, taxes, and other expenses related to purchasing portfolio investments with cash. The Adviser may determine not to impose a variable fee when it believes doing so is in the best interests of shareholders.

Investors who use the services of a broker or other intermediary may be charged a fee for such services. Investors are responsible for any costs of transferring securities to or from their accounts as part of the creation process.

Risks of Purchasing Creation Units. Purchases of Creation Units directly from a Fund involve certain legal risks. Because Shares may be continuously offered, a "distribution" could be occurring at any time. Depending on the facts and circumstances, activities of a shareholder may cause the shareholder to be deemed a statutory underwriter under the Securities Act of 1933 (the "Securities Act") and subject to prospectus delivery and liability provisions. For example, a shareholder may be deemed a statutory underwriter if it purchases Creation Units, breaks them into Shares, and sells those Shares directly to customers, or combines the creation of new Shares with an active selling effort. Whether a person is an underwriter depends on all facts and circumstances. Dealers participating in a distribution and dealing with Shares as part of an "unsold allotment" within the meaning of Section 4(a)(3)(C) of the Securities Act may be unable to rely on the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act.

Redemption.

Shares may be redeemed only in Creation Units at the NAV next determined after a redemption request in proper form is received and accepted by the Fund through the Transfer Agent on a Business Day. Except upon liquidation of a Fund, the Trust does not redeem Shares in amounts less than a Creation Unit. Investors who are not Authorized Participants must accumulate sufficient Shares in the secondary market to constitute a Creation Unit to redeem. There can be no assurance that secondary-market liquidity will always permit assembly of a Creation Unit; investors should expect to incur brokerage and other costs in connection with aggregating Shares.

Prior to the opening of regular trading on the Exchange on each Business Day, the Custodian, through NSCC, makes available the list of names and quantities of portfolio securities (the "Fund Securities") and the cash amount, if any, that will be applicable to redemption requests received that day in proper form. Fund Securities received upon redemption may differ from the Deposit Securities applicable to creations.

Redemption proceeds are paid in kind, in cash, or a combination thereof, as determined by the Trust in its discretion. For in-kind redemptions, redemption proceeds for a Creation Unit generally consist of the Fund Securities announced for that day, plus or minus a cash amount equal to the difference between the NAV of the Shares being redeemed and the value of the Fund Securities (the "Cash Redemption Amount"), less applicable fees. When the value of the Fund Securities exceeds the NAV of the Shares being redeemed, the redeeming shareholder will be required to pay the difference in cash through its Authorized Participant. The Trust may, in its discretion, substitute cash for any Fund Security.

The typical settlement cycle for each redemption transaction is T+1, unless otherwise agreed by the Fund and the Authorized Participant or as permitted by Rule 15c6-1 under the Exchange Act. In certain cases (for example, due to local market holidays or other market conditions), settlement of redemption proceeds may occur later.

Redemption Transaction Fees. A fixed redemption transaction fee of $300 may be imposed to offset transfer and other transaction costs associated with processing redemption orders. The fixed fee is payable to the Custodian (or another service provider, as applicable) and applies to each redemption order, regardless of the number of Creation Units redeemed. The fixed fee may be changed from time to time and may be waived for certain orders if the Fund determines to waive all or part of the costs, or if another party (such as the Adviser) agrees to pay such fee.

In addition, for cash redemptions, partial cash redemptions, or non-standard orders, a variable fee payable to the Fund of up to 3.00%, which may be charged in addition to the fixed transaction fee, may be charged to cover the Fund's trading costs, taxes, and other expenses related to selling portfolio investments to raise cash. The Adviser may determine not to impose a variable fee when it believes doing so is in the best interests of shareholders.

Investors who use the services of a broker or other intermediary may be charged a fee for such services. Investors are responsible for any costs of transferring Fund Securities from the Trust to their account or as otherwise directed.

Procedures for Redemption of Creation Units; Cut-Offs. Redemption orders must be submitted in proper form to the Transfer Agent by an Authorized Participant prior to 4:00 p.m. Eastern Time (or such other time as specified in the Participant Agreement and/or applicable order form). A redemption request is in proper form if: (i) the Authorized Participant has transferred, or caused to be transferred, the Creation Unit(s) being redeemed through DTC to the account of the Transfer Agent by the time specified; and (ii) the Transfer Agent has received an acceptable redemption request from the Authorized Participant within the time periods specified. If Shares are not received through DTC's facilities by the required time, or the request otherwise is not in proper form, the redemption request will be rejected.

Additional Redemption Procedures. A redeeming shareholder or an Authorized Participant acting on its behalf must maintain appropriate custody arrangements to receive Fund Securities. The Trust may, in its discretion, require or permit cash redemptions. In either case, the redeeming investor will receive a cash amount equal to the NAV of the Shares next determined after receipt of a redemption request in proper form, less applicable fees and charges (including any variable fee for cash redemptions). Upon request, the Trust may deliver a basket of securities that differs from the announced Fund Securities but does not differ in NAV.

Redemptions in kind are subject to applicable federal and state securities laws. The Trust reserves the right to redeem Creation Units for cash to the extent it could not lawfully deliver specific Fund Securities or could not do so without first registering such securities. An Authorized Participant or an investor for which it is acting that is subject to a legal restriction with respect to a particular Fund Security may receive an equivalent amount of cash. An Authorized Participant that is not a "qualified institutional buyer" ("QIB") as defined in Rule 144A under the Securities Act will be unable to receive Fund Securities that are restricted securities eligible for resale under Rule 144A; the Trust may require written confirmation of QIB status as a condition to delivery of such securities.

Suspension of Redemptions. The right of redemption may be suspended or the date of payment postponed: (1) for any period when the Exchange is closed (other than customary weekend and holiday closings); (2) for any period when trading on the Exchange is suspended or restricted; (3) for any period when an emergency exists that makes it not reasonably practicable to dispose of Shares or determine NAV; or (4) in such other circumstances as are permitted by the SEC. The Trust will administer any suspension in a manner consistent with Rule 6c-11 and related SEC guidance and in a manner designed not to impair the arbitrage mechanism.

DETERMINATION OF NET ASSET VALUE

NAV per Share for each Fund is computed by dividing the value of the Fund's net assets (the value of total assets minus total liabilities) by the total number of Shares outstanding, rounded to the nearest cent. Expenses and fees (including any management fees) accrue daily and are reflected in the determination of NAV.

The NAV of each Fund is calculated by the Administrator as of the scheduled close of regular trading on the Fund's primary listing exchange (generally 4:00 p.m., Eastern Time) on each day that the exchange is open for regular trading. If market closures or early closes affect particular asset classes (for example, an early close for certain fixed-income markets announced by the Securities Industry and Financial Markets Association, "SIFMA"), valuations for those holdings may reflect the earlier close on such day.

In valuing portfolio investments, each Fund generally uses market-based valuations. Prices may be obtained from one or more pricing services, directly from an exchange or trading venue, from quotations of major market makers or dealers, or, where appropriate, using amortized cost for short-term instruments. For investments that trade on an exchange, a market valuation generally refers to the last reported sale price or official closing price. Investments and other assets (and liabilities) denominated in currencies other than U.S. dollars are converted to U.S. dollars at current market rates as quoted by one or more sources on the valuation date.

When market quotations are not "readily available" or are deemed unreliable, the Fund will determine a fair value in accordance with Rule 2a-5 under the Investment Company Act of 1940. The Board has adopted valuation policies and procedures and has designated the Adviser as the Fund's valuation designee (the "Valuation Designee") pursuant to Rule 2a-5 to perform fair value determinations, subject to Board oversight. Fair value methodologies may consider, among other things, evaluated prices from pricing services, model inputs, observable market data, corporate actions, trading halts, significant events occurring after market close, and, for derivatives, counterparty quotations and collateral. The use of fair value prices may result in values that differ from quoted or published prices and may cause the Fund's NAV to differ from the value of an index at a point in time.

Derivatives used to obtain exposure (for example, swaps, futures, and options) are valued pursuant to the Fund's valuation procedures. Depending on the instrument, valuation inputs may include exchange settlement prices, quotations from one or more dealers or pricing services, models that reference observable market data, and, when appropriate, values of related instruments such as an exchange-traded fund designed to track the Fund's relevant reference asset or benchmark (particularly if that benchmark level is not computed as of the U.S. market close). When market quotations are not readily available or are deemed unreliable, such instruments are valued at fair value in good faith under the Fund's Rule 2a-5 procedures.

DIVIDENDS AND DISTRIBUTIONS

The following supplements, and should be read with, the Prospectus section titled "Dividends, Distributions, and Taxes."

General policies. Each Fund generally declares and pays dividends from net investment income, if any, at least once a year. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis for a Fund. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve its status as a regulated investment company ("RIC") or to avoid imposition of income or excise taxes on undistributed income or realized gains.

Distributions of income and capital gains, if any, are declared and paid in cash. Dividends and other distributions on Shares are made on a pro rata basis to beneficial owners of record through Depository Trust Company ("DTC") participants and indirect participants, with proceeds transmitted by the Trust to DTC for allocation to DTC participants and then to beneficial owners.

The Trust may declare special dividends or other distributions if, in its reasonable discretion, such action is necessary or advisable to maintain a Fund's status as a regulated investment company ("RIC") or to avoid Fund-level income or excise taxes on undistributed amounts. Each Fund intends to make distributions in amounts and at times intended to avoid the 4% federal excise tax described under "Federal Income Taxes" below.

Use of derivatives may cause the Funds to recognize income, gain, or loss for tax and accounting purposes without a corresponding receipt or payment of cash in the same period. As a result, the Fund may be required to sell investments, including derivatives, at times it would not otherwise do so in order to meet distribution requirements.

Dividend reinvestment service. The Trust does not offer a DTC book-entry dividend reinvestment service. However, certain broker-dealers may offer a dividend reinvestment service for beneficial owners through DTC participants. Investors should contact their brokers to determine availability, applicable procedures, and any deadlines. If such a service is used, distributions will be reinvested in additional whole Shares at the then-current NAV, and such reinvested amounts will be taxable to the same extent as if received in cash.

FEDERAL INCOME TAXES

The following is a summary of certain U.S. federal income tax considerations generally affecting the Funds and their shareholders. It supplements the Prospectus and is not a complete discussion of all tax matters that may be relevant. This summary is based on current provisions of the Code, Treasury regulations, judicial decisions, and administrative rulings and guidance, all of which are subject to change (possibly with retroactive effect). Investors should consult their own tax advisers about federal, state, local, and foreign tax consequences to them in light of their particular circumstances.

Taxation of the Funds. Each Fund intends to elect and qualify each year for treatment as a RIC under the Code. If a Fund qualifies as a RIC and distributes its income and gains in a timely manner to shareholders, the Fund generally will not be subject to U.S. federal income tax on the income and gains it distributes. To qualify as a RIC, among other requirements, a Fund must (1) distribute in each taxable year at least 90% of its "investment company taxable income" and 90% of its net tax-exempt income, if any (the "Distribution Requirement"); (2) derive at least 90% of its gross income each taxable year from certain qualifying sources such as dividends, interest, gains from the sale or other disposition of stock, securities, or foreign currencies, or income derived with respect to its business of investing in such stock, securities, or currencies (the "Qualifying Income Requirement"); and (3) satisfy certain asset diversification tests at the end of each quarter (the "Diversification Requirement").

To the extent a Fund invests in instruments that may generate income that is not qualifying income (which can include certain derivatives), the Fund intends to monitor and limit such investments so that its non-qualifying income does not exceed 10% of gross income. If a Fund were to fail the Qualifying Income Requirement or the Diversification Requirement, relief provisions may be available in limited circumstances if the failure is due to reasonable cause and not willful neglect and the Fund pays a penalty tax and/or takes corrective action. If relief were not available and a Fund failed to qualify for RIC treatment for a taxable year, the Fund would be subject to tax at the Fund level on all of its taxable income at corporate rates, and distributions from earnings and profits (including distributions of net capital gain) would be taxable to shareholders as ordinary income. The Fund could be required to recognize and distribute earnings and profits as a condition to requalifying as a RIC in a subsequent year.

A Fund may elect to treat part or all of certain "late-year losses" as incurred in the following taxable year for purposes of determining its taxable income and distributions. Net capital losses (capital losses in excess of capital gains) generally may be carried forward indefinitely by a RIC to offset future capital gains, subject to limitations. The carryover of losses may be limited following certain ownership changes.

Each Fund may be subject to a 4% nondeductible federal excise tax on certain undistributed amounts if it does not distribute during each calendar year at least (i) 98% of its ordinary income for the calendar year and (ii) 98.2% of its capital gain net income for the one-year period ending on October 31 (or, if the Fund makes an election, for its fiscal year), plus any shortfalls from the prior year. The Funds intend to make distributions in amounts and at times intended to minimize excise tax, but there can be no assurance that all such liability will be eliminated.

If a Fund retains net capital gain, it may designate the retained amount as "undistributed capital gains" in a notice to shareholders. In that case, shareholders would (i) be required to include their share of such undistributed amount in income as long-term capital gain, (ii) be entitled to a credit for their share of the tax paid by the Fund on such undistributed amount, and (iii) increase their tax basis in Shares by the excess of the amount included in income over the tax deemed paid.

Taxation of shareholders - distributions. Distributions of a Fund's "investment company taxable income" (computed without regard to the dividends-paid deduction) are taxable to shareholders as ordinary income, whether paid in cash or reinvested. Distributions of a Fund's net capital gain (net long-term capital gains in excess of net short-term capital losses) are taxable as long-term capital gains, regardless of how long a shareholder has held Shares. A portion of ordinary income dividends paid to non-corporate shareholders may be eligible to be taxed at the reduced rates applicable to "qualified dividend income" if certain holding period and other requirements are met by both the Fund and the shareholder. To the extent properly reported, certain dividends received by corporate shareholders may be eligible for the dividends-received deduction, subject to holding period and other limitations.

Distributions are generally taxable when paid; however, any dividend declared in October, November, or December with a record date in such month and paid in January is treated for U.S. federal income tax purposes as received on December 31 of the year declared. Distributions may also be subject to state and local taxes.

If a Fund's distributions exceed its current and accumulated earnings and profits, all or a portion of such excess will be treated as a return of capital to shareholders, reducing each shareholder's tax basis in Shares (and, after such basis is reduced to zero, resulting in capital gain).

Taxation of shareholders - sale or exchange of Shares. A sale or other taxable disposition of Shares generally will result in a capital gain or loss equal to the difference between the amount realized and the shareholder's adjusted tax basis in the Shares. The gain or loss will be long-term if the Shares were held for more than one year, and short-term otherwise. Any loss realized on a disposition of Shares held for six months or less will be treated as long-term capital loss to the extent of any amounts treated as long-term capital gain that were distributed (or deemed distributed) with respect to such Shares. Losses may be disallowed under the "wash sale" rules if substantially identical Shares are acquired within 30 days before or after the disposition. Shareholders should consult their brokers regarding available cost-basis reporting methods and elections.

Creations and redemptions by Authorized Participants. An Authorized Participant that exchanges securities for Creation Units generally will recognize gain or loss equal to the difference between the market value of the Creation Units at the time and the sum of the Authorized Participant's aggregate basis in the securities surrendered plus the cash paid, if any. An Authorized Participant that redeems Creation Units generally will recognize gain or loss equal to the difference between the Authorized Participant's basis in the Creation Units and the sum of the aggregate market value of any securities received plus the cash received, if any. The Internal Revenue Service may take the position that a loss realized upon an exchange of securities for Creation Units may be disallowed under the wash sale rules (for an exchanger that does not mark-to-market) or on the basis that there has been no significant change in economic position. If, after a creation, a purchaser (or group) would own 80% or more of a Fund's outstanding Shares and Section 351 of the Code otherwise would apply, the Fund may reject the order and may require beneficial ownership information reasonably necessary to evaluate the application of Section 351. If the Fund nonetheless issues Creation Units in such circumstances, the Authorized Participant may not recognize gain or loss on the exchange. Authorized Participants should consult their own tax advisers.

Taxation of Fund investments. Certain investments (including, without limitation, derivatives, foreign currency contracts, and transactions subject to the "straddle," "constructive sale," or "mark-to-market" rules) may be subject to complex provisions of the Code that, among other things, could affect the character of gains and losses realized by a Fund, accelerate the recognition of income to a Fund, defer losses, or affect whether income is qualifying income for RIC purposes. These rules may also require a Fund to recognize income or gains without a corresponding receipt of cash, potentially requiring the Fund to sell securities to meet the Distribution Requirement. Each Fund intends to monitor transactions, make appropriate elections, and maintain books and records as required to mitigate adverse tax consequences and preserve RIC status.

Backup withholding and reporting. A Fund may be required to withhold federal income tax ("backup withholding") from dividends, capital gain distributions, and redemption proceeds payable to shareholders who fail to provide a correct taxpayer identification number, who are subject to backup withholding due to under-reporting, who fail to certify that they are not subject to backup withholding, or who fail to certify their U.S. status. Backup withholding is not an additional tax and amounts withheld may be credited against a shareholder's federal income tax liability.

Net investment income tax. Certain individuals, trusts, and estates are subject to a 3.8% tax on their "net investment income," (the "NII tax") which generally includes distributions from a Fund and net gains from the sale or other disposition of Shares.

Non-U.S. shareholders. Distributions to non-U.S. shareholders generally will be subject to U.S. withholding tax at the rate of 30% (or a lower applicable treaty rate) to the extent derived from ordinary income. Subject to certain requirements, a Fund may report a portion of its distributions as "interest-related dividends" or "short-term capital gain dividends," which generally are exempt from such withholding for non-U.S. shareholders; special rules and exceptions apply, including for individuals present in the United States for 183 days or more during the year. Gains realized by non-U.S. shareholders on the sale of Shares generally are not subject to U.S. federal income tax, subject to certain exceptions. Non-U.S. shareholders may be subject to backup withholding if they fail to provide required certifications.

FATCA. Under the Foreign Account Tax Compliance Act ("FATCA"), a Fund may be required to withhold 30% on ordinary income distributions paid to certain foreign financial institutions and non-financial foreign entities that fail to satisfy documentation, reporting, or other requirements. FATCA may also affect a Fund's returns on certain investments. Investors should consult their tax advisers regarding FATCA.

Tax-exempt shareholders. Tax-exempt investors (including retirement plans and IRAs) are generally exempt from federal income tax on Fund distributions and gains, except to the extent that such amounts constitute unrelated business taxable income ("UBTI"). In certain circumstances, investments by a Fund (for example, in residual interests of real estate mortgage investment conduits or certain real estate investment trusts) could generate UBTI to tax-exempt shareholders. Tax-exempt investors should consult their tax advisers.

Certain reporting. Shareholders may be required to file IRS Form 8886 if they recognize a loss on a disposition of Shares that exceeds applicable thresholds. Significant penalties may apply for failure to comply with reporting requirements. The fact that a loss is reportable does not affect whether the treatment of the loss is proper.

The tax information provided here is only a summary of certain considerations. Prospective investors should consult their own tax advisers regarding the U.S. federal, state, local, and foreign tax consequences of an investment in the Funds.

FINANCIAL STATEMENTS

The Funds have not yet commenced investment operations and, therefore, have not produced financial statements. Once produced, you can obtain copies of the Annual Report without charge by calling the Fund at (855) 552-6744 or visiting the SEC's website at www.sec.gov.

CORGI ETF TRUST I

PART C: OTHER INFORMATION

Item 28. Exhibits

Exhibit No.	Description of Exhibit
(a)(i)	Certificate of Trust. Incorporated by reference to the Registrants Form N-1A filed August 25, 2025 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-25-000002, Exhibit (a)(i).
(a)(ii)

Certificate of Amendment to Certificate of Trust. Incorporated by reference to the Registrants Form N-1A filed August 25, 2025 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-25-000002, Exhibit (a)(ii).

(a)(iii)

Amended and Restated Agreement and Declaration of Trust. Incorporated by reference to the Registrant's Post-Effective Amendment on Form N-1A, filed April 29, 2026 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-26-000058, Exhibit (a)(iii).

(b)	By-Laws. Incorporated by reference to Accession No. 0002078265-25-000002, Exhibit (b).
(c)	Instruments Defining Rights of Security Holders - See relevant portions of Declaration of Trust and By-Laws.
(d)(i)

Investment Advisory Agreement between the Registrant and Corgi Strategies, LLC. Incorporated by reference to the Registrants Form N-1A filed August 25, 2025 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-25-000002, Exhibit (d)(i).

(d)(ii)

Amendment No. 1 to the Investment Advisory Agreement between the Registrant and Corgi Strategies, LLC. Incorporated by reference to the Registrant's Post-Effective Amendment on Form N-1A, filed April 29, 2026 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-26-000058, Exhibit (d)(ii)

(e)(i)

Distribution Agreement between the Trust and Paralel Distributors LLC. Incorporated by reference to the Registrants Pre-Effective Amendment No. 1 on Form N-1A, filed October 24, 2025 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-25-000006, Exhibit (e)(i).

(e)(ii)

Amendment No. 1 to the Distribution Agreement between the Trust and Paralel Distributors LLC. Incorporated by reference to the Registrant's Post-Effective Amendment on Form N-1A, filed April 29, 2026 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-26-000058, Exhibit (e)(ii)

(e)(iii)

Amendment No. 2 to the Distribution Agreement between the Trust and Paralel Distributors LLC. Incorporated by reference to the Registrant's Post-Effective Amendment on Form N-1A, filed May 28, 2026 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-26-000182, Exhibit (e)(iii).

(e)(iv)

Form of Authorized Participant Agreement. Incorporated by reference to the Registrants Pre-Effective Amendment No. 1 on Form N-1A, filed October 24, 2025 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-25-000006, Exhibit (e)(ii).

(f)	Not applicable.
(g)(i)

Custodian Agreement between the Trust and U.S. Bank National Association. Incorporated by reference to the Registrants Pre-Effective Amendment No. 1 on Form N-1A, filed October 24, 2025 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-25-000006, Exhibit (g).

(g)(ii)

First Amendment to Custodian Agreement between the Trust and U.S. Bank National Association. Incorporated by reference to the Registrant's Post-Effective Amendment on Form N-1A, filed April 29, 2026 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-26-000058, Exhibit (g)(ii)

(g)(iii)

Second Amendment to Custodian Agreement between the Trust and U.S. Bank National Association. Incorporated by reference to the Registrant's Post-Effective Amendment on Form N-1A, filed May 28, 2026 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-26-000182, Exhibit (g)(iii).

(g)(iv)

Third Amendment to Custodian Agreement between the Trust and U.S. Bank National Association. Incorporated by reference to the Registrant's Post-Effective Amendment on Form N-1A, filed May 28, 2026 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-26-000182, Exhibit (g)(iv).

(h)(i)

Fund Administration, Fund Accounting and Transfer Agent Services Agreement between the Registrant and U.S. Bank Global Fund Services. Incorporated by reference to the Registrants Pre-Effective Amendment No. 1 on Form N-1A, filed October 24, 2025 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-25-000006, Exhibit (h)(i).

(h)(ii)

First Amendment to the Fund Administration, Fund Accounting and Transfer Agent Services Agreement between the Registrant and U.S. Bank Global Fund Services. Incorporated by reference to the Registrant's Post-Effective Amendment on Form N-1A, filed April 29, 2026 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-26-000058, Exhibit (h)(ii)

(h)(iii)

Second Amendment to the Fund Administration, Fund Accounting and Transfer Agent Services Agreement between the Registrant and U.S. Bank Global Fund Services. Incorporated by reference to the Registrant's Post-Effective Amendment on Form N-1A, filed May 28, 2026 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-26-000182, Exhibit (h)(iii).

(h)(iv)

Third Amendment to the Fund Administration, Fund Accounting and Transfer Agent Services Agreement between the Registrant and U.S. Bank Global Fund Services. Incorporated by reference to the Registrant's Post-Effective Amendment on Form N-1A, filed May 28, 2026 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-26-000182, Exhibit (h)(iv).

(h)(v)	Not separately filed. The services described in Item 28(h)(v) are provided under the agreement filed as Exhibit (h)(i).
(i)	Opinion and Consent of Counsel – to be filed by subsequent amendment.
(j)	Consent of Independent Registered Public Accounting Firm – to be filed by subsequent amendment.
(k)	Not applicable.
(l)

Form of Subscription Agreement. Incorporated by reference to the Registrants Pre-Effective Amendment No. 1 on Form N-1A, filed October 24, 2025 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-25-000006, Exhibit (l).

(m)(i)	Rule 12b-1 Plan. Incorporated by reference to the Registrants Form N-1A filed August 25, 2025 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-25-000002, Exhibit (m).
(m)(ii)

Amended Schedule A to the Rule 12b-1 Distribution and Shareholder Service Plan. Incorporated by reference to the Registrant's Post-Effective Amendment on Form N-1A, filed April 29, 2026 (File Nos. 333-289838; 811-24117), Accession No.0002078265-26-000058, Exhibit (m)(ii)

(n)	Not applicable.
(o)	Reserved.
(p)(i)

Joint Code of Ethics for the Registrant and Corgi Strategies, LLC. Incorporated by reference to the Registrants Form N-1A filed August 25, 2025 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-25-000002, Exhibit (p)(i).

(p)(ii)	Reserved.
(q)	Powers of Attorney. Incorporated by reference to the Registrants Form N-1A filed August 25, 2025 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-25-000002, Exhibit (q).

Item 29. Persons Controlled by or Under Common Control with Registrant

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30. Indemnification

Reference is made to Article IX of the Registrant's Agreement and Declaration of Trust. In general, that provision authorizes indemnification of Trustees, officers, employees, and agents of the Trust for liabilities and expenses arising in connection with their service to the Trust, subject to the limitations set forth therein and under applicable law.

Pursuant to Rule 484 under the Securities Act of 1933, as amended (the "Securities Act"), the Registrant furnishes the following undertaking: "Insofar as indemnification for liability arising under the Securities Act may be permitted to Trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable. If a claim for indemnification against such liabilities is made (other than reimbursement by the Registrant of expenses incurred or paid by a Trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such Trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless its counsel determines that the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification is against public policy as expressed in the Securities Act, and the Registrant will be bound by the court's final adjudication of the issue."

Item 31. Business and Other Connections of Investment Adviser

Corgi Strategies, LLC - SEC File No. 801-134212

This item incorporates by reference the Uniform Application for Investment Adviser Registration (Form ADV) of Corgi Strategies, LLC, which is on file with the Securities and Exchange Commission. The Form ADV is available at www.adviserinfo.sec.gov.

Item 32. Principal Underwriter

The principal underwriter for the Funds (the "Distributor") will be [ ].

(a)     [ ]

(b)    [ ]

(c)     [ ]

Item 33. Location of Accounts and Records

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the following locations:

Records Relating to:	Are located at:
Registrant's Fund Administrator, Fund Accountant and Transfer Agent	[ ]

Registrant's Custodian	[ ]

Registrant's Principal Underwriter	[ ]

Registrant's Investment Adviser	Corgi Strategies, LLC 425 Bush St, Suite 500 San Francisco, CA 94104

Item 34. Management Services

Not applicable.

Item 35. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in San Francisco, California, on June 30, 2026.

Corgi ETF Trust I

/s/ Emily Z. Yuan
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities indicated on June 30, 2026.

Signature	Title

/s/ Emily Z. Yuan	President and Principal Executive Officer; Trustee
Emily Z. Yuan

/s/ Nicolas S. Laqua	Trustee; Chair; Principal Financial Officer;
Nicolas S. Laqua	Principal Accounting Officer (Treasurer)

/s/ Conor M. Murray	Lead Independent Trustee
Conor M. Murray

/s/ Bryant C. Lee	Trustee
Bryant C. Lee

/s/ Jennifer X. Benson	Trustee
Jennifer X. Benson